UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04642

                          The Phoenix Edge Series Fund
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

            Kathleen A. McGah, Esq.
      Vice President, Chief Legal Officer             John H. Beers, Esq.
      Counsel and Secretary for Registrant       Vice President and Counsel
         Phoenix Life Insurance Company        Phoenix Life Insurance Company
               One American Row                       One American Row
           Hartford, CT 06103-2899                 Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


THE PHOENIX EDGE SERIES FUND
GLOSSARY
SEPTEMBER 30, 2006 (UNAUDITED)

ADR (American Depositary Receipt)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC (American Municipal Bond Assurance Corporation)

ETF (EXCHANGE TRADED FUND)
A Fund that tracks an index, but can be traded like a stock.

FGIC (Financial Guaranty Insurance Company)

FSA (Financial Security Assurance, Inc.)

GDR (GLOBAL DEPOSITARY RECEIPT)
A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

MBIA (Municipal Bond Insurance Association)

NEW YORK SHARES (GUILDER SHARES)
Shares representing Dutch companies that are not permitted to trade outside of national borders.

REIT (Real Estate Investment Trust)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

When-issued and delayed delivery transactions
Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

 PHOENIX CAPITAL GROWTH SERIES (FORMERLY PHOENIX-ENGEMANN CAPITAL GROWTH SERIES)

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES           VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS--98.9%

AEROSPACE & DEFENSE--2.7%
  Lockheed Martin Corp.                           44,950       $  3,868,397
  Rockwell Collins, Inc.                         117,200          6,427,248
                                                               ------------
                                                                 10,295,645
                                                               ------------

AIRLINES--1.6%
  Continental Airlines, Inc. Class B (b)(c)      150,700          4,266,317
  Southwest Airlines Co.                         111,150          1,851,759
                                                               ------------
                                                                  6,118,076
                                                               ------------

APPAREL RETAIL--2.3%
  American Eagle Outfitters, Inc.                 82,700          3,624,741
  AnnTaylor Stores Corp. (b)                     124,250          5,201,105
                                                               ------------
                                                                  8,825,846
                                                               ------------

APPLICATION SOFTWARE--3.7%
  Adobe Systems, Inc. (b)                         67,800          2,539,110
  Autodesk, Inc. (b)                              59,600          2,072,888
  BEA Systems, Inc. (b)                          643,950          9,788,040
                                                               ------------
                                                                 14,400,038
                                                               ------------

ASSET MANAGEMENT & CUSTODY BANKS--3.4%
  Affiliated Managers Group, Inc. (b)(c)          25,700          2,572,827
  Northern Trust Corp.                            81,500          4,762,045
  Nuveen Investments, Inc. Class A (c)           116,900          5,988,787
                                                               ------------
                                                                 13,323,659
                                                               ------------

BIOTECHNOLOGY--1.1%
  Gilead Sciences, Inc. (b)                       60,500          4,156,350
                                                               ------------

COMMUNICATIONS EQUIPMENT--6.4%
  Cisco Systems, Inc. (b)                        509,150         11,710,450
  Motorola, Inc.                                 524,100         13,102,500
                                                               ------------
                                                                 24,812,950
                                                               ------------

COMPUTER HARDWARE--1.5%
  Hewlett-Packard Co.                            155,800          5,716,302
                                                               ------------

COMPUTER STORAGE & PERIPHERALS--4.1%
  EMC Corp. (b)                                  467,150          5,596,457
  QLogic Corp. (b)                               551,000         10,413,900
                                                               ------------
                                                                 16,010,357
                                                               ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.5%
  Caterpillar, Inc.                               89,900          5,915,420
                                                               ------------


                                                 SHARES           VALUE
                                                 -------       ------------

DEPARTMENT STORES--1.0%
  Penney (J.C.) Co., Inc.                         57,500       $  3,932,425
                                                               ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.8%
  Equifax, Inc.                                   84,400          3,098,324
                                                               ------------

DIVERSIFIED METALS & MINING--2.5%
  Freeport-McMoRan Copper & Gold, Inc. Class B
    (Indonesia)                                  182,800          9,735,928
                                                               ------------

ENVIRONMENTAL & FACILITIES SERVICES--1.7%
  Covanta Holding Corp. (b)                      185,650          3,997,044
  Waste Management, Inc.                          67,750          2,485,070
                                                               ------------
                                                                  6,482,114
                                                               ------------

HEALTH CARE DISTRIBUTORS--1.0%
  AmerisourceBergen Corp.                         82,700          3,738,040
                                                               ------------

HEALTH CARE EQUIPMENT--0.5%
  Biomet, Inc.                                    58,450          1,881,506
                                                               ------------

HEALTH CARE SERVICES--1.2%
  Express Scripts, Inc. (b)                       61,050          4,608,665
                                                               ------------

HOUSEHOLD PRODUCTS--4.1%
  Colgate-Palmolive Co.                           93,300          5,793,930
  Energizer Holdings, Inc. (b)                    74,850          5,388,451
  Procter & Gamble Co. (The)                      77,400          4,797,252
                                                               ------------
                                                                 15,979,633
                                                               ------------

HYPERMARKETS & SUPER CENTERS--0.8%
  Costco Wholesale Corp.                          64,800          3,219,264
                                                               ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.3%
  AES Corp. (The) (b)                            203,650          4,152,423
  TXU Corp.                                      139,400          8,715,288
                                                               ------------
                                                                 12,867,711
                                                               ------------

INDUSTRIAL CONGLOMERATES--2.1%
  General Electric Co.                           175,100          6,181,030
  Textron, Inc.                                   24,200          2,117,500
                                                               ------------
                                                                  8,298,530
                                                               ------------

INDUSTRIAL GASES--0.5%
  Airgas, Inc.                                    55,850          2,020,095
                                                               ------------

INDUSTRIAL MACHINERY--0.7%
  Danaher Corp.                                   37,900          2,602,593
                                                               ------------

 PHOENIX CAPITAL GROWTH SERIES (FORMERLY PHOENIX-ENGEMANN CAPITAL GROWTH SERIES)


                                                SHARES            VALUE
                                              ----------       ------------

INTEGRATED OIL & GAS--2.1%
  Exxon Mobil Corp.                               29,900       $  2,006,290
  Marathon Oil Corp.                              80,850          6,217,365
                                                               ------------
                                                                  8,223,655
                                                               ------------

INVESTMENT BANKING & BROKERAGE--1.8%
  Charles Schwab Corp. (The)                     387,750          6,940,725
                                                               ------------

LEISURE PRODUCTS--1.3%
  Marvel Entertainment, Inc. (b)(c)              206,700          4,989,738
                                                               ------------

LIFE SCIENCES TOOLS & SERVICES--0.5%
  Waters Corp. (b)                                43,600          1,974,208
                                                               ------------

MANAGED HEALTH CARE--5.1%
  Aetna, Inc.                                     57,200          2,262,260
  Sierra Health Services, Inc. (b)               139,400          5,274,896
  UnitedHealth Group, Inc.                        97,000          4,772,400
  WellCare Health Plans, Inc. (b)                 65,900          3,731,917
  WellPoint, Inc. (b)                             48,000          3,698,400
                                                               ------------
                                                                 19,739,873
                                                               ------------

MOVIES & ENTERTAINMENT--0.9%
  Walt Disney Co. (The)                          107,800          3,332,098
                                                               ------------

OIL & GAS EQUIPMENT & SERVICES--0.9%
  Schlumberger Ltd.                               54,500          3,380,635
                                                               ------------

OIL & GAS REFINING & MARKETING--1.5%
  Valero Energy Corp.                            114,450          5,890,741
                                                               ------------

PACKAGED FOODS & MEATS--1.9%
  Campbell Soup Co. (c)                          203,700          7,435,050
                                                               ------------

PHARMACEUTICALS--8.2%
  King Pharmaceuticals, Inc. (b)(c)              389,650          6,635,739
  Merck & Co., Inc.                              184,350          7,724,265
  Mylan Laboratories, Inc. (c)                   483,600          9,734,868
  Pfizer, Inc.                                   274,950          7,797,582
                                                               ------------
                                                                 31,892,454
                                                               ------------

PROPERTY & CASUALTY INSURANCE--1.7%
  Berkley (W.R.) Corp.                           190,500          6,741,795
                                                               ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0 6%
  CB Richard Ellis Group, Inc.
    Class A (b)                                  102,500          2,521,500
                                                               ------------

RESTAURANTS--2.9%
  Brinker International, Inc.                    117,200          4,698,548
  Starbucks Corp. (b)                             90,400          3,078,120
  Yum! Brands, Inc.                               67,600          3,518,580
                                                               ------------
                                                                 11,295,248
                                                               ------------


                                                 SHARES           VALUE
                                                --------       ------------

SEMICONDUCTOR EQUIPMENT--0.5%
  Lam Research Corp. (b)                          46,350       $  2,101,046
                                                               ------------

SEMICONDUCTORS--7.5%
  Freescale Semiconductor, Inc.
    Class B (b)                                   64,800          2,463,048
  Intel Corp.                                    234,450          4,822,637
  Micron Technology, Inc. (b)                    237,700          4,135,980
  National Semiconductor Corp.                   272,650          6,415,454
  NVIDIA Corp. (b)                               194,150          5,744,898
  Texas Instruments, Inc.                        164,850          5,481,263
                                                               ------------
                                                                 29,063,280
                                                               ------------

SOFT DRINKS--2.4%
  Pepsi Bottling Group, Inc. (The) (c)           259,100          9,198,050
                                                               ------------

SPECIALIZED FINANCE--2.8%
  Moody's Corp.                                  168,250         11,000,185
                                                               ------------

SPECIALTY STORES--2.4%
  Barnes & Noble, Inc.                            52,450          1,989,953
  Office Depot, Inc. (b)                         103,900          4,124,830
  Staples, Inc.                                  126,850          3,086,260
                                                               ------------
                                                                  9,201,043
                                                               ------------

SYSTEMS SOFTWARE--5.0%
  Microsoft Corp.                                163,200          4,460,256
  Oracle Corp. (b)                               839,500         14,892,730
                                                               ------------
                                                                 19,352,986
                                                               ------------

TRUCKING--0.4%
  Hunt (J.B.) Transport Services, Inc.            77,900          1,617,983
                                                               ------------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $345,368,510)                                383,931,764
                                                               ------------

TOTAL LONG TERM INVESTMENTS--98.9%
  (Identified Cost $345,368,510)                                383,931,764
                                                               ------------

SHORT-TERM INVESTMENTS--8.1%

MONEY MARKET MUTUAL FUNDS--6.9%
  State Street Navigator Prime Plus
    (5.28% seven day effective yield) (e)     26,831,563         26,831,563
                                                               ------------

                                                  PAR
                                                 VALUE
                                                 (000)            VALUE
                                                --------       ------------

COMMERCIAL PAPER(d)--1.2%
  Target Corp. 5.35%, 10/2/06                    $ 4,650         $4,649,309
                                                               ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $31,480,872)                                  31,480,872
                                                               ------------


TOTAL INVESTMENTS--107.0%
  (Identified cost $376,849,382)                                415,412,636(a)
  Other assets and liabilities, net--(7.0)%                     (27,149,636)
                                                               ------------
NET ASSETS--100.0%                                             $388,263,000
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $38,393,006 and gross depreciation of $4,047,346 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $381,066,976.
(b) Non-income producing.
(c) All or a portion of security is on loan.
(d) The rate shown is the discount rate.
(e) Represents security purchased with cash collateral received for securities on loan.

                          PHOENIX MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

                                                 SHARES           VALUE
                                                --------        -----------

DOMESTIC COMMON STOCKS--93.4%

AEROSPACE & DEFENSE--3.2%
  Precision Castparts Corp.                       20,150        $ 1,272,674
                                                                -----------

APPAREL RETAIL--2.7%
  DSW, Inc. Class A (b)                           35,050          1,104,075
                                                                -----------

APPAREL, ACCESSORIES & LUXURY GOODS--6.5%
  Carter's, Inc. (b)                              50,000          1,319,500
  Polo Ralph Lauren Corp.                         20,000          1,293,800
                                                                -----------
                                                                  2,613,300
                                                                -----------

ASSET MANAGEMENT & CUSTODY BANKS--3.8%
  T. Rowe Price Group, Inc.                       32,400          1,550,340
                                                                -----------

BIOTECHNOLOGY--3.1%
  Celgene Corp. (b)                               28,650          1,240,545
                                                                -----------

CATALOG RETAIL--4.2%
  Coldwater Creek, Inc. (b)                       59,025          1,697,559
                                                                -----------

COMMUNICATIONS EQUIPMENT--3.0%
  Finisar Corp. (b)                              125,650            456,110
  Harris Corp.                                    17,300            769,677
                                                                -----------
                                                                  1,225,787
                                                                -----------

EDUCATION SERVICES--2.4%
  Bright Horizons Family Solutions,
    Inc. (b)                                      23,150            966,050
                                                                -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--6.8%
  Amphenol Corp. Class A                          20,900          1,294,337
  Itron, Inc. (b)                                 26,200          1,461,960
                                                                -----------
                                                                  2,756,297
                                                                -----------

HEALTH CARE EQUIPMENT--8.2%
  Hologic, Inc. (b)                               32,650          1,420,928
  Intuitive Surgical, Inc. (b)                     6,250            659,062
  ResMed, Inc. (b)                                11,200            450,800
  Respironics, Inc. (b)                           19,900            768,339
                                                                -----------
                                                                  3,299,129
                                                                -----------

HEALTH CARE FACILITIES--3.7%
  Psychiatric Solutions, Inc. (b)                 43,800          1,493,142
                                                                -----------

HEALTH CARE SUPPLIES--2.5%
  LifeCell Corp. (b)                              31,800          1,024,596
                                                                -----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.5%
  Robert Half International, Inc.                 42,200          1,433,534
                                                                -----------


                                                 SHARES           VALUE
                                                --------        -----------

INTERNET SOFTWARE & SERVICES--7.4%
  Akamai Technologies, Inc. (b)                   36,400        $ 1,819,636
  WebEx Communications, Inc. (b)                  30,450          1,188,159
                                                                -----------
                                                                  3,007,795
                                                                -----------

INVESTMENT BANKING & BROKERAGE--4.0%
  Greenhill & Co., Inc.                           24,300          1,628,586
                                                                -----------

IT CONSULTING & OTHER SERVICES--2.5%
  Cognizant Technology Solutions
    Corp. Class A (b)                             13,850          1,025,731
                                                                -----------

LEISURE FACILITIES--3.1%
  Life Time Fitness, Inc. (b)                     26,850          1,242,886
                                                                -----------

LIFE SCIENCES TOOLS & SERVICES--2.5%
  Ventana Medical Systems, Inc. (b)               24,450            998,294
                                                                -----------

MANAGED HEALTH CARE--2.0%
  WellCare Health Plans, Inc. (b)                 14,100            798,483
                                                                -----------

OIL & GAS DRILLING--2.0%
  ENSCO International, Inc.                       18,700            819,621
                                                                -----------

OIL & GAS EXPLORATION & PRODUCTION--5.3%
  Denbury Resources, Inc. (b)                     37,000          1,069,300
  Range Resources Corp.                           43,150          1,089,106
                                                                -----------
                                                                  2,158,406
                                                                -----------

SEMICONDUCTORS--1.9%
  Intersil Corp. Class A                          31,450            772,098
                                                                -----------

SYSTEMS SOFTWARE--1.5%
  Red Hat, Inc. (b)                               28,700            604,996
                                                                -----------

TRADING COMPANIES & DISTRIBUTORS--3.4%
  Fastenal Co.                                    35,450          1,367,306
                                                                -----------

WIRELESS TELECOMMUNICATION SERVICES--4.2%
  NII Holdings, Inc. (b)                          27,400          1,703,184
                                                                -----------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $32,848,439)                                  37,804,414
                                                                -----------

TOTAL LONG TERM INVESTMENTS--93.4%
  (Identified Cost $32,848,439)                                  37,804,414
                                                                -----------

SHORT-TERM INVESTMENTS--6.1%

MONEY MARKET MUTUAL FUNDS--4.5%
  SSgA Money Market Fund (4.95%
    seven day effective yield)                   1,840,000        1,840,000
                                                                -----------

                         PHOENIX MID-CAP GROWTH SERIES


                                                  PAR
                                                 VALUE
                                                  (000)             VALUE
                                                --------        -----------

REPURCHASE AGREEMENTS--1.6%
  State Street Bank and Trust Co.
    repurchase agreement 1.50% dated
    9/29/06, due 10/2/06, repurchase
    price $637,080 collateralized by
    U.S. Treasury Note 7.25%,
    8/15/22 market value $655,960                  $ 637        $   637,000
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $2,477,000)                                    2,477,000
                                                                -----------

TOTAL INVESTMENTS--99.5%
  (Identified cost $35,325,439)                                  40,281,414(a)
  Other assets and liabilities, net--0.5%                           206,868
                                                                -----------
NET ASSETS--100.0%                                              $40,488,282
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,594,742 and gross depreciation of $749,143 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $35,435,815.
(b) Non-income producing.

                         PHOENIX STRATEGIC THEME SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES           VALUE
                                               ---------        -----------

DOMESTIC COMMON STOCKS--94.4%

AEROSPACE & DEFENSE--3.1%
  Precision Castparts Corp.                       23,900        $ 1,509,524
                                                                -----------

APPAREL RETAIL--2.7%
  DSW, Inc. Class A (b)                           41,650          1,311,975
                                                                -----------

APPAREL, ACCESSORIES & LUXURY GOODS--6.6%
  Carter's, Inc. (b)                              60,700          1,601,873
  Polo Ralph Lauren Corp.                         24,050          1,555,794
                                                                -----------
                                                                  3,157,667
                                                                -----------

ASSET MANAGEMENT & CUSTODY BANKS--3.9%
  T. Rowe Price Group, Inc.                       38,950          1,863,757
                                                                -----------

BIOTECHNOLOGY--3.1%
  Celgene Corp. (b)                               34,050          1,474,365
                                                                -----------

CATALOG RETAIL--4.3%
  Coldwater Creek, Inc. (b)                       71,175          2,046,993
                                                                -----------

COMMUNICATIONS EQUIPMENT--3.0%
  Finisar Corp. (b)                              148,850            540,326
  Harris Corp.                                    20,500            912,045
                                                                -----------
                                                                  1,452,371
                                                                -----------

EDUCATION SERVICES--2.4%
  Bright Horizons Family Solutions,
    Inc. (b)                                      27,700          1,155,921
                                                                -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--6.8%
  Amphenol Corp. Class A                          24,850          1,538,960
  Itron, Inc. (b)                                 31,150          1,738,170
                                                                -----------
                                                                  3,277,130
                                                                -----------

HEALTH CARE EQUIPMENT--8.3%
  Hologic, Inc. (b)                               39,850          1,734,272
  Intuitive Surgical, Inc. (b)                     7,450            785,602
  ResMed, Inc. (b)                                13,450            541,363
  Respironics, Inc. (b)                           23,650            913,126
                                                                -----------
                                                                  3,974,363
                                                                -----------

HEALTH CARE FACILITIES--3.7%
  Psychiatric Solutions, Inc. (b)                 51,900          1,769,271
                                                                -----------

HEALTH CARE SUPPLIES--2.5%
  LifeCell Corp. (b)                              37,800          1,217,916
                                                                -----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.5%
  Robert Half International, Inc.                 50,150          1,703,596
                                                                -----------


                                                 SHARES           VALUE
                                               ---------        -----------

INTERNET SOFTWARE & SERVICES--7.4%
  Akamai Technologies, Inc. (b)                   43,300        $ 2,164,567
  WebEx Communications, Inc. (b)                  36,200          1,412,524
                                                                -----------
                                                                  3,577,091
                                                                -----------

INVESTMENT BANKING & BROKERAGE--4.2%
  Greenhill & Co., Inc.                           29,750          1,993,845
                                                                -----------

IT CONSULTING & OTHER SERVICES--2.5%
  Cognizant Technology Solutions
    Corp. Class A (b)                             16,450          1,218,287
                                                                -----------

LEISURE FACILITIES--3.1%
  Life Time Fitness, Inc. (b)                     31,950          1,478,966
                                                                -----------

LIFE SCIENCES TOOLS & SERVICES--2.5%
  Ventana Medical Systems, Inc. (b)               29,050          1,186,112
                                                                -----------

MANAGED HEALTH CARE--2.0%
  WellCare Health Plans, Inc. (b)                 16,750            948,553
                                                                -----------

OIL & GAS DRILLING--1.4%
  ENSCO International, Inc.                       15,500            679,365
                                                                -----------

OIL & GAS EXPLORATION & PRODUCTION--6.4%
  Denbury Resources, Inc. (b)                     47,000          1,358,300
  Range Resources Corp.                           68,025          1,716,951
                                                                -----------
                                                                  3,075,251
                                                                -----------

SEMICONDUCTORS--1.9%
  Intersil Corp. Class A                          37,600            923,080
                                                                -----------

SYSTEMS SOFTWARE--1.5%
  Red Hat, Inc. (b)                               34,100            718,828
                                                                -----------

TRADING COMPANIES & DISTRIBUTORS--3.4%
  Fastenal Co.                                    42,700          1,646,939
                                                                -----------

WIRELESS TELECOMMUNICATION SERVICES--4.2%
  NII Holdings, Inc. (b)                          32,550          2,023,308
                                                                -----------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $39,316,231)                                  45,384,474
                                                                -----------

TOTAL LONG TERM INVESTMENTS--94.4%
  (Identified Cost $39,316,231)                                  45,384,474
                                                                -----------

SHORT-TERM INVESTMENTS--5.6%

MONEY MARKET MUTUAL FUNDS--4.6%
  SSgA Money Market Fund (4.95%
    seven day effective yield)                 2,190,000          2,190,000
                                                                -----------

                         PHOENIX STRATEGIC THEME SERIES

                                                 PAR
                                                VALUE
                                                 (000)             VALUE
                                               ---------        -----------

REPURCHASE AGREEMENTS--1.0%
  State Street Bank and Trust Co.
    repurchase agreement 1.50% dated
    9/29/06, due 10/2/06, repurchase
    price $498,062, collateralized
    by U.S. Treasury Note 7.25%,
    8/15/22 market value $509,484                  $ 498        $   498,000
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $2,688,000)                                    2,688,000
                                                                -----------

TOTAL INVESTMENTS--100.0%
  (Identified cost $42,004,231)                                  48,072,474(a)
  Other assets and liabilities, net--0.0%                            12,284
                                                                -----------
NET ASSETS--100.0%                                              $48,084,758
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,889,697 and gross depreciation of $879,538 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $42,062,315.
(b) Non-income producing.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                               ---------       ------------

FOREIGN  COMMON STOCKS(c)--95.4%

BELGIUM--2.9%
  Belgacom SA (Integrated
    Telecommunication Services)                  156,800       $  6,112,060
                                                               ------------

BRAZIL--4.2%
  Petroleo Brasileiro S.A. ADR
    (Integrated Oil & Gas) (b)(d)                118,500          8,868,540
                                                               ------------

CHINA--1.5%
  PetroChina Co. Ltd. Class H
    (Integrated Oil & Gas)                     3,004,000          3,231,248
                                                               ------------

FRANCE--1.8%
  PSA Peugeot Citroen SA
    (Automobile Manufacturers) (d)                66,600          3,755,598
                                                               ------------

GERMANY--9.9%
  Commerzbank AG (Diversified
    Banks)                                       146,000          4,915,357
  Deutsche Post AG Registered
    Shares (Air Freight &
    Logistics)                                   114,200          2,997,603
  Deutsche Postbank AG (Diversified
    Banks)                                        84,400          6,405,372
  E.ON AG (Electric Utilities) (d)                55,800          6,630,677
                                                               ------------
                                                                 20,949,009
                                                               ------------

HONG KONG--6.8%
  China Mobile Ltd. (Wireless
    Telecommunication Services)                1,249,000          8,825,637
  Swire Pacific Ltd. Class B
    (Multi-Sector Holdings)                    2,982,500          5,581,672
                                                               ------------
                                                                 14,407,309
                                                               ------------

INDIA--1.3%
  ICICI Bank Ltd. Sponsored ADR
    (Diversified Banks) (d)                       93,200          2,862,172
                                                               ------------

ITALY--3.5%
  ENI S.p.A. (Integrated Oil & Gas) (d)          105,500          3,126,431
  Snam Rete Gas S.p.A. (Gas
    Utilities)                                   893,000          4,336,986
                                                               ------------
                                                                  7,463,417
                                                               ------------

JAPAN--26.9%
  Bank of Kyoto Ltd. (The)
    (Regional Banks) (d)                         517,000          5,225,803
  Canon, Inc. (Office Electronics)               157,500          8,213,334
  Daito Trust Construction Co. Ltd.
    (Homebuilding) (d)                           108,200          5,871,424


                                                 SHARES            VALUE
                                               ---------       ------------

JAPAN--(CONTINUED)
  Mitsubishi UFJ Financial Group,
    Inc. (Diversified Banks)                         595       $  7,656,296
  NTT DoCoMo, Inc. (Wireless
    Telecommunication Services) (d)                2,670          4,113,778
  ORIX Corp. (Consumer Finance) (d)               16,500          4,560,635
  Seino Holdings Co. Ltd.
    (Trucking) (d)                               495,000          5,820,572
  Seven and I Holdings Co. Ltd.
    (Food Retail) (d)                            165,400          5,320,804
  Takeda Pharmaceutical Co. Ltd.
    (Pharmaceuticals) (d)                         96,000          5,989,587
  Toyota Motor Corp. (Automobile
    Manufacturers) (d)                            81,000          4,402,286
                                                               ------------
                                                                 57,174,519
                                                               ------------

MEXICO--2.7%
  Grupo Aeroportuario del Sureste
    S.A. de C.V.  ADR (Airport
    Services) (d)                                155,700          5,809,167
                                                               ------------

NETHERLANDS--2.2%
  ING Groep N.V. (Other Diversified
    Financial Services)                          104,000          4,574,834
                                                               ------------

PORTUGAL--2.2%
  Portugal Telecom SGPS S.A.
    (Integrated Telecommunication
    Services)                                    378,500          4,727,590
                                                               ------------

SINGAPORE--1.9%
  Oversea-Chinese Banking Corp.
    Ltd. (Diversified Banks)                     993,400          4,096,817
                                                               ------------

SWEDEN--2.3%
  Nordea Bank AB (Diversified
    Banks)                                       366,000          4,794,662
                                                               ------------

SWITZERLAND--4.3%
  Nestle S.A. Registered Shares
    (Packaged Foods & Meats)                       7,200          2,510,456
  Zurich Financial Services AG
    Registered Shares (Multi-line
    Insurance)                                    26,600          6,535,927
                                                               ------------
                                                                  9,046,383
                                                               ------------

TAIWAN--2.7%
  Taiwan Semiconductor
    Manufacturing Co. Ltd.
    Sponsored ADR (Semiconductors)(d)            601,514          5,774,536
                                                               ------------

UNITED KINGDOM--18.3%
  AstraZeneca plc (Pharmaceuticals)               70,000          4,374,918
  British American Tobacco plc
    (Tobacco)                                    129,600          3,503,949
  Centrica plc (Multi-Utilities)               1,021,700          6,221,946

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES


                                                 SHARES            VALUE
                                               ---------       ------------

UNITED KINGDOM--(CONTINUED)
  Morrison (WM.) Supermarkets plc
    (Food Retail)                              1,259,900       $  5,738,184
  Resolution plc (Life & Health
    Insurance)                                   555,700          6,424,849
  Scottish Power plc (Electric
    Utilities)                                   284,400          3,469,207
  Vodafone Group plc (Wireless
    Telecommunication Services)                2,014,000          4,609,926
  Weir Group plc (The) (Industrial
    Machinery)                                   500,000          4,500,646
                                                               ------------
                                                                 38,843,625
                                                               ------------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $144,083,435)                                202,491,486
                                                               ------------

FOREIGN PREFERRED STOCKS(c)--3.6%

SOUTH KOREA--3.6%
  Samsung Electronics Co. Ltd. Pfd.
    1.10% (Semiconductors)                        14,600          7,668,375
                                                               ------------

TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $3,392,434)                                    7,668,375
                                                               ------------

TOTAL LONG TERM INVESTMENTS--99.0%
  (Identified Cost $147,475,869)                                210,159,861
                                                               ------------

SHORT-TERM INVESTMENTS--19.5%

MONEY MARKET MUTUAL FUNDS--19.0%
  State Street Navigator Prime Plus
    (5.28% seven day effective
    yield) (e)                                40,329,836         40,329,836
                                                               ------------


                                                 PAR
                                                VALUE
                                                 (000)             VALUE
                                               ---------       ------------

COMMERCIAL PAPER(f)--0.5%
  UBS Finance Delaware LLC 5.34%,
    10/2/06                                    $   1,120       $  1,119,834
                                                               ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $41,449,670)                                  41,449,670
                                                               ------------

TOTAL INVESTMENTS--118.5%
  (Identified cost $188,925,539)                                251,609,531(a)
  Other assets and liabilities, net--(18.5)%                    (39,256,625)
                                                               ------------
NET ASSETS--100.0%                                             $212,352,906
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $65,549,114 and gross depreciation of $3,032,729 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $189,093,146.
(b) Non-income producing.
(c) Common stocks and preferred stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f) The rate shown is the discount rate.

PHOENIX-ABERDEEN INTERNATIONAL SERIES

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Air Freight & Logistics                             1.4%
Airport Services                                    2.8
Automobile Manufacturers                            3.9
Consumer Finance                                    2.2
Diversified Banks                                  14.6
Electric Utilities                                  4.8
Food Retail                                         5.3
Gas Utilities                                       2.1
Homebuilding                                        2.8
Industrial Machinery                                2.1
Integrated Oil & Gas                                7.2
Integrated Telecommunication Services               5.2
Life & Health Insurance                             3.0
Multi-Sector Holdings                               2.6
Multi-Utilities                                     3.0
Multi-line Insurance                                3.1
Office Electronics                                  3.9
Other Diversified Financial Services                2.2
Packaged Foods & Meats                              1.2
Pharmaceuticals                                     4.9
Regional Banks                                      2.5
Semiconductors                                      6.4
Tobacco                                             1.7
Trucking                                            2.8
Wireless Telecommunication Services                 8.3
                                                  -----
                                                  100.0%
                                                  =====

                            PHOENIX-AIM GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                  SHARES            VALUE
                                                  ------       ------------

DOMESTIC COMMON STOCKS--81.8%

AEROSPACE & DEFENSE--4.5%
  Boeing Co. (The)                                 7,627         $  601,389
  General Dynamics Corp.                          11,132            797,830
  Precision Castparts Corp.                        6,346            400,813
  Rockwell Collins, Inc.                           3,721            204,060
  United Technologies Corp.                       11,431            724,154
                                                                 ----------
                                                                  2,728,246
                                                                 ----------

APPAREL RETAIL--2.0%
  Aeropostale, Inc. (b)                           10,454            305,570
  AnnTaylor Stores Corp. (b)                       4,713            197,286
  DSW, Inc. Class A (b)                            7,753            244,220
  Limited Brands, Inc.                            16,638            440,741
                                                                 ----------
                                                                  1,187,817
                                                                 ----------

APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
  Carter's, Inc. (b)                              14,613            385,637
                                                                 ----------

APPLICATION SOFTWARE--2.2%
  BEA Systems, Inc. (b)                           44,806            681,051
  Citrix Systems, Inc. (b)                        18,716            677,707
                                                                 ----------
                                                                  1,358,758
                                                                 ----------

ASSET MANAGEMENT & CUSTODY BANKS--0.7%
  Janus Capital Group, Inc.                       22,882            451,233
                                                                 ----------

BIOTECHNOLOGY--2.2%
  Amgen, Inc. (b)                                  6,161            440,696
  Gilead Sciences, Inc. (b)                       12,682            871,254
                                                                 ----------
                                                                  1,311,950
                                                                 ----------

COMMUNICATIONS EQUIPMENT--4.4%
  Cisco Systems, Inc. (b)                         72,154          1,659,542
  Harris Corp.                                     3,641            161,988
  QUALCOMM, Inc.                                  23,532            855,388
                                                                 ----------
                                                                  2,676,918
                                                                 ----------

COMPUTER & ELECTRONICS RETAIL--1.5%
  Best Buy Co., Inc.                              16,609            889,578
                                                                 ----------

COMPUTER HARDWARE--3.8%
  Apple Computer, Inc. (b)                        17,550          1,351,876
  Hewlett-Packard Co.                             25,466            934,348
                                                                 ----------
                                                                  2,286,224
                                                                 ----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.8%
  Joy Global, Inc.                                10,975            412,770


                                                  SHARES            VALUE
                                                  ------       ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--(CONTINUED)
  Oshkosh Truck Corp.                              6,971         $  351,826
  Terex Corp. (b)                                  6,561            296,689
                                                                 ----------
                                                                  1,061,285
                                                                 ----------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
  VeriFone Holdings, Inc. (b)                     11,145            318,190
                                                                 ----------

DEPARTMENT STORES--2.9%
  Federated Department Stores, Inc.               11,744            507,458
  Nordstrom, Inc.                                  9,454            399,904
  Penney (J.C.) Co., Inc.                         12,084            826,425
                                                                 ----------
                                                                  1,733,787
                                                                 ----------

DRUG RETAIL--0.1%
  Longs Drug Stores Corp.                          1,955             89,950
                                                                 ----------

ELECTRICAL COMPONENTS & EQUIPMENT--2.1%
  Acuity Brands, Inc.                                758             34,413
  Cooper Industries Ltd. Class A                   6,791            578,729
  Emerson Electric Co.                             7,637            640,439
                                                                 ----------
                                                                  1,253,581
                                                                 ----------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.2%
  Amphenol Corp. Class A                          10,167            629,642
  Mettler-Toledo International,
    Inc. (b)                                       1,149             76,007
                                                                 ----------
                                                                    705,649
                                                                 ----------

ENVIRONMENTAL & FACILITIES SERVICES--0.9%
  Waste Management, Inc.                          14,193            520,599
                                                                 ----------

GENERAL MERCHANDISE STORES--1.3%
  Family Dollar Stores, Inc.                      27,581            806,468
                                                                 ----------

HEALTH CARE DISTRIBUTORS--1.3%
  Cardinal Health, Inc.                           11,857            779,479
                                                                 ----------

HEALTH CARE EQUIPMENT--2.2%
  Becton, Dickinson & Co.                         10,358            732,000
  Varian Medical Systems, Inc. (b)                11,138            594,658
                                                                 ----------
                                                                  1,326,658
                                                                 ----------

HEALTH CARE FACILITIES--1.2%
  Manor Care, Inc.                                 8,559            447,465
  VCA Antech, Inc. (b)                             8,025            289,381
                                                                 ----------
                                                                    736,846
                                                                 ----------

HEALTH CARE SERVICES--1.6%
  Caremark Rx, Inc.                               10,533            596,905

                                                  SHARES            VALUE
                                                  ------         ----------

HEALTH CARE SERVICES--(CONTINUED)
  Quest Diagnostics, Inc.                          5,799         $  354,667
                                                                 ----------
                                                                    951,572
                                                                 ----------

HEALTH CARE TECHNOLOGY--0.3%
  IMS Health, Inc.                                 7,480            199,267
                                                                 ----------

HOME ENTERTAINMENT SOFTWARE--1.3%
  Electronic Arts, Inc. (b)                       14,433            803,629
                                                                 ----------

HOUSEHOLD PRODUCTS--1.0%
  Colgate-Palmolive Co.                            9,481            588,770
                                                                 ----------

HYPERMARKETS & SUPER CENTERS--1.0%
  Costco Wholesale Corp.                          12,672            629,545
                                                                 ----------

INDUSTRIAL CONGLOMERATES--1.6%
  McDermott International, Inc. (b)               12,308            514,474
  Textron, Inc.                                    5,364            469,350
                                                                 ----------
                                                                    983,824
                                                                 ----------

INTEGRATED OIL & GAS--1.5%
  Occidental Petroleum Corp.                      18,785            903,746
                                                                 ----------

INTERNET SOFTWARE & SERVICES--1.0%
  Google, Inc. Class A (b)                         1,476            593,204
                                                                 ----------

INVESTMENT BANKING & BROKERAGE--5.8%
  Charles Schwab Corp. (The)                      39,584            708,553
  Goldman Sachs Group, Inc. (The)                  7,217          1,220,900
  Merrill Lynch & Co., Inc.                       11,622            909,073
  Morgan Stanley                                   9,270            675,876
                                                                 ----------
                                                                  3,514,402
                                                                 ----------

MANAGED HEALTH CARE--1.2%
  Health Net, Inc. (b)                            16,589            721,953
                                                                 ----------

MOVIES & ENTERTAINMENT--1.2%
  News Corp. Class A                              37,792            742,613
                                                                 ----------

MULTI-LINE INSURANCE--1.9%
  Assurant, Inc.                                  13,411            716,281
  HCC Insurance Holdings, Inc.                    12,312            404,819
                                                                 ----------
                                                                  1,121,100
                                                                 ----------

OIL & GAS EQUIPMENT & SERVICES--3.4%
  Baker Hughes, Inc.                              10,515            717,123
  BJ Services Co.                                 15,747            474,457
  Cooper Cameron Corp. (b)                         6,572            317,493
  National Oilwell Varco, Inc. (b)                 8,979            525,721
                                                                 ----------
                                                                  2,034,794
                                                                 ----------


                                                  SHARES            VALUE
                                                  ------         ----------

OIL & GAS EXPLORATION & PRODUCTION--0.5%
  Apache Corp.                                     4,708         $  297,546
                                                                 ----------

OIL & GAS REFINING & MARKETING--1.0%
  Valero Energy Corp.                             11,229            577,957
                                                                 ----------

OTHER DIVERSIFIED FINANCIAL SERVICES--2 0%
  JPMorgan Chase & Co.                            25,531          1,198,936
                                                                 ----------

PACKAGED FOODS & MEATS--0.3%
  Campbell Soup Co.                                5,798            211,627
                                                                 ----------

PHARMACEUTICALS--3.3%
  Abbott Laboratories                              6,212            301,654
  Allergan, Inc.                                   4,667            525,551
  Johnson & Johnson                                6,954            451,593
  Wyeth                                           13,718            697,423
                                                                 ----------
                                                                  1,976,221
                                                                 ----------

PROPERTY & CASUALTY INSURANCE--0.7%
  Chubb Corp. (The)                                8,652            449,558
                                                                 ----------

RAILROADS--0.8%
  Burlington Northern Santa Fe
    Corp.                                          6,381            468,621
                                                                 ----------

REGIONAL BANKS--0.5%
  Cullen/Frost Bankers, Inc.                       5,177            299,334
                                                                 ----------

RESTAURANTS--2.1%
  Burger King Holdings, Inc. (b)                  24,205            386,312
  Darden Restaurants, Inc.                        13,804            586,256
  Ruby Tuesday, Inc.                              10,695            301,492
                                                                 ----------
                                                                  1,274,060
                                                                 ----------

SEMICONDUCTORS--2.8%
  Analog Devices, Inc.                            15,313            450,049
  Freescale Semiconductor, Inc.
    Class B (b)                                    7,430            282,414
  Microchip Technology, Inc.                      18,021            584,241
  Texas Instruments, Inc.                         11,631            386,731
                                                                 ----------
                                                                  1,703,435
                                                                 ----------

SOFT DRINKS--1.1%
  PepsiCo, Inc.                                   10,270            670,220
                                                                 ----------

SPECIALTY STORES--2.4%
  Office Depot, Inc. (b)                          22,306            885,548
  PetSmart, Inc.                                  20,256            562,104
                                                                 ----------
                                                                  1,447,652
                                                                 ----------

SYSTEMS SOFTWARE--3.6%
  Microsoft Corp.                                 33,661            919,955
  Red Hat, Inc. (b)                               25,377            534,947

                           PHOENIX-AIM GROWTH SERIES

                                                  SHARES           VALUE
                                                  ------        -----------

SYSTEMS SOFTWARE--(CONTINUED)
  Symantec Corp. (b)                              33,405        $   710,859
                                                                -----------
                                                                  2,165,761
                                                                -----------

TOBACCO--0.1%
  UST, Inc.                                        1,603             87,892
                                                                -----------

TRADING COMPANIES & DISTRIBUTORS--0.4%
  WESCO International, Inc. (b)                    4,490            260,555
                                                                -----------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $43,288,631)                                  49,486,647
                                                                -----------

FOREIGN  COMMON STOCKS(c)--16.6%

APPLICATION SOFTWARE--2.4%
  Amdocs Ltd. (United States) (b)                 36,093          1,429,283
                                                                -----------

COMMUNICATIONS EQUIPMENT--1.2%
  Nokia Oyj Sponsored ADR (Finland)               36,342            715,574
                                                                -----------

COMPUTER STORAGE & PERIPHERALS--1.4%
  Seagate Technology (Singapore) (b)              35,702            824,359
                                                                -----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.6%
  KOMATSU Ltd. (Japan)                            22,000            379,937
                                                                -----------

DIVERSIFIED BANKS--0.7%
  Kookmin Bank Sponsored ADR (South
    Korea)                                         5,106            398,421
                                                                -----------

DIVERSIFIED METALS & MINING--1.7%
  BHP Billiton Ltd. (Australia)                   26,604            508,191
  Rio Tinto plc (United Kingdom)                  10,831            512,459
                                                                -----------
                                                                  1,020,650
                                                                -----------

FERTILIZERS & AGRICULTURAL CHEMICALS--0 7%
  Syngenta AG (Switzerland) (b)                    2,899            437,244
                                                                -----------

HEAVY ELECTRICAL EQUIPMENT--0.5%
  ABB Ltd. Registered Shares
    (Switzerland)                                 23,587            310,293
                                                                -----------

INDUSTRIAL MACHINERY--0.7%
  FANUC Ltd. (Japan)                               5,800            452,707
                                                                -----------

IT CONSULTING & OTHER SERVICES--0.3%
  Accenture Ltd. Class A (United
    States)                                        4,798            152,145
                                                                -----------


                                                  SHARES           VALUE
                                                  ------        -----------

PHARMACEUTICALS--4.3%
  AstraZeneca plc Sponsored ADR
    (United Kingdom)                              12,203        $   762,688
  Novartis AG ADR (Switzerland)                   12,263            716,650
  Roche Holding AG Registered
    Shares (Switzerland)                           6,549          1,132,307
                                                                -----------
                                                                  2,611,645
                                                                -----------

STEEL--0.8%
  Companhia Vale do Rio Doce ADR
    (Brazil)                                      21,861            471,323
                                                                -----------

WIRELESS TELECOMMUNICATION SERVICES--1.3%
  America Movil S.A. de C.V. ADR
    Series L (Mexico)                              8,637            340,039
  KDDI Corp. (Japan)                                  75            467,301
                                                                -----------
                                                                    807,340
                                                                -----------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $8,855,089)                                   10,010,921
                                                                -----------

TOTAL LONG TERM INVESTMENTS--98.4%
  (Identified Cost $52,143,720)                                  59,497,568
                                                                -----------

                                                   PAR
                                                  VALUE
                                                   (000)           VALUE
                                                  ------        -----------

SHORT-TERM INVESTMENTS--1.1%

REPURCHASE AGREEMENTS--1.1%
  State Street Bank and Trust Co.
    repurchase agreement  4.95%
    dated 9/29/06, due 10/2/06
    repurchase price $671,277
    collateralized by FNMA 5.75%,
    2/15/08 market value $685,967                  $ 671        $   671,000
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $671,000)                                        671,000
                                                                -----------

TOTAL INVESTMENTS--99.5%
  (Identified cost $52,814,720)                                  60,168,568(a)
  Other assets and liabilities, net--0.5%                           306,170
                                                                -----------
NET ASSETS--100.0%                                              $60,474,738
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,877,741 and gross depreciation of $766,685 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $53,057,512.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedule of Investments.

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                                 -------        -----------

DOMESTIC COMMON STOCKS--93.5%

AEROSPACE & DEFENSE--1.9%
  BE Aerospace, Inc. (b)                          14,350        $   302,641
  Esterline Technologies Corp. (b)                 5,500            185,680
                                                                -----------
                                                                    488,321
                                                                -----------

AIRLINES--0.8%
  AirTran Holdings, Inc. (b)                      19,600            194,432
                                                                -----------

APPAREL RETAIL--2.9%
  Aeropostale, Inc. (b)                           12,050            352,221
  DSW, Inc. Class A (b)                            5,600            176,400
  Gymboree Corp. (The) (b)                         5,500            231,990
                                                                -----------
                                                                    760,611
                                                                -----------

APPAREL, ACCESSORIES & LUXURY GOODS--1.5%
  Phillips-Van Heusen Corp.                        9,100            380,107
                                                                -----------

APPLICATION SOFTWARE--4.4%
  Omniture, Inc. (b)                              18,450            145,570
  Open Solutions, Inc. (b)                         7,200            207,432
  Quest Software, Inc. (b)                        14,635            208,988
  Synchronoss Technologies, Inc. (b)              25,700            243,636
  TIBCO Software, Inc. (b)                        37,450            336,301
                                                                -----------
                                                                  1,141,927
                                                                -----------

AUTO PARTS & EQUIPMENT--2.4%
  LKQ Corp. (b)                                   15,000            329,550
  Tenneco, Inc. (b)                               12,000            280,680
                                                                -----------
                                                                    610,230
                                                                -----------

BIOTECHNOLOGY--6.3%
  Cubist Pharmaceuticals, Inc. (b)                 7,500            163,050
  Human Genome Sciences, Inc. (b)                 16,400            189,256
  InterMune, Inc. (b)                             10,900            178,978
  Keryx Biopharmaceuticals, Inc. (b)              13,100            154,973
  Myogen, Inc. (b)                                 7,750            271,870
  Onyx Pharmaceuticals, Inc. (b)                  11,250            194,512
  Regeneron Pharmaceuticals, Inc. (b)             12,700            199,263
  United Therapeutics Corp. (b)                    5,000            262,700
                                                                -----------
                                                                  1,614,602
                                                                -----------

CASINOS & GAMING--1.3%
  WMS Industries, Inc. (b)                        11,500            335,915
                                                                -----------

CATALOG RETAIL--1.1%
  Coldwater Creek, Inc. (b)                       10,100            290,476
                                                                -----------


                                                 SHARES            VALUE
                                                 -------        -----------

COMMUNICATIONS EQUIPMENT--1.8%
  Polycom, Inc. (b)                               11,950        $   293,133
  Sonus Networks, Inc. (b)                        31,900            167,794
                                                                -----------
                                                                    460,927
                                                                -----------

COMPUTER HARDWARE--0.9%
  Avid Technology, Inc. (b)                        6,500            236,730
                                                                -----------

COMPUTER STORAGE & PERIPHERALS--0.4%
  Mobility Electronics, Inc. (b)                  20,050            111,478
                                                                -----------

CONSTRUCTION & ENGINEERING--2.3%
  URS Corp. (b)                                    7,750            301,397
  William Scotsman International,
    Inc. (b)                                      14,250            304,380
                                                                -----------
                                                                    605,777
                                                                -----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.0%
  Bucyrus International, Inc. Class
    A                                              6,375            270,428
                                                                -----------

DATA PROCESSING & OUTSOURCED SERVICES--3.4%
  Gevity HR, Inc.                                 11,850            269,943
  VeriFone Holdings, Inc. (b)                     11,250            321,187
  Wright Express Corp. (b)                        11,750            282,705
                                                                -----------
                                                                    873,835
                                                                -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.6%
  CoStar Group, Inc. (b)                           4,750            196,270
  FTI Consulting, Inc. (b)                         8,650            216,769
                                                                -----------
                                                                    413,039
                                                                -----------

ELECTRONIC MANUFACTURING SERVICES--0.5%
  Multi-Fineline Electronix, Inc. (b)              5,300            134,461
                                                                -----------

FOOTWEAR--2.4%
  Deckers Outdoor Corp. (b)                        7,700            364,364
  Iconix Brand Group, Inc. (b)                    15,050            242,305
                                                                -----------
                                                                    606,669
                                                                -----------

HEALTH CARE EQUIPMENT--2.3%
  ArthroCare Corp. (b)                             6,700            313,962
  Hologic, Inc. (b)                                6,400            278,528
                                                                -----------
                                                                    592,490
                                                                -----------

HEALTH CARE FACILITIES--1.8%
  Psychiatric Solutions, Inc. (b)                  9,000            306,810
  VCA Antech, Inc. (b)                             4,450            160,467
                                                                -----------
                                                                    467,277
                                                                -----------

                     PHOENIX-ALGER SMALL-CAP GROWTH SERIES


                                                 SHARES            VALUE
                                                 -------        -----------

HEALTH CARE SERVICES--1.1%
  Gentiva Health Services, Inc. (b)               16,800        $   276,192
                                                                -----------

HEALTH CARE SUPPLIES--0.7%
  Haemonetics Corp. (b)                            3,850            180,180
                                                                -----------

HEALTH CARE TECHNOLOGY--1.1%
  Allscripts Healthcare Solutions,
    Inc. (b)                                      12,150            272,768
                                                                -----------

INDUSTRIAL MACHINERY--4.6%
  Actuant Corp. Class A                            5,850            293,085
  ESCO Technologies, Inc. (b)                      5,400            248,616
  Gardner Denver, Inc. (b)                         9,600            317,568
  RBC Bearings, Inc. (b)                          13,200            318,780
                                                                -----------
                                                                  1,178,049
                                                                -----------

INTEGRATED TELECOMMUNICATION SERVICES--1.2%
  NeuStar, Inc. Class A (b)                       10,700            296,925
                                                                -----------

INTERNET RETAIL--1.4%
  Priceline.com, Inc. (b)                          9,600            353,184
  Shutterfly, Inc. (b)                             1,150             17,883
                                                                -----------
                                                                    371,067
                                                                -----------

INTERNET SOFTWARE & SERVICES--3.4%
  Autobytel, Inc. (d)                              3,757             11,008
  DealerTrack Holdings, Inc. (b)                  13,905            307,440
  Internap Network Services Corp. (b)             19,605            298,388
  WebEx Communications, Inc. (b)                   6,900            269,238
                                                                -----------
                                                                    886,074
                                                                -----------

INVESTMENT BANKING & BROKERAGE--2.4%
  GFI Group, Inc. (b)                              5,600            309,624
  Greenhill & Co., Inc.                            4,700            314,994
                                                                -----------
                                                                    624,618
                                                                -----------

IT CONSULTING & OTHER SERVICES--2.7%
  Kanbay International, Inc. (b)                   6,050            124,388
  SI International, Inc. (b)                       9,400            300,612
  SRA International, Inc. Class A (b)              8,700            261,522
                                                                -----------
                                                                    686,522
                                                                -----------

LEISURE FACILITIES--1.1%
  Life Time Fitness, Inc. (b)                      6,400            296,256
                                                                -----------

LIFE SCIENCES TOOLS & SERVICES--3.2%
  Illumina, Inc. (b)                               8,100            267,624
  Paraxel International Corp. (b)                  8,400            277,956
  Ventana Medical Systems, Inc. (b)                6,950            283,768
                                                                -----------
                                                                    829,348
                                                                -----------

MANAGED HEALTH CARE--2.0%
  Sierra Health Services, Inc. (b)                 7,150            270,556


                                                 SHARES            VALUE
                                                 -------        -----------

MANAGED HEALTH CARE--(CONTINUED)
  WellCare Health Plans, Inc. (b)                  4,500        $   254,835
                                                                -----------
                                                                    525,391
                                                                -----------

MOVIES & ENTERTAINMENT--1.1%
  World Wrestling Entertainment, Inc.             16,750            275,203
                                                                -----------

OFFICE SERVICES & SUPPLIES--1.3%
  American Reprographics Co. (b)                  10,350            331,821
                                                                -----------

OIL & GAS DRILLING--0.7%
  Grey Wolf, Inc. (b)                             28,650            191,382
                                                                -----------

OIL & GAS EQUIPMENT & SERVICES--2.0%
  Dril-Quip, Inc. (b)                              4,400            297,792
  Veritas DGC, Inc. (b)                            3,400            223,788
                                                                -----------
                                                                    521,580
                                                                -----------

OIL & GAS EXPLORATION & PRODUCTION--1.5%
  Carrizo Oil and Gas, Inc. (b)                    6,700            172,793
  Warren Resources, Inc. (b)                      17,850            217,413
                                                                -----------
                                                                    390,206
                                                                -----------

OIL & GAS REFINING & MARKETING--1.6%
  Giant Industries, Inc. (b)                       3,100            251,720
  Holly Corp.                                      3,600            155,988
                                                                -----------
                                                                    407,708
                                                                -----------

PACKAGED FOODS & MEATS--1.4%
  Hain Celestial Group, Inc. (The) (b)            14,100            360,396
                                                                -----------

PERSONAL PRODUCTS--0.0%
  Bare Escentuals, Inc. (b)                          450             12,218
                                                                -----------

PHARMACEUTICALS--1.5%
  Adams Respiratory Therapeutics,
    Inc. (b)                                       6,100            223,199
  Pozen, Inc. (b)                                 13,650            175,539
                                                                -----------
                                                                    398,738
                                                                -----------

PROPERTY & CASUALTY INSURANCE--1.0%
  Ohio Casualty Corp.                              9,950            257,407
                                                                -----------

REAL ESTATE MANAGEMENT & DEVELOPMENT--1 1%
  Jones Lang LaSalle, Inc.                         3,200            273,536
                                                                -----------

REGIONAL BANKS--3.0%
  Boston Private Financial
    Holdings, Inc.                                 8,850            246,738
  Signature Bank (b)                               8,250            255,173
  Wintrust Financial Corp.                         5,250            263,287
                                                                -----------
                                                                    765,198
                                                                -----------

                     PHOENIX-ALGER SMALL-CAP GROWTH SERIES


                                                 SHARES            VALUE
                                                 -------        -----------

RESTAURANTS--1.3%
  McCormick & Schmick's Seafood
    Restaurants, Inc. (b)                         14,950        $   336,226
                                                                -----------

SEMICONDUCTOR EQUIPMENT--2.9%
  ATMI, Inc. (b)                                  10,950            318,316
  FormFactor, Inc. (b)                             2,800            117,964
  Tessera Technologies, Inc. (b)                   8,650            300,847
                                                                -----------
                                                                    737,127
                                                                -----------

SEMICONDUCTORS--2.9%
  Atheros Communications (b)                      15,850            287,360
  Microsemi Corp. (b)                             12,100            228,085
  NetLogic Microsystems, Inc. (b)                  2,050             52,009
  SiRF Technology Holdings, Inc. (b)               7,150            171,528
                                                                -----------
                                                                    738,982
                                                                -----------

SPECIALIZED FINANCE--0.8%
  International Securities
    Exchange, Inc.                                 4,350            203,972
                                                                -----------

SPECIALTY CHEMICALS--1.1%
  Zoltek Companies, Inc. (b)                      10,800            275,940
                                                                -----------

TRUCKING--1.0%
  Landstar System, Inc.                            6,050            258,335
                                                                -----------

WIRELESS TELECOMMUNICATION SERVICES--1.4%
  SBA Communications Corp. Class A (b)            14,950            363,734
                                                                -----------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $20,305,386)                                  24,112,831
                                                                -----------

FOREIGN  COMMON STOCKS(c)--5.6%

ADVERTISING--1.1%
  Focus Media Holding Ltd. ADR
    (China) (b)                                    4,950            286,704
                                                                -----------

COAL & CONSUMABLE FUELS--1.1%
  Paladin Resources Ltd.
    (Australia) (b)                               81,350            289,606
                                                                -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.8%
  WNS Holdings Ltd. (United States) (b)            7,500            214,125
                                                                -----------

DIVERSIFIED METALS & MINING--0.8%
  Breakwater Resources, Ltd.
    (Canada) (b)                                 207,050            194,627
                                                                -----------


                                                 SHARES            VALUE
                                                 -------        -----------

Hotels, Resorts & Cruise Lines--0.8%
  Orient-Express Hotel Ltd. Class A
    (Bermuda)                                      5,750        $   214,935
                                                                -----------

Oil & Gas Exploration & Production--1.0%
  Petrobank Energy and Resources
    Ltd. (Canada) (b)                             18,700            245,905
                                                                -----------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,230,098)                                    1,445,902
                                                                -----------

TOTAL LONG TERM INVESTMENTS--99.1%
  (Identified Cost $21,535,484)                                  25,558,733
                                                                -----------

                                         PAR
                                        VALUE
                                         (000)        VALUE
                                        --------   -------------

SHORT-TERM INVESTMENTS--0.8%

Federal Agency Securities(e)--0.8%
  FNMA 5%, 10/11/06                                $ 100        $    99,861
  FHLB 4.97%, 10/12/06                               100             99,848
                                                                -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $199,709)                                        199,709
                                                                -----------

TOTAL INVESTMENTS--99.9%
  (Identified cost $21,735,193)                                  25,758,442(a)
  Other assets and liabilities, net--0.1%                            30,277
                                                                -----------
NET ASSETS--100.0%                                              $25,788,719
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,109,688 and gross depreciation of $453,025 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $22,101,779.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Illiquid and restricted security. At September 30, 2006, these securities amounted to a value of $11,008 or 0% of net assets. For acquisition information, please see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(e) The rate shown is the discount rate.

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES           VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS--98.9%

REAL ESTATE INVESTMENT TRUSTS--98.9%

DIVERSIFIED--5.1%
  PS Business Parks, Inc.                         10,194       $    614,698
  Vornado Realty Trust                            76,884          8,380,356
                                                               ------------
                                                                  8,995,054
                                                               ------------

HEALTH CARE--2.8%
  Ventas, Inc.                                   127,368          4,908,763

INDUSTRIAL/OFFICE--29.2%

INDUSTRIAL--7.4%
  AMB Property Corp.                              61,315          3,379,070
  ProLogis                                       169,472          9,670,072
                                                               ------------
                                                                 13,049,142
                                                               ------------

OFFICE--21.8%
  Alexandria Real Estate Equities, Inc.           55,402          5,196,707
  Boston Properties, Inc.                         64,962          6,713,173
  Corporate Office Properties Trust              128,563          5,754,480
  Digital Realty Trust, Inc.                     117,904          3,692,753
  Equity Office Properties Trust                 125,289          4,981,491
  Kilroy Realty Corp.                             52,944          3,988,801
  Reckson Associates Realty Corp.                 36,931          1,580,647
  SL Green Realty Corp.                           58,779          6,565,614
                                                               ------------
                                                                 38,473,666
                                                               ------------

TOTAL INDUSTRIAL/OFFICE                                          51,522,808
                                                               ------------

LODGING/RESORTS--10.1%
  DiamondRock Hospitality Co.                     61,965          1,029,239
  Host Marriott Corp.                            411,495          9,435,580
  LaSalle Hotel Properties                        52,619          2,280,508
  Strategic Hotel & Resorts, Inc.                 41,530            825,616
  Sunstone Hotel Investors, Inc.                 144,792          4,303,218
                                                               ------------
                                                                 17,874,161
                                                               ------------

RESIDENTIAL--21.8%

APARTMENTS--21.8%
  Apartment Investment & Management
    Co. Class A                                   44,522          2,422,442
  Archstone-Smith Trust                          140,795          7,664,880
  AvalonBay Communities, Inc.                     47,862          5,762,585
  Camden Property Trust                           47,119          3,581,515
  Equity Residential                             185,642          9,389,772
  Essex Property Trust, Inc.                      48,384          5,873,818


                                                 SHARES           VALUE
                                                 -------       ------------

REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)

RESIDENTIAL--(CONTINUED)
  United Dominion Realty Trust, Inc.             121,622       $  3,672,984
                                                               ------------

TOTAL RESIDENTIAL                                                38,367,996
                                                               ------------

RETAIL--23.8%

Regional Malls--13.5%
  General Growth Properties, Inc.                112,945          5,381,829
  Macerich Co. (The)                              72,861          5,563,666
  Simon Property Group, Inc.                     141,760         12,846,291
                                                               ------------
                                                                 23,791,786
                                                               ------------

SHOPPING CENTERS--10.3%
  Developers Diversified Realty
    Corp.                                        109,380          6,099,029
  Federal Realty Invsestment Trust                11,697            869,087
  Kimco Realty Corp.                             157,843          6,766,730
  Pan Pacific Retail Properties,
    Inc.                                           9,807            680,802
  Regency Centers Corp.                           55,245          3,798,646
                                                               ------------
                                                                 18,214,294
                                                               ------------

TOTAL RETAIL                                                     42,006,080
                                                               ------------

SELF STORAGE--6.1%
  Extra Space Storage, Inc.                      170,312          2,948,101
  Public Storage, Inc.                            90,897          7,816,233
                                                               ------------

                                                                 10,764,334
                                                               ------------

TOTAL LONG TERM INVESTMENTS--98.9%
  (Identified Cost $102,377,433)                                174,439,196
                                                               ------------

                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

SHORT TERM INVESTMENTS--1.6%

COMMERCIAL PAPER(b)--1.6%
  Target Corp. 5.35%, 10/2/06                     $2,895          2,894,570
                                                               ------------

TOTAL SHORT TERM INVESTMENTS
  (Identified cost $2,894,570)                                    2,894,570
                                                               ------------

TOTAL INVESTMENTS--100.5%
  (Identified Cost $105,272,003)                                177,333,766(a)
  Other assets and liabilities, net--(0.5)%                        (938,474)
                                                               ------------
NET ASSETS--100.0%                                             $176,395,292
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $72,036,102 and gross depreciation of $11,816 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $105,309,480.
(b) The rate shown is the discount rate.

                        PHOENIX GROWTH AND INCOME SERIES
              (FORMERLY PHOENIX-ENGEMANN GROWTH AND INCOME SERIES)

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES           VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS--94.8%

AEROSPACE & DEFENSE--3.9%
  Boeing Co. (The)                                 7,500       $    591,375
  General Dynamics Corp.                           5,000            358,350
  Honeywell International, Inc.                   17,500            715,750
  Lockheed Martin Corp.                           12,200          1,049,932
  Northrop Grumman Corp.                           8,200            558,174
  Raytheon Co.                                     9,200            441,692
  United Technologies Corp.                       32,200          2,039,870
                                                               ------------
                                                                  5,755,143
                                                               ------------

AIR FREIGHT & LOGISTICS--0.5%
  FedEx Corp.                                      4,000            434,720
  Pacer International, Inc.                        4,000            111,040
  United Parcel Service, Inc. Class B              2,800            201,432
                                                               ------------
                                                                    747,192
                                                               ------------

AIRLINES--0.3%
  AMR Corp. (b)                                    6,600            152,724
  Southwest Airlines Co.                          18,600            309,876
                                                               ------------
                                                                    462,600
                                                               ------------

APPAREL RETAIL--0.4%
  Gap, Inc. (The)                                 28,700            543,865
                                                               ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
  VF Corp.                                         5,400            393,930
                                                               ------------

APPLICATION SOFTWARE--0.3%
  Intuit, Inc. (b)                                12,000            385,080
                                                               ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.9%
  Bank of New York Co., Inc. (The)                16,600            585,316
  Federated Investors, Inc. Class B                8,900            300,909
  Franklin Resources, Inc.                         5,400            571,050
  Northern Trust Corp.                            13,200            771,276
  State Street Corp.                               9,200            574,080
                                                               ------------
                                                                  2,802,631
                                                               ------------

BIOTECHNOLOGY--0.8%
  Biogen Idec, Inc. (b)                            9,800            437,864
  Cephalon, Inc. (b)                               9,200            568,100
  Millennium Pharmaceuticals, Inc. (b)            22,400            222,880
                                                               ------------
                                                                  1,228,844
                                                               ------------

BREWERS--0.6%
  Anheuser-Busch Cos., Inc.                       18,500            878,935
                                                               ------------


                                                 SHARES           VALUE
                                                 -------       ------------

BROADCASTING & CABLE TV--0.2%
  CBS Corp. Class B                               13,000       $    366,210
                                                               ------------

BUILDING PRODUCTS--0.4%
  Masco Corp.                                     16,500            452,430
  USG Corp. (b)                                    1,800             84,672
                                                               ------------
                                                                    537,102
                                                               ------------

COMMERCIAL PRINTING--0.3%
  Donnelley (R.R.) & Sons Co.                     13,200            435,072
                                                               ------------

COMMUNICATIONS EQUIPMENT--3.1%
  Cisco Systems, Inc. (b)                        105,900          2,435,700
  Harris Corp.                                     5,500            244,695
  Motorola, Inc.                                  69,500          1,737,500
  Tellabs, Inc. (b)                               13,800            151,248
                                                               ------------
                                                                  4,569,143
                                                               ------------

COMPUTER HARDWARE--3.6%
  Dell, Inc. (b)                                  38,300            874,772
  Hewlett-Packard Co.                             51,000          1,871,190
  International Business Machines
    Corp.                                         31,300          2,564,722
                                                               ------------
                                                                  5,310,684
                                                               ------------

COMPUTER STORAGE & PERIPHERALS--0.6%
  EMC Corp. (b)                                   25,800            309,084
  Emulex Corp. (b)                                16,400            297,988
  Lexmark International, Inc. Class A (b)          4,900            282,534
                                                               ------------
                                                                    889,606
                                                               ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.5%
  PACCAR, Inc.                                     7,800            444,756
  Toro Co. (The)                                   6,700            282,539
                                                               ------------
                                                                    727,295
                                                               ------------

CONSUMER ELECTRONICS--0.1%
  Harman International Industries, Inc.            1,800            150,192
                                                               ------------

CONSUMER FINANCE--1.1%
  American Express Co.                            19,900          1,115,992
  Capital One Financial Corp.                      6,000            471,960
                                                               ------------
                                                                  1,587,952
                                                               ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.6%
  CheckFree Corp. (b)                              2,200             90,904
  Computer Sciences Corp. (b)                      2,400            117,888

                        PHOENIX GROWTH AND INCOME SERIES
              (FORMERLY PHOENIX-ENGEMANN GROWTH AND INCOME SERIES)


                                                 SHARES           VALUE
                                                 -------       ------------

DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
  Fiserv, Inc. (b)                                13,900       $    654,551
                                                               ------------
                                                                    863,343
                                                               ------------

DEPARTMENT STORES--2.2%
  Federated Department Stores, Inc.               27,600          1,192,596
  Nordstrom, Inc.                                 22,100            934,830
  Penney (J.C.) Co., Inc.                         15,800          1,080,562
                                                               ------------
                                                                  3,207,988
                                                               ------------

DIVERSIFIED BANKS--2.9%
  Comerica, Inc.                                   6,300            358,596
  U.S. Bancorp                                    14,400            478,368
  Wachovia Corp.                                  46,900          2,617,020
  Wells Fargo & Co.                               22,600            817,668
                                                               ------------
                                                                  4,271,652
                                                               ------------

DIVERSIFIED CHEMICALS--0.4%
  Dow Chemical Co. (The)                          13,400            522,332
  PPG Industries, Inc.                             1,700            114,036
                                                               ------------
                                                                    636,368
                                                               ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
  Dun & Bradstreet Corp. (b)                       4,800            359,952
                                                               ------------

DIVERSIFIED METALS & MINING--0.3%
  Freeport-McMoRan Copper & Gold,
    Inc. Class B (Indonesia)                       9,800            521,948
                                                               ------------

ELECTRIC UTILITIES--0.3%
  PPL Corp.                                       11,900            391,510
                                                               ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
  Emerson Electric Co.                            14,500          1,215,970
                                                               ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
  Agilent Technologies, Inc. (b)                  10,800            353,052
                                                               ------------

ELECTRONIC MANUFACTURING SERVICES--0.1%
  Sanmina-SCI Corp. (b)                           43,600            163,064
                                                               ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
  Covanta Holding Corp. (b)                        4,900            105,497
                                                               ------------

FOOD RETAIL--0.3%
  Kroger Co. (The)                                19,100            441,974
                                                               ------------

FOOTWEAR--0.4%
  Nike, Inc. Class B                               7,500            657,150
                                                               ------------

HEALTH CARE DISTRIBUTORS--1.0%
  Cardinal Health, Inc.                            9,800            644,252


                                                 SHARES           VALUE
                                                 -------       ------------

HEALTH CARE DISTRIBUTORS--(CONTINUED)
  McKesson Corp.                                  16,300       $    859,336
                                                               ------------
                                                                  1,503,588
                                                               ------------

HEALTH CARE EQUIPMENT--1.3%
  Baxter International, Inc.                      16,100            731,906
  Becton, Dickinson & Co.                         16,300          1,151,921
                                                               ------------
                                                                  1,883,827
                                                               ------------

HEALTH CARE SERVICES--0.3%
  Caremark Rx, Inc.                                7,600            430,692
                                                               ------------

HEALTH CARE TECHNOLOGY--0.2%
  Emdeon Corp. (b)                                21,000            245,910
                                                               ------------

HOME IMPROVEMENT RETAIL--1.4%
  Home Depot, Inc. (The)                          30,800          1,117,116
  Sherwin-Williams Co. (The)                      17,700            987,306
                                                               ------------
                                                                  2,104,422
                                                               ------------

HOUSEHOLD APPLIANCES--0.7%
  Black & Decker Corp. (The)                       9,800            777,630
  Whirlpool Corp.                                  2,400            201,864
                                                               ------------
                                                                    979,494
                                                               ------------

HOUSEHOLD PRODUCTS--1.2%
  Colgate-Palmolive Co.                            7,700            478,170
  Kimberly-Clark Corp.                            19,100          1,248,376
                                                               ------------
                                                                  1,726,546
                                                               ------------

HOUSEWARES & SPECIALTIES--0.5%
  Newell Rubbermaid, Inc.                         23,700            671,184
                                                               ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
  Constellation Energy Group, Inc.                 9,900            586,080
  TXU Corp.                                        6,800            425,136
                                                               ------------
                                                                  1,011,216
                                                               ------------

INDUSTRIAL CONGLOMERATES--1.8%
  3M Co.                                           3,000            223,260
  General Electric Co.                            67,600          2,386,280
                                                               ------------
                                                                  2,609,540
                                                               ------------

INDUSTRIAL MACHINERY--1.6%
  Dover Corp.                                      3,900            185,016
  Eaton Corp.                                     14,000            963,900
  Illinois Tool Works, Inc.                       21,000            942,900
  Parker-Hannifin Corp.                            4,100            318,693
                                                               ------------
                                                                  2,410,509
                                                               ------------

                        PHOENIX GROWTH AND INCOME SERIES
              (FORMERLY PHOENIX-ENGEMANN GROWTH AND INCOME SERIES)

                                                 SHARES           VALUE
                                                 -------       ------------

INSURANCE BROKERS--0.2%
  AON Corp.                                        6,800       $    230,316
                                                               ------------

INTEGRATED OIL & GAS--8.2%
  Chevron Corp.                                   26,000          1,686,360
  ConocoPhillips                                  19,232          1,144,881
  Exxon Mobil Corp.                               96,200          6,455,020
  Marathon Oil Corp.                               4,700            361,430
  Occidental Petroleum Corp.                      51,600          2,482,476
                                                               ------------
                                                                 12,130,167
                                                               ------------

INTEGRATED TELECOMMUNICATION SERVICES--4.4%
  AT&T, Inc.                                      74,001          2,409,473
  BellSouth Corp.                                 30,100          1,286,775
  Citizens Communications Co.                     48,100            675,324
  Qwest Communications
    International, Inc. (b)                       23,300            203,176
  Verizon Communications, Inc.                    53,500          1,986,455
                                                               ------------
                                                                  6,561,203
                                                               ------------

INTERNET RETAIL--0.3%
  Expedia, Inc. (b)                               12,700            199,136
  IAC/InterActiveCorp. (b)                        10,100            290,476
                                                               ------------
                                                                    489,612
                                                               ------------

INTERNET SOFTWARE & SERVICES--0.2%
  VeriSign, Inc. (b)                              18,300            369,660
                                                               ------------

INVESTMENT BANKING & BROKERAGE--1.8%
  Merrill Lynch & Co., Inc.                       24,300          1,900,746
  Morgan Stanley                                   9,700            707,227
                                                               ------------
                                                                  2,607,973
                                                               ------------

LIFE & HEALTH INSURANCE--3.5%
  AFLAC, Inc.                                     12,400            567,424
  Lincoln National Corp.                          16,100            999,488
  MetLife, Inc.                                   34,500          1,955,460
  Principal Financial Group, Inc.
    (The)                                         12,700            689,356
  Protective Life Corp.                            1,700             77,775
  Prudential Financial, Inc.                      10,500            800,625
  StanCorp Financial Group, Inc.                   1,900             84,797
                                                               ------------
                                                                  5,174,925
                                                               ------------

LIFE SCIENCES TOOLS & SERVICES--0.6%
  Fisher Scientific International,
    Inc. (b)                                       7,800            610,272
  PerkinElmer, Inc.                               11,700            221,481
                                                               ------------
                                                                    831,753
                                                               ------------

MANAGED HEALTH CARE--2.1%
  Aetna, Inc.                                     19,000            751,450
  CIGNA Corp.                                      4,500            523,440


                                                 SHARES           VALUE
                                                 -------       ------------

MANAGED HEALTH CARE--(CONTINUED)
  UnitedHealth Group, Inc.                        19,600       $    964,320
  WellPoint, Inc. (b)                             12,300            947,715
                                                               ------------
                                                                  3,186,925
                                                               ------------

MORTGAGE REIT'S--0.1%
  American Home Mortgage Investment
    Corp.                                          6,000            209,220
                                                               ------------

MOTORCYCLE MANUFACTURERS--0.1%
  Harley-Davidson, Inc.                            2,500            156,875
                                                               ------------

MOVIES & ENTERTAINMENT--2.4%
  Time Warner, Inc.                              130,200          2,373,546
  Viacom, Inc. Class B (b)                        13,000            483,340
  Walt Disney Co. (The)                           15,900            491,469
  Warner Music Group Corp.                        10,700            277,665
                                                               ------------
                                                                  3,626,020
                                                               ------------

MULTI-LINE INSURANCE--0.1%
  Hartford Financial Services
    Group, Inc. (The)                              1,600            138,800
  Unitrin, Inc.                                    1,600             70,672
                                                               ------------
                                                                    209,472
                                                               ------------

OIL & GAS DRILLING--0.6%
  Grey Wolf, Inc. (b)                             51,900            346,692
  Pride International, Inc. (b)                    8,400            230,328
  TODCO (b)                                        8,500            294,100
                                                               ------------
                                                                    871,120
                                                               ------------

OIL & GAS EQUIPMENT & SERVICES--0.2%
  Tidewater, Inc.                                  7,700            340,263
                                                               ------------

OIL & GAS EXPLORATION & PRODUCTION--0.2%
  Devon Energy Corp.                               4,600            290,490
                                                               ------------

OIL & GAS REFINING & MARKETING--0.1%
  Sunoco, Inc.                                     3,600            223,884
                                                               ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--7 1%
  Bank of America Corp.                           97,209          5,207,486
  Citigroup, Inc.                                 43,401          2,155,728
  JPMorgan Chase & Co.                            68,800          3,230,848
                                                               ------------
                                                                 10,594,062
                                                               ------------

Packaged Foods & Meats--1.9%
  Campbell Soup Co.                               14,900            543,850
  ConAgra Foods, Inc.                             22,700            555,696
  Del Monte Foods Co.                             41,100            429,495
  General Mills, Inc.                             12,500            707,500

                        PHOENIX GROWTH AND INCOME SERIES
              (FORMERLY PHOENIX-ENGEMANN GROWTH AND INCOME SERIES)


                                                 SHARES           VALUE
                                                 -------       ------------

PACKAGED FOODS & MEATS--(CONTINUED)
  Heinz (H.J.) Co.                                14,100       $    591,213
                                                               ------------
                                                                  2,827,754
                                                               ------------

PERSONAL PRODUCTS--0.7%
  Estee Lauder Cos., Inc. (The)
    Class A                                       18,100            729,973
  NBTY, Inc. (b)                                   8,200            240,014
                                                               ------------
                                                                    969,987
                                                               ------------

PHARMACEUTICALS--6.9%
  Abbott Laboratories                             25,200          1,223,712
  Barr Pharmaceuticals, Inc. (b)                   5,600            290,864
  Endo Pharmaceuticals Holdings,
    Inc. (b)                                       8,600            279,930
  Johnson & Johnson                               55,600          3,610,664
  Merck & Co., Inc.                               19,200            804,480
  Pfizer, Inc.                                   120,300          3,411,708
  Watson Pharmaceuticals, Inc. (b)                 3,800             99,446
  Wyeth                                           10,000            508,400
                                                               ------------
                                                                 10,229,204
                                                               ------------

PROPERTY & CASUALTY INSURANCE--2.7%
  Allstate Corp. (The)                            32,900          2,063,817
  Cincinnati Financial Corp.                       2,500            120,150
  Philadelphia Consolidated Holding
    Co. (b)                                        2,600            103,428
  Progressive Corp. (The)                         15,700            385,278
  St. Paul Travelers Cos., Inc.
    (The)                                         28,700          1,345,743
                                                               ------------
                                                                  4,018,416
                                                               ------------

RAILROADS--0.4%
  Burlington Northern Santa Fe
    Corp.                                          3,400            249,696
  Norfolk Southern Corp.                           7,100            312,755
                                                               ------------
                                                                    562,451
                                                               ------------

REGIONAL BANKS--0.8%
  Bank of Hawaii Corp.                             5,500            264,880
  KeyCorp                                         12,800            479,232
  National City Corp.                              3,700            135,420
  SunTrust Banks, Inc.                             2,300            177,744
  Synovus Financial Corp.                          6,300            185,031
                                                               ------------
                                                                  1,242,307
                                                               ------------

RESIDENTIAL REIT'S--0.2%
  Archstone-Smith Trust                            4,200            228,648
                                                               ------------

Restaurants--1.4%
  McDonald's Corp.                                37,500          1,467,000
  Yum! Brands, Inc.                               11,900            619,395
                                                               ------------
                                                                  2,086,395
                                                               ------------


                                                 SHARES           VALUE
                                                 -------       ------------

RETAIL REIT'S--0.1%
  New Plan Excel Realty Trust                      7,000       $    189,350
                                                               ------------

SEMICONDUCTOR EQUIPMENT--0.5%
  Lam Research Corp. (b)                           4,700            213,051
  Novellus Systems, Inc. (b)                      10,700            295,962
  Teradyne, Inc. (b)                              15,800            207,928
                                                               ------------
                                                                    716,941
                                                               ------------

SEMICONDUCTORS--2.3%
  Advanced Micro Devices, Inc. (b)                11,900            295,715
  Freescale Semiconductor, Inc.
    Class B (b)                                   13,707            521,003
  Intel Corp.                                     46,400            954,448
  LSI Logic Corp. (b)                             26,100            214,542
  National Semiconductor Corp.                    10,400            244,712
  ON Semiconductor Corp. (b)                      29,300            172,284
  Texas Instruments, Inc.                         30,700          1,020,775
                                                               ------------
                                                                  3,423,479
                                                               ------------

SOFT DRINKS--1.5%
  Coca-Cola Co. (The)                             23,900          1,067,852
  Pepsi Bottling Group, Inc. (The)                28,700          1,018,850
  PepsiAmericas, Inc.                              4,500             96,030
                                                               ------------
                                                                  2,182,732
                                                               ------------

SPECIALTY CHEMICALS--0.1%
  Rohm and Haas Co.                                4,200            198,870
                                                               ------------

SPECIALTY STORES--0.1%
  Barnes & Noble, Inc.                             2,600             98,644
  Staples, Inc.                                    4,100             99,753
                                                               ------------
                                                                    198,397
                                                               ------------

STEEL--0.1%
  Chaparral Steel Co. (b)                          2,800             95,368
  United States Steel Corp.                        1,600             92,288
                                                               ------------
                                                                    187,656
                                                               ------------

SYSTEMS SOFTWARE--3.1%
  BMC Software, Inc. (b)                           9,000            244,980
  Microsoft Corp.                                106,200          2,902,446
  Oracle Corp. (b)                                73,300          1,300,342
  Symantec Corp. (b)                               6,000            127,680
                                                               ------------
                                                                  4,575,448
                                                               ------------

TECHNOLOGY DISTRIBUTORS--0.1%
  Arrow Electronics, Inc. (b)                      6,900            189,267
                                                               ------------

TOBACCO--0.8%
  Loews Corp. - Carolina Group                    15,100            836,389

                        PHOENIX GROWTH AND INCOME SERIES
              (FORMERLY PHOENIX-ENGEMANN GROWTH AND INCOME SERIES)


                                                 SHARES           VALUE
                                                 -------       ------------

TOBACCO--(CONTINUED)
  Reynolds American, Inc.                          4,500       $    278,865
                                                               ------------
                                                                  1,115,254
                                                               ------------

WIRELESS TELECOMMUNICATION SERVICES--0.5%
  Sprint Nextel Corp.                             42,400            727,160
                                                               ------------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $110,707,938)                                140,511,528
                                                               ------------

FOREIGN  COMMON STOCKS(c)--1.4%

INDUSTRIAL CONGLOMERATES--0.3%
  Tyco International Ltd. (United
    States)                                       16,800            470,232
                                                               ------------

INDUSTRIAL MACHINERY--1.1%
  Ingersoll-Rand Co. Ltd. Class A
    (United States)                               42,400          1,610,352
                                                               ------------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,398,645)                                    2,080,584
                                                               ------------

EXCHANGE TRADED FUNDS--2.5%
  SPDR Trust Series I                             28,100          3,753,598
                                                               ------------

TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $3,521,031)                                    3,753,598
                                                               ------------

TOTAL LONG TERM INVESTMENTS--98.7%
  (Identified Cost $115,627,614)                                146,345,710
                                                               ------------


                                                   PAR
                                                  VALUE
                                                  (000)           VALUE
                                                 -------      -------------

SHORT-TERM INVESTMENTS--1.3%

COMMERCIAL PAPER(d)--1.3%
  UBS Finance Delaware LLC 5.34%,
    10/2/06                                      $ 1,865       $  1,864,723
                                                               ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,864,723)                                    1,864,723
                                                               ------------

TOTAL INVESTMENTS--100.0%
  (Identified cost $117,492,337)                                148,210,433(a)
  Other assets and liabilities, net--0.0%                            (4,252)
                                                               ------------
NET ASSETS--100.0%                                             $148,206,181
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $32,458,393 and gross depreciation of $2,379,457 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $118,131,497.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

                         PHOENIX SMALL-CAP GROWTH SERIES
              (FORMERLY PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES)

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                                 -------        -----------

DOMESTIC COMMON STOCKS--88.8%

AIR FREIGHT & LOGISTICS--1.1%
  Pacer International, Inc.                        6,500        $   180,440
                                                                -----------

APPLICATION SOFTWARE--1.3%
  Blackboard, Inc. (b)                             8,100            214,650
                                                                -----------

ASSET MANAGEMENT & CUSTODY BANKS--3.4%
  GAMCO Investors, Inc. Class A                   14,200            540,452
                                                                -----------

AUTOMOBILE MANUFACTURERS--0.5%
  Winnebago Industries, Inc.                       2,500             78,450
                                                                -----------

AUTOMOTIVE RETAIL--1.4%
  Advance Auto Parts, Inc.                         6,700            220,698
                                                                -----------

BIOTECHNOLOGY--3.8%
  Coley Pharmaceutical Group, Inc. (b)             5,600             63,952
  ICOS Corp. (b)                                   5,900            147,854
  NPS Pharmaceuticals, Inc. (b)                   16,700             63,627
  Nuvelo, Inc. (b)                                18,500            337,440
                                                                -----------
                                                                    612,873
                                                                -----------

CASINOS & GAMING--5.3%
  Century Casinos, Inc. (b)                       15,100            150,094
  Multimedia Games, Inc. (b)                      11,900            108,052
  Scientific Games Corp. Class A (b)              13,300            422,940
  Shuffle Master, Inc. (b)                         6,600            178,266
                                                                -----------
                                                                    859,352
                                                                -----------

COMMUNICATIONS EQUIPMENT--1.3%
  SafeNet, Inc. (b)                               11,700            212,823
                                                                -----------

COMPUTER HARDWARE--4.6%
  Avid Technology, Inc. (b)                       10,900            396,978
  Stratasys, Inc. (b)                             13,000            343,330
                                                                -----------
                                                                    740,308
                                                                -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--7.4%
  Advisory Board Co. (The) (b)                    10,300            520,356
  Corporate Executive Board Co. (The)              4,300            386,613
  Huron Consulting Group, Inc. (b)                 7,100            278,320
                                                                -----------
                                                                  1,185,289
                                                                -----------

EDUCATION SERVICES--1.7%
  Strayer Education, Inc.                          2,500            270,525
                                                                -----------

HEALTH CARE EQUIPMENT--3.7%
  Conor Medsystems, Inc. (b)                       2,800             65,996


                                                 SHARES            VALUE
                                                 -------        -----------

HEALTH CARE EQUIPMENT--(CONTINUED)
  Quidel Corp. (b)                                37,800        $   533,736
                                                                -----------
                                                                    599,732
                                                                -----------

HEALTH CARE SERVICES--0.5%
  Health Grades, Inc. (b)                         18,600             81,468
                                                                -----------

HEALTH CARE SUPPLIES--2.0%
  Immucor, Inc. (b)                               14,300            320,463
                                                                -----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.3%
  Resources Connection, Inc. (b)                  19,700            527,763
                                                                -----------

INTERNET SOFTWARE & SERVICES--13.2%
  CNET Networks, Inc. (b)                         31,000            296,980
  Digitas, Inc. (b)                               11,300            108,706
  Equinix, Inc. (b)                                6,000            360,600
  Internet Capital Group, Inc. (b)                16,800            158,760
  j2 Global Communications, Inc. (b)              29,400            798,798
  NetRatings, Inc. (b)                            22,300            317,329
  Websense, Inc. (b)                               3,700             79,957
                                                                -----------
                                                                  2,121,130
                                                                -----------

LEISURE FACILITIES--2.6%
  Life Time Fitness, Inc. (b)                      9,000            416,610
                                                                -----------

LEISURE PRODUCTS--2.2%
  MarineMax, Inc. (b)                              5,100            129,795
  Polaris Industries, Inc.                         5,600            230,440
                                                                -----------
                                                                    360,235
                                                                -----------

LIFE SCIENCES TOOLS & SERVICES--3.1%
  Nektar Therapeutics (b)                         34,800            501,468
                                                                -----------

MOVIES & ENTERTAINMENT--0.5%
  CKX, Inc. (b)                                    6,700             83,415
                                                                -----------

OFFICE SERVICES & SUPPLIES--4.6%
  PeopleSupport, Inc. (b)                         39,900            738,150
                                                                -----------

PACKAGED FOODS & MEATS--0.6%
  Hain Celestial Group, Inc. (The) (b)             3,700             94,572
                                                                -----------

PHARMACEUTICALS--3.8%
  Barrier Therapeutics, Inc. (b)                   4,400             28,424
  Medicis Pharmaceutical Corp.
    Class A                                        2,600             84,110
  MGI Pharma, Inc. (b)                            18,900            325,269
  Sepracor, Inc. (b)                               3,600            174,384
                                                                -----------
                                                                    612,187
                                                                -----------

                         PHOENIX SMALL-CAP GROWTH SERIES
              (FORMERLY PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES)

                                                 SHARES            VALUE
                                                 -------        -----------

RESTAURANTS--1.9%
  Cheesecake Factory, Inc. (The) (b)               9,300        $   252,867
  PF Chang's China Bistro, Inc. (b)                1,700             59,007
                                                                -----------
                                                                    311,874
                                                                -----------

SEMICONDUCTORS--4.4%
  Mindspeed Technologies, Inc. (b)               138,200            239,086
  ON Semiconductor Corp. (b)                      68,100            400,428
  Semtech Corp. (b)                                5,900             75,284
                                                                -----------
                                                                    714,798
                                                                -----------

SOFT DRINKS--3.7%
  Hansen Natural Corp. (b)                        18,400            597,632
                                                                -----------

SPECIALTY STORES--2.0%
  Guitar Center, Inc. (b)                          7,200            321,696
                                                                -----------

THRIFTS & MORTGAGE FINANCE--1.9%
  Federal Agricultural Mortgage
    Corp. Class C                                 11,800            312,346
                                                                -----------

TRADING COMPANIES & DISTRIBUTORS--1.1%
  TransDigm Group, Inc. (b)                        7,000            170,940
                                                                -----------

WIRELESS TELECOMMUNICATION SERVICES--1.9%
  InPhonic, Inc. (b)                              38,900            308,088
                                                                -----------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $10,830,834)                                  14,310,427
                                                                -----------

FOREIGN COMMON STOCKS(c)--9.3%

APPLICATION SOFTWARE--0.4%
  Retalix Ltd. (United States) (b)                 2,998             54,564
                                                                -----------

ASSET MANAGEMENT & CUSTODY BANKS--2.1%
  Stewart (W.P.) & Co. Ltd. (United
    States)                                       27,300            340,158
                                                                -----------

SEMICONDUCTORS--6.8%
  ARM Holdings plc Sponsored ADR
    (United Kingdom)                             107,900            707,824


                                                 SHARES            VALUE
                                                 -------        -----------

SEMICONDUCTORS--(CONTINUED)
  O2Micro International Ltd.
    Sponsored ADR (Taiwan) (b)                    56,700        $   391,797
                                                                -----------
                                                                  1,099,621
                                                                -----------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,491,821)                                    1,494,343
                                                                -----------

TOTAL LONG TERM INVESTMENTS--98.1%
  (Identified Cost $12,322,655)                                  15,804,770
                                                                -----------

                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

SHORT-TERM INVESTMENTS--2.2%

Commercial Paper(d)--2.2%
  Target Corp. 5.35%, 10/2/06                    $   355        $   354,947
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $354,947)                                        354,947
                                                                -----------

TOTAL INVESTMENTS--100.3%
  (Identified cost $12,677,602)                                  16,159,717(a)
  Other assets and liabilities, net--(0.3)%                         (49,087)
                                                                -----------
NET ASSETS--100.0%                                              $16,110,630
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,431,723 and gross depreciation of $1,259,412 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $12,987,406.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

                       PHOENIX STRATEGIC ALLOCATION SERIES
            (FORMERLY PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES)

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

U.S. GOVERNMENT SECURITIES--2.4%

U.S. TREASURY BONDS--1.8%
  U.S. Treasury Bond 5.375%, 2/15/31             $   380       $    410,430
  U.S. Treasury Bond 4.50%, 2/15/36                5,515          5,284,489
                                                               ------------
                                                                  5,694,919
                                                               ------------

U.S. TREASURY NOTES--0.6%
  U.S. Treasury Note 4.875%, 8/15/16               1,910          1,946,111
                                                               ------------

TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $7,268,944)                                    7,641,030
                                                               ------------

AGENCY MORTGAGE-BACKED SECURITIES--8.0%
FHLMC 5.75%, 12/15/18                                532            533,100
FNMA 4.50%, 6/1/19                                   550            531,420
FNMA 4%, 6/1/20                                      713            673,441
FNMA 5%, '20-'36                                   9,738          9,402,276
FNMA 4.50%, 7/1/20                                 1,363          1,315,514
FNMA 4.50%, 7/1/20                                    84             81,391
FNMA 6.50%, 10/1/31                                   40             40,992
FNMA 6%, 9/1/32                                      242            243,948
FNMA 5.50%, 5/1/34                                 1,218          1,202,139
FNMA 5.50%, 6/1/34                                 4,130          4,076,761
FNMA 5.50%, 6/1/34                                 4,213          4,158,702
FNMA 6%, 7/1/34                                      614            618,130
FNMA 5.50%, 7/25/34                                  630            631,466
FNMA 6%, 7/1/36                                      724            727,745
GNMA 6.50%, '23-'32                                1,155          1,187,137
                                                               ------------

TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $25,758,982)                                  25,424,162
                                                               ------------

MUNICIPAL BONDS--3.3%

CALIFORNIA--1.6%
  Alameda Corridor Transportation
    Authority Taxable Series C
    6.50%, 10/1/19 (MBIA Insured)                  1,000          1,089,890
  Alameda Corridor Transportation
    Authority Taxable Series C
    6.60%, 10/1/29 (MBIA Insured)                  1,000          1,122,860
  Contra Costa County Fire
    Protection District Taxable
    4.93%, 8/1/17 (MBIA Insured)                     360            348,530


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

CALIFORNIA--(CONTINUED)
  Kern County Pension Obligation
    Taxable 7.26%, 8/15/14 (MBIA
    Insured)                                     $   420       $    467,729
  Sonoma County Pension Obligation
    Taxable 6.625%, 6/1/13 (FSA
    Insured)                                       1,175         1 ,230,072
  University of California Series F
    4.375%, 5/15/30 (FSA Insured)                    995            984,115
                                                               ------------
                                                                  5,243,196
                                                               ------------

FLORIDA--0.3%
  University of Miami Taxable
    Series A 7.65%, 4/1/20 (MBIA
    Insured)                                         810            827,601
                                                               ------------

MISSISSIPPI--0.2%
  Mississippi Development Bank
    Taxable 5%, 6/1/12 (FSA Insured)                 710            703,063
                                                               ------------

PENNSYLVANIA--0.9%
  City of Pittsburgh Pension
    Obligation Taxable Series C
    6.50%, 3/1/17 (FGIC Insured)                   1,250          1,356,238
  Philadelphia Authority for
    Industrial Development Pension
    Funding Taxable Series A 5.79%,
    4/15/09 (MBIA Insured)                         1,400          1,422,302
                                                               ------------
                                                                  2,778,540
                                                               ------------

TEXAS--0.3%
  Dallas-Fort Worth International
    Airport Facilities Improvement
    Corp. Taxable 6.40%, 11/1/07
    (MBIA Insured)                                 1,000          1,011,820
                                                               ------------

TOTAL MUNICIPAL BONDS
  (Identified cost $10,174,121)                                  10,564,220
                                                               ------------

ASSET-BACKED SECURITIES--3.5%
  Bayview Financial Acquisition
    Trust 06-A, 1A2 5.483%,
    2/28/41(c)                                       325            323,375
  Carmax Auto Owner Trust 05-2, A4
    4.34%, 9/15/10                                   900            885,586
  GMAC Mortgage Corp. Loan Trust
    05-HE2, A3 4.622%, 11/25/35(c)                 1,000            988,795
  GS Auto Loan Trust 06-1, A2
    5.47%, 2/15/09                                 2,500          2,504,425

                       PHOENIX STRATEGIC ALLOCATION SERIES
            (FORMERLY PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

  JP Morgan Mortgage Acquisition
    Corp. 06-CW2, AF4 6.08%,
    8/25/36(c)                                   $   530       $    536,779
  JPMorgan Mortgage Acquisition
    Corp. 06-CW2, AF3 5.777%,
    8/25/36(c)                                       470            473,563
  JPMorgan Mortgage Trust 05-S3,
    2A2 5.50%, 1/25/21                               801            795,427
  MASTR Asset Backed Securities
    Trust 06-AB1, M8 6%, 2/25/36(c)                  540            506,419
  Merrill Lynch Mortgage Investors,
    Inc. 05-NCA A 5.584%, 2/25/36(c)                 439            438,908
  Morgan Stanley Auto Loan Trust
    04-HB1, A4 3.33%, 10/15/11                     1,000            984,441
  Onyx Acceptance Grantor Trust
    03-D, A4 3.20%, 3/15/10                          709            699,795
  Residential Funding Mortgage
    Securities I, Inc. 05-SA1, 2A
    4.883%, 3/25/35(c)                               979            982,515
  Residential Funding Mortgage
    Securities II, Inc. 06-HSA1, A3
    5.23%, 2/25/36(c)                              1,000            983,437
                                                               ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $11,156,688)                                  11,103,465
                                                               ------------

DOMESTIC CORPORATE BONDS--7.8%

ADVERTISING--0.1%
  Lamar Media Corp. 6.625%, 8/15/15                  415            399,956
                                                               ------------

AEROSPACE & DEFENSE--0.3%
  Rockwell Collins, Inc. 4.75%,
    12/1/13                                        1,000            980,134
                                                               ------------

AGRICULTURAL PRODUCTS--0.2%
  Corn Products International, Inc.
    8.25%, 7/15/07                                   500            508,074
                                                               ------------

AIRLINES--0.7%
  American Airlines, Inc. 01-1
    6.977%, 5/23/21                                  659            633,459
  Continental Airlines, Inc. 98-1 A
    6.648%, 3/15/19                                  513            522,199
  JetBlue Airways Corp. 04-2 C
    8.505%, 5/15/10(c)                               662            658,276
  United Airlines, Inc. 01-1
    6.071%, 9/1/14                                   492            491,515
                                                               ------------
                                                                  2,305,449
                                                               ------------

AUTOMOBILE MANUFACTURERS--0.0%
  DaimlerChrysler NA Holding Corp.
    6.50%, 11/15/13                                  130            133,311
                                                               ------------


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

BROADCASTING & CABLE TV--0.1%
  Echostar DBS Corp. 6.375%, 10/1/11             $   325       $    317,281
  PanAmSat Corp. 9%, 8/15/14                         132            136,950
                                                               ------------
                                                                    454,231
                                                               ------------

COMMUNICATIONS EQUIPMENT--0.1%
  Cisco Systems, Inc. 5.50%, 2/22/16                 150            151,193
                                                               ------------

CONSUMER FINANCE--1.1%
  Ford Motor Credit Co. 8.625%,
    11/1/10                                          180            179,466
  Ford Motor Credit Co. 9.875%,
    8/10/11                                          200            207,160
  Ford Motor Credit Co. 9.957%,
    4/15/12(c)                                        50             52,125
  General Electric Capital Corp.
    6%, 6/15/12                                      700            727,299
  General Motors Acceptance Corp.
    6.875%, 8/28/12                                  500            495,492
  GMAC LLC 6.75%, 12/1/14                             80             78,221
  SLM Corp. 5.45%, 2/1/10(c)                       1,950          1,864,044
                                                               ------------
                                                                  3,603,807
                                                               ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
  Western Union Co. (The) 144A
    5.93%, 10/1/16(b)                                272            274,239
                                                               ------------

DISTILLERS & VINTNERS--0.0%
  Constellation Brands, Inc. 7.25%,
    9/1/16                                            50             50,813
                                                               ------------

DIVERSIFIED BANKS--0.4%
  National Capital Trust II 144A
    5.486%, 12/29/49(b)(c)                           950            906,894
  Wachovia Corp. 4.875%, 2/15/14                     355            343,456
                                                               ------------
                                                                  1,250,350
                                                               ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
  International Lease Finance Corp.
    4.75%, 1/13/12(i)                                325            315,775
                                                               ------------

ELECTRIC UTILITIES--0.5%
  American Electric Power Co., Inc.
    5.25%, 6/1/15                                    280            272,335
  Entergy Gulf States, Inc. 5.70%,
    6/1/15                                         1,000            971,340
  Southern Power Co. Series D
    4.875%, 7/15/15                                  280            265,062
                                                               ------------
                                                                  1,508,737
                                                               ------------

                       PHOENIX STRATEGIC ALLOCATION SERIES
            (FORMERLY PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES)

                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
  Mettler-Toledo International,
    Inc. 4.85%, 11/15/10                         $ 1,000       $    973,078
                                                               ------------

HEALTH CARE DISTRIBUTORS--0.0%
  AmerisourceBergen Corp. 5.625%,
    9/15/12                                           90             88,466
                                                               ------------

HOME FURNISHINGS--0.1%
  Mohawk Industries, Inc. 6.125%,
    1/15/16                                          275            273,338
                                                               ------------

HOMEBUILDING--0.1%
  Beazer Homes USA, Inc. 8.125%,
    6/15/16(b)                                       200            195,500
  Horton (D.R.), Inc. 5.25%, 2/15/15                 275            251,074
                                                               ------------
                                                                    446,574
                                                               ------------

HOTELS, RESORTS & CRUISE LINES--0.1%
  Royal Caribbean Cruises Ltd.
    7.25%, 6/15/16                                   285            287,140
                                                               ------------

INDUSTRIAL MACHINERY--0.7%
  ITW Cupids Financing Trust I 144A
    6.55%, 12/31/11(b)(f)                          2,000          2,093,046
                                                               ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.1%
  Verizon Communications, Inc.
    5.55%, 2/15/16                                   200            197,361
  Verizon Global Funding Corp.
    4.90%, 9/15/15                                   225            212,925
                                                               ------------
                                                                    410,286
                                                               ------------

INVESTMENT BANKING & BROKERAGE--0.1%
  Morgan Stanley 5.375%, 10/15/15                    460            454,208
                                                               ------------

MOVIES & ENTERTAINMENT--0.1%
  Time Warner, Inc. 6.875%, 5/1/12                   200            211,478
                                                               ------------

MULTI-LINE INSURANCE--0.1%
  Assurant, Inc. 5.625%, 2/15/14                     145            144,391
                                                               ------------

MULTI-UTILITIES--0.3%
  Dominion Resources, Inc. 5%,
    3/15/13(h)                                       175            168,800
  NiSource Finance Corp. 5.45%,
    9/15/20                                          930            865,471
                                                               ------------
                                                                  1,034,271
                                                               ------------

OFFICE REIT's--0.1%
  HRPT Properties Trust 5.75%,
    11/1/15                                          275            273,107
                                                               ------------


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

OFFICE SERVICES & SUPPLIES--0.1%
  Pitney Bowes, Inc. 4.75%, 5/15/18              $   375       $    351,686
                                                               ------------

OIL & GAS DRILLING--0.1%
  Diamond Offshore Drilling, Inc.
    4.875%, 7/1/15                                   420            397,197
                                                               ------------

OIL & GAS REFINING & MARKETING--0.2%
  Premcor Refining Group, Inc.
    (The) 6.125%, 5/1/11                             275            280,891
  Tesoro Corp. 6.625%, 11/1/15(b)                    300            290,250
                                                               ------------
                                                                    571,141
                                                               ------------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
  AmeriGas Partners LP 7.25%,
    5/20/15                                          500            500,625
  Kinder Morgan Management LLC
    5.70%, 1/5/16                                    725            669,259
  ONEOK Partners LP 6.15%, 10/1/16                   220            222,073
  TEPPCO Partners LP 7.625%, 2/15/12                 130            139,293
                                                               ------------
                                                                  1,531,250
                                                               ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0 1%
  Bosphorus Financial Services Ltd.
    144A 7.205%, 2/15/12(b)(c)                       400            397,132
                                                               ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0 1%
  EOP Operating LP 4.75%, 3/15/14                    225            212,826
                                                               ------------

REGIONAL BANKS--0.3%
  Zions Bancorp 5.65%, 5/15/14                     1,000          1,001,616
                                                               ------------

RETAIL REIT'S--0.1%
  Simon Property Group LP 5.875%,
    3/1/17                                           325            328,354
                                                               ------------

TOBACCO--0.2%
  Reynolds American, Inc. 144A
    7.30%, 7/15/15(b)                                600            616,421
                                                               ------------

TRADING COMPANIES & DISTRIBUTORS--0.1%
  United Rentals North America,
    Inc. 6.50%, 2/15/12                              210            203,700
                                                               ------------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
  Nextel Communications, Inc.
    Series F 5.95%, 3/15/14                          750            733,554
                                                               ------------

TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $25,164,598)                                  24,970,329
                                                               ------------

                       PHOENIX STRATEGIC ALLOCATION SERIES
            (FORMERLY PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--12.5%
  Bear Stearns Adjustable Rate
    Mortgage Trust 05-12, 13A1
    5.473%, 2/25/36(c)                           $   693       $    683,946
  Bear Stearns Commercial Mortgage
    Securities 06-PW12, A4 5.896%,
    9/11/38(c)                                       720            743,400
  Citigroup Mortgage Loan Trust,
    Inc. 05-5, 2A3 5%, 8/25/35                       718            701,885
  Citigroup/Deutsche Bank
    Commercial Mortgage Trust
    06-CD2, A4 5.545%, 1/15/46(c)                  1,190          1,192,743
  Countrywide Home Loan Mortgage
    Pass-Through Trust 04-12, 12A1
    4.742%, 8/25/34(c)                               752            744,281
  Countrywide Home Loan Mortgage
    Pass-Through Trust 04-13, 1A1
    5.50%, 8/25/34                                   851            849,195
  Credit Suisse Mortgage Capital
    Certificates 06-C1, A4 5.609%,
    2/15/39(c)                                     1,710          1,734,892
  Crown Castle Towers LLC 05-1A,
    AFX 144A 4.643%, 6/15/35(b)                      800            781,151
  CS First Boston Mortgage
    Securities Corp. 05-12, 6A1 6%,
    1/25/36                                        1,332          1,327,766
  CS First Boston Mortgage
    Securities Corp. 97-C2 B 6.72%,
    1/17/35                                        2,000          2,028,978
  CS First Boston Mortgage
    Securities Corp. 97-C2, A3
    6.55%, 1/17/35                                 2,067          2,088,126
  DLJ Commercial Mortgage Corp.
    98-CF2, A1B 6.24%, 11/12/31                    2,960          3,006,646
  First Horizon Asset Securities,
    Inc. 05-AR1, 2A1 5.019%,
    4/25/35(c)                                       955            953,999
  GMAC Commercial Mortgage
    Securities, Inc. 97-C2, A3
    6.566%, 4/15/29                                  267            268,990
  GS Mortgage Securities Corp. II
    05-GG4, AJ 4.782%, 7/10/39                       800            765,698
  GS Mortgage Securities Corp. II
    99-C1, A2 6.11%, 11/18/30(c)                   3,232          3,274,069
  JPMorgan Chase Commercial
    Mortgage Securities Corp.
    01-CIBC, A3 6.26%, 3/15/33                     1,160          1,201,845
  JPMorgan Mortgage Trust 05-S2,
    2A15 6%, 9/25/35                               1,706          1,699,004


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

  JPMorgan Mortgage Trust 05-S3,
    1A12 6%, 1/25/36                             $   681       $    674,151
  JPMorgan Mortgage Trust 06-S1,
    1A1 6%, 4/25/36                                1,309          1,305,513
  Lehman Brothers - UBS Commercial
    Mortgage Trust 06-C6, A4
    5.372%, 10/15/16                                 325            325,406
  Lehman Brothers Commercial
    Conduit Mortgage Trust 99-C2,
    A2 7.325%, 10/15/32                            1,840          1,930,285
  MASTR Alternative Loans Trust
    05-5, 3A1 5.75%, 8/25/35                         360            358,860
  MASTR Resecuritization Trust 05-1
    144A 5%, 10/28/34(b)                             502            473,628
  Merrill Lynch Mortgage Trust
    06-C1, AM 5.844%, 5/12/39(c)                     700            717,473
  Morgan Stanley Capital I 06-T23,
    A4 5.983%, 8/12/41(c)                            790            822,305
  Residential Accredit Loans, Inc.
    06-QA1, A21 6.152%, 1/25/36(c)                 1,578          1,595,289
  Structured Asset Securities Corp.
    03-32, 1A1 5.23%, 11/25/33(c)                    643            620,854
  Structured Asset Securities Corp.
    05-6, 4A1 5%, 5/25/35                          1,310          1,252,560
  Wells Fargo Mortgage Backed
    Securities Trust 04-EE, 2A3
    3.989%, 12/25/34(c)                              658            641,741
  Wells Fargo Mortgage Backed
    Securities Trust 05-14, 2A1
    5.50%, 12/25/35                                1,423          1,383,260
  Wells Fargo Mortgage Backed
    Securities Trust 05-5, 1A1 5%,
    5/25/20                                          667            651,102
  Wells Fargo Mortgage Backed
    Securities Trust 05-AR10, 2A16
    4.11%, 6/25/35(c)                              1,000            979,063
  Wells Fargo Mortgage Backed
    Securities Trust 05-AR16, 6A3
    5%, 10/25/35(c)                                  623            615,541
  Wells Fargo Mortgage Backed
    Securities Trust 05-AR4, 2A1
    4.531%, 4/25/35(c)                             1,614          1,597,771
                                                               ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $39,899,134)                                  39,991,416
                                                               ------------

FOREIGN GOVERNMENT SECURITIES--0.8%

BRAZIL--0.2%
  Federative Republic of Brazil
    7.875%, 3/7/15                                   130            142,805

                       PHOENIX STRATEGIC ALLOCATION SERIES
            (FORMERLY PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------


BRAZIL--(CONTINUED)
  Federative Republic of Brazil
    8.875%, 10/14/19(h)                          $   200       $    237,700
  Federative Republic of Brazil
    11%, 8/17/40                                     100            130,375
                                                               ------------
                                                                    510,880
                                                               ------------

PANAMA--0.3%
  Republic of Panama 7.25%, 3/15/15                  240            257,400
  Republic of Panama 9.375%, 1/16/23                 550            702,625
                                                               ------------
                                                                    960,025
                                                               ------------

PHILIPPINES--0.0%
  Republic of Philippines 10.625%,
    3/16/25                                           70             93,625
                                                               ------------

RUSSIA--0.2%
  Russian Federation RegS 5%,
    3/31/30(c)(e)                                    650            726,174
                                                               ------------
VENEZUELA--0.1%
  Republic of Venezuela 10.75%,
    9/19/13                                          130            159,250
                                                               ------------

TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $2,307,461)                                    2,449,954
                                                               ------------

FOREIGN CORPORATE BONDS(d)--2.7%

AUSTRALIA--0.2%
  United Energy Distribution
    Holdings Property Ltd. 144A
    5.45%, 4/15/16(b)                                500            497,313
  Westfield Capital Corp. 144A
    5.125%, 11/15/14(b)                              175            169,816
                                                               ------------
                                                                    667,129
                                                               ------------

CANADA--0.1%
  CHC Helicopter Corp. 7.375%,
    5/1/14                                           132            125,070
  Husky Energy, Inc. 6.15%, 6/15/19                  140            142,044
                                                               ------------
                                                                    267,114
                                                               ------------

CHILE--0.3%
  Banco Santander Chile 144A
    5.375%, 12/9/14(b)                               300            295,342
  Celulosa Arauco y Constitucion SA
    5.625%, 4/20/15                                  355            345,197
  Petropower I Funding Trust 144A
    7.36%, 2/15/14(b)                                479            455,955
                                                               ------------
                                                                  1,096,494
                                                               ------------


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

FINLAND--0.1%
  Stora Enso Oyj 144A 6.404%,
    4/15/16(b)                                   $   280       $    285,408
                                                               ------------

GERMANY--0.3%
  Deutsche Bank AG NY Series GS
    4.66%, 3/22/12(c)                              1,000            951,400
                                                               ------------

KAZAKHSTAN--0.1%
  Kazkommerts International BV 144A
    7%, 11/3/09(b)                                   350            353,062
                                                               ------------

MEXICO--0.1%
  America Movil S.A. de C.V. 5.75%,
    1/15/15                                          340            334,850
                                                               ------------

NETHERLANDS--0.2%
  Coca-Cola HBC Finance BV 5.125%,
    9/17/13                                          750            741,184
                                                               ------------

RUSSIA--0.2%
  Gazprom RegS (Morgan Stanley AG)
    9.625%, 3/1/13(e)                                500            590,850
                                                               ------------

SINGAPORE--0.3%
  Chartered Semiconductor
    Manufacturing Ltd. 5.75%, 8/3/10                 290            289,098
  DBS Bank Ltd. 144A 5%,
    11/15/19(b)(c)                                   525            503,232
                                                               ------------
                                                                    792,330
                                                               ------------

UNITED KINGDOM--0.4%
  HBOS plc 144A 5.375%,
    11/29/49(b)(c)                                 1,000            982,223
  Tate & Lyle International Finance
    plc 144A 6.625%, 6/15/16(b)                      275            285,766
  Vodafone Group plc 5%, 9/15/15                     150            141,480
                                                               ------------
                                                                  1,409,469
                                                               ------------

UNITED STATES--0.4%
  Amvescap plc 5.375%, 12/15/14                    1,000            979,466
  XL Capital Europe plc 6.50%,
    1/15/12                                          275            286,848
                                                               ------------
                                                                  1,266,314
                                                               ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $8,896,061)                                    8,755,604
                                                               ------------


                                                 SHARES            VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS--56.7%

AEROSPACE & DEFENSE--2.3%
  Boeing Co. (The)                                 9,300            733,305

                       PHOENIX STRATEGIC ALLOCATION SERIES
            (FORMERLY PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES)


                                                 SHARES            VALUE
                                                 -------       ------------

AEROSPACE & DEFENSE--(CONTINUED)
  General Dynamics Corp.                           6,100       $    437,187
  Honeywell International, Inc.                   22,700            928,430
  Lockheed Martin Corp.                           15,800          1,359,748
  Northrop Grumman Corp.                          10,700            728,349
  Raytheon Co.                                    12,100            580,921
  United Technologies Corp.                       41,600          2,635,360
                                                               ------------
                                                                  7,403,300
                                                               ------------

AIR FREIGHT & LOGISTICS--0.3%
  FedEx Corp.                                      4,900            532,532
  Pacer International, Inc.                        4,900            136,024
  United Parcel Service, Inc. Class B              3,500            251,790
                                                               ------------
                                                                    920,346
                                                               ------------

AIRLINES--0.2%
  AMR Corp. (g)                                    8,200            189,748
  Southwest Airlines Co.                          23,300            388,178
                                                               ------------
                                                                    577,926
                                                               ------------

APPAREL RETAIL--0.2%
  Gap, Inc. (The)                                 37,100            703,045
                                                               ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
  VF Corp.                                         6,700            488,765
                                                               ------------

APPLICATION SOFTWARE--0.2%
  Intuit, Inc. (g)                                16,000            513,440
                                                               ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.1%
  Bank of New York Co., Inc. (The)                21,400            754,564
  Federated Investors, Inc. Class B               11,600            392,196
  Franklin Resources, Inc.                         6,700            708,525
  Northern Trust Corp.                            16,900            987,467
  State Street Corp.                              12,100            755,040
                                                               ------------
                                                                  3,597,792
                                                               ------------

BIOTECHNOLOGY--0.5%
  Biogen Idec, Inc. (g)                           12,200            545,096
  Cephalon, Inc. (g)(h)                           11,400            703,950
  Millennium Pharmaceuticals, Inc. (g)            28,200            280,590
                                                               ------------
                                                                  1,529,636
                                                               ------------

BREWERS--0.3%
  Anheuser-Busch Cos., Inc.                       23,200          1,102,232
                                                               ------------

BROADCASTING & CABLE TV--0.1%
  CBS Corp. Class B                               16,700            470,439
                                                               ------------

BUILDING PRODUCTS--0.2%
  Masco Corp.                                     21,300            584,046


                                                 SHARES            VALUE
                                                 -------       ------------

BUILDING PRODUCTS--(CONTINUED)
  USG Corp. (g)(h)                                 2,400       $    112,896
                                                               ------------
                                                                    696,942
                                                               ------------

COMMERCIAL PRINTING--0.2%
  Donnelley (R.R.) & Sons Co.                     17,000            560,320
                                                               ------------

COMMUNICATIONS EQUIPMENT--1.8%
  Cisco Systems, Inc. (g)                        137,100          3,153,300
  Harris Corp.                                     6,900            306,981
  Motorola, Inc.                                  89,800          2,245,000
  Tellabs, Inc. (g)                               17,800            195,088
                                                               ------------
                                                                  5,900,369
                                                               ------------

COMPUTER HARDWARE--2.1%
  Dell, Inc. (g)                                  49,600          1,132,864
  Hewlett-Packard Co.                             63,400          2,326,146
  International Business Machines
    Corp.                                         40,500          3,318,570
                                                               ------------
                                                                  6,777,580
                                                               ------------

COMPUTER STORAGE & PERIPHERALS--0.4%
  EMC Corp. (g)                                   32,900            394,142
  Emulex Corp. (g)                                21,100            383,387
  Lexmark International, Inc. Class A (g)          6,200            357,492
                                                               ------------
                                                                  1,135,021
                                                               ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
  PACCAR, Inc.                                     9,500            541,690
  Toro Co. (The)                                   8,900            375,313
                                                               ------------
                                                                    917,003
                                                               ------------

CONSUMER ELECTRONICS--0.1%
  Harman International Industries, Inc.            2,200            183,568
                                                               ------------

CONSUMER FINANCE--0.6%
  American Express Co.                            26,000          1,458,080
  Capital One Financial Corp.                      8,000            629,280
                                                               ------------
                                                                  2,087,360
                                                               ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
  CheckFree Corp. (g)                              3,000            123,960
  Computer Sciences Corp. (g)                      3,200            157,184
  Fiserv, Inc. (g)                                17,800            838,202
                                                               ------------
                                                                  1,119,346
                                                               ------------

DEPARTMENT STORES--1.3%
  Federated Department Stores, Inc.               35,400          1,529,634
  Nordstrom, Inc.                                 28,800          1,218,240
  Penney (J.C.) Co., Inc.                         20,200          1,381,478
                                                               ------------
                                                                  4,129,352
                                                               ------------

                       PHOENIX STRATEGIC ALLOCATION SERIES
            (FORMERLY PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES)


                                                 SHARES            VALUE
                                                 -------       ------------

DIVERSIFIED BANKS--1.7%
  Comerica, Inc.                                   8,300       $    472,436
  U.S. Bancorp                                    18,500            614,570
  Wachovia Corp.                                  60,600          3,381,480
  Wells Fargo & Co.                               29,100          1,052,838
                                                               ------------
                                                                  5,521,324
                                                               ------------

DIVERSIFIED CHEMICALS--0.3%
  Dow Chemical Co. (The)                          17,200            670,456
  PPG Industries, Inc.                             2,500            167,700
                                                               ------------
                                                                    838,156
                                                               ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
  Dun & Bradstreet Corp. (g)                       5,900            442,441
                                                               ------------

DIVERSIFIED METALS & MINING--0.2%
  Freeport-McMoRan Copper & Gold,
    Inc. Class B (Indonesia)                      12,900            687,054
                                                               ------------

ELECTRIC UTILITIES--0.2%
  PPL Corp.                                       15,500            509,950
                                                               ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
  Emerson Electric Co.                            18,700          1,568,182
                                                               ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
  Agilent Technologies, Inc. (g)                  13,400            438,046
                                                               ------------

ELECTRONIC MANUFACTURING SERVICES--0.1%
  Sanmina-SCI Corp. (g)                           56,400            210,936
                                                               ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
  Covanta Holding Corp. (g)                        6,200            133,486
                                                               ------------

FOOD RETAIL--0.2%
  Kroger Co. (The)                                23,700            548,418
                                                               ------------

FOOTWEAR--0.3%
  Nike, Inc. Class B                               9,900            867,438
                                                               ------------

HEALTH CARE DISTRIBUTORS--0.6%
  Cardinal Health, Inc.                           12,900            848,046
  McKesson Corp.                                  21,100          1,112,392
                                                               ------------
                                                                  1,960,438
                                                               ------------

HEALTH CARE EQUIPMENT--0.8%
  Baxter International, Inc.                      20,600            936,476
  Becton, Dickinson & Co.                         20,900          1,477,003
                                                               ------------
                                                                  2,413,479
                                                               ------------

HEALTH CARE SERVICES--0.2%
  Caremark Rx, Inc.                               10,100            572,367
                                                               ------------


                                                 SHARES            VALUE
                                                 -------       ------------

HEALTH CARE TECHNOLOGY--0.1%
  Emdeon Corp. (g)                                26,100       $    305,631
                                                               ------------

HOME IMPROVEMENT RETAIL--0.9%
  Home Depot, Inc. (The)                          40,000          1,450,800
  Sherwin-Williams Co. (The)                      23,000          1,282,940
                                                               ------------
                                                                  2,733,740
                                                               ------------

HOUSEHOLD APPLIANCES--0.4%
  Black & Decker Corp. (The)                      12,800          1,015,680
  Whirlpool Corp.                                  3,200            269,152
                                                               ------------
                                                                  1,284,832
                                                               ------------

HOUSEHOLD PRODUCTS--0.7%
  Colgate-Palmolive Co.                            9,600            596,160
  Kimberly-Clark Corp.                            24,700          1,614,392
                                                               ------------
                                                                  2,210,552
                                                               ------------

HOUSEWARES & SPECIALTIES--0.3%
  Newell Rubbermaid, Inc. (h)                     30,600            866,592
                                                               ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
  Constellation Energy Group, Inc.                13,000            769,600
  TXU Corp.                                        8,500            531,420
                                                               ------------
                                                                  1,301,020
                                                               ------------

INDUSTRIAL CONGLOMERATES--1.1%
  3M Co.                                           3,700            275,354
  General Electric Co.                            87,600          3,092,280
                                                               ------------
                                                                  3,367,634
                                                               ------------

INDUSTRIAL MACHINERY--1.0%
  Dover Corp.                                      4,800            227,712
  Eaton Corp.                                     17,800          1,225,530
  Illinois Tool Works, Inc.                       27,100          1,216,790
  Parker-Hannifin Corp.                            5,000            388,650
                                                               ------------
                                                                  3,058,682
                                                               ------------

INSURANCE BROKERS--0.1%
  AON Corp.                                        9,000            304,830
                                                               ------------

INTEGRATED OIL & GAS--4.9%
  Chevron Corp.                                   32,600          2,114,436
  ConocoPhillips                                  25,000          1,488,250
  Exxon Mobil Corp.                              124,200          8,333,820
  Marathon Oil Corp.                               5,900            453,710
  Occidental Petroleum Corp.                      66,400          3,194,504
                                                               ------------
                                                                 15,584,720
                                                               ------------

Integrated Telecommunication Services--2.7%
  AT&T, Inc.                                      95,800          3,119,248

                       PHOENIX STRATEGIC ALLOCATION SERIES
            (FORMERLY PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES)


                                                 SHARES            VALUE
                                                 -------       ------------

INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
  BellSouth Corp.                                 38,800       $  1,658,700
  Citizens Communications Co.                     62,300            874,692
  Qwest Communications
    International, Inc. (g)                       30,100            262,472
  Verizon Communications, Inc.                    69,200          2,569,396
                                                               ------------
                                                                  8,484,508
                                                               ------------

INTERNET RETAIL--0.2%
  Expedia, Inc. (g)                               15,800            247,744
  IAC/InterActiveCorp. (g)(h)                     13,300            382,508
                                                               ------------
                                                                    630,252
                                                               ------------

INTERNET SOFTWARE & SERVICES--0.1%
  VeriSign, Inc. (g)                              23,500            474,700
                                                               ------------

INVESTMENT BANKING & BROKERAGE--1.1%
  Merrill Lynch & Co., Inc.                       31,400          2,456,108
  Morgan Stanley                                  12,800            933,248
                                                               ------------
                                                                  3,389,356
                                                               ------------

LIFE & HEALTH INSURANCE--2.1%
  AFLAC, Inc.                                     16,000            732,160
  Lincoln National Corp.                          20,600          1,278,848
  MetLife, Inc.                                   44,700          2,533,596
  Principal Financial Group, Inc.
    (The)                                         16,300            884,764
  Protective Life Corp.                            2,500            114,375
  Prudential Financial, Inc.                      13,800          1,052,250
  StanCorp Financial Group, Inc.                   2,900            129,427
                                                               ------------
                                                                  6,725,420
                                                               ------------

LIFE SCIENCES TOOLS & SERVICES--0.3%
  Fisher Scientific International,
    Inc. (g)                                      10,300            805,872
  PerkinElmer, Inc.                               14,500            274,485
                                                               ------------
                                                                  1,080,357
                                                               ------------

MANAGED HEALTH CARE--1.3%
  Aetna, Inc.                                     24,600            972,930
  CIGNA Corp.                                      5,400            628,128
  UnitedHealth Group, Inc.                        24,400          1,200,480
  WellPoint, Inc. (g)                             16,000          1,232,800
                                                               ------------
                                                                  4,034,338
                                                               ------------

MORTGAGE REIT'S--0.1%
  American Home Mortgage Investment
    Corp. (h)                                      7,900            275,473
                                                               ------------

MOTORCYCLE MANUFACTURERS--0.1%
  Harley-Davidson, Inc. (h)                        3,400            213,350
                                                               ------------


                                                 SHARES            VALUE
                                                 -------       ------------

MOVIES & ENTERTAINMENT--1.5%
  Time Warner, Inc.                              168,700       $  3,075,401
  Viacom, Inc. Class B (g)                        16,700            620,906
  Walt Disney Co. (The)                           20,400            630,564
  Warner Music Group Corp.                        13,600            352,920
                                                               ------------
                                                                  4,679,791
                                                               ------------

MULTI-LINE INSURANCE--0.1%
  Hartford Financial Services
    Group, Inc. (The)                              2,300            199,525
  Unitrin, Inc.                                    2,400            106,008
                                                               ------------
                                                                    305,533
                                                               ------------

OIL & GAS DRILLING--0.3%
  Grey Wolf, Inc. (g)(h)                          66,900            446,892
  Pride International, Inc. (g)                   10,400            285,168
  TODCO (g)(h)                                    10,900            377,140
                                                               ------------
                                                                  1,109,200
                                                               ------------

OIL & GAS EQUIPMENT & SERVICES--0.1%
  Tidewater, Inc.                                  9,500            419,805
                                                               ------------

OIL & GAS EXPLORATION & PRODUCTION--0.1%
  Devon Energy Corp.                               5,700            359,955
                                                               ------------

OIL & GAS REFINING & MARKETING--0.1%
  Sunoco, Inc.                                     4,800            298,512
                                                               ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--4 3%
  Bank of America Corp.                          125,900          6,744,463
  Citigroup, Inc.                                 56,100          2,786,487
  JPMorgan Chase & Co.                            89,200          4,188,832
                                                               ------------
                                                                 13,719,782
                                                               ------------

PACKAGED FOODS & MEATS--1.1%
  Campbell Soup Co. (h)                           18,600            678,900
  ConAgra Foods, Inc.                             28,400            695,232
  Del Monte Foods Co.                             51,200            535,040
  General Mills, Inc.                             16,200            916,920
  Heinz (H.J.) Co.                                17,700            742,161
                                                               ------------
                                                                  3,568,253
                                                               ------------

PERSONAL PRODUCTS--0.4%
  Estee Lauder Cos., Inc. (The)
    Class A                                       22,500            907,425
  NBTY, Inc. (g)                                  10,300            301,481
                                                               ------------
                                                                  1,208,906
                                                               ------------

PHARMACEUTICALS--4.1%
  Abbott Laboratories                             32,400          1,573,344
  Barr Pharmaceuticals, Inc. (g)                   7,200            373,968
  Endo Pharmaceuticals Holdings,
    Inc. (g)                                      11,200            364,560

                       PHOENIX STRATEGIC ALLOCATION SERIES
            (FORMERLY PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES)


                                                 SHARES            VALUE
                                                 -------       ------------

PHARMACEUTICALS--(CONTINUED)
  Johnson & Johnson                               72,100       $  4,682,174
  Merck & Co., Inc.                               24,700          1,034,930
  Pfizer, Inc.                                   155,800          4,418,488
  Watson Pharmaceuticals, Inc. (g)                 4,700            122,999
  Wyeth                                           13,200            671,088
                                                               ------------
                                                                 13,241,551
                                                               ------------

PROPERTY & CASUALTY INSURANCE--1.6%
  Allstate Corp. (The)                            42,800          2,684,844
  Cincinnati Financial Corp.                       3,400            163,404
  Philadelphia Consolidated Holding
    Co. (g)                                        3,500            139,230
  Progressive Corp. (The)                         20,200            495,708
  St. Paul Travelers Cos., Inc.
    (The)                                         37,200          1,744,308
                                                               ------------
                                                                  5,227,494
                                                               ------------

RAILROADS--0.2%
  Burlington Northern Santa Fe
    Corp.                                          4,300            315,792
  Norfolk Southern Corp.                           9,400            414,070
                                                               ------------
                                                                    729,862
                                                               ------------

REGIONAL BANKS--0.5%
  Bank of Hawaii Corp.                             7,000            337,120
  KeyCorp                                         16,400            614,016
  National City Corp.                              4,700            172,020
  SunTrust Banks, Inc.                             3,200            247,296
  Synovus Financial Corp.                          8,400            246,708
                                                               ------------
                                                                  1,617,160
                                                               ------------

RESIDENTIAL REIT'S--0.1%
  Archstone-Smith Trust                            5,200            283,088
                                                               ------------

RESTAURANTS--0.8%
  McDonald's Corp.                                48,500          1,897,320
  Yum! Brands, Inc.                               15,500            806,775
                                                               ------------
                                                                  2,704,095
                                                               ------------

RETAIL REIT'S--0.1%
  New Plan Excel Realty Trust                      9,200            248,860
                                                               ------------

SEMICONDUCTOR EQUIPMENT--0.3%
  Lam Research Corp. (g)                           6,000            271,980
  Novellus Systems, Inc. (g)                      13,400            370,644
  Teradyne, Inc. (g)                              19,500            256,620
                                                               ------------
                                                                    899,244
                                                               ------------

SEMICONDUCTORS--1.4%
  Advanced Micro Devices, Inc. (g)                15,300            380,205
  Freescale Semiconductor, Inc.
    Class B (g)                                   17,700            672,777
  Intel Corp.                                     57,900          1,191,003
  LSI Logic Corp. (g)(h)                          33,600            276,192


                                                 SHARES            VALUE
                                                 -------       ------------

SEMICONDUCTORS--(CONTINUED)
  National Semiconductor Corp.                    13,300       $    312,949
  ON Semiconductor Corp. (g)(h)                   37,900            222,852
  Texas Instruments, Inc.                         39,800          1,323,350
                                                               ------------
                                                                  4,379,328
                                                               ------------

SOFT DRINKS--0.9%
  Coca-Cola Co. (The)                             30,000          1,340,400
  Pepsi Bottling Group, Inc. (The)                36,800          1,306,400
  PepsiAmericas, Inc.                              5,700            121,638
                                                               ------------
                                                                  2,768,438
                                                               ------------

SPECIALTY CHEMICALS--0.1%
  Rohm and Haas Co.                                5,100            241,485
                                                               ------------

SPECIALTY STORES--0.1%
  Barnes & Noble, Inc.                             3,400            128,996
  Staples, Inc.                                    5,000            121,650
                                                               ------------
                                                                    250,646
                                                               ------------

STEEL--0.1%
  Chaparral Steel Co. (g)                          3,700            126,022
  United States Steel Corp.                        2,000            115,360
                                                               ------------
                                                                    241,382
                                                               ------------

SYSTEMS SOFTWARE--1.8%
  BMC Software, Inc. (g)                          11,800            321,196
  Microsoft Corp.                                137,000          3,744,210
  Oracle Corp. (g)                                94,500          1,676,430
  Symantec Corp. (g)                               7,900            168,112
                                                               ------------
                                                                  5,909,948
                                                               ------------

TECHNOLOGY DISTRIBUTORS--0.1%
  Arrow Electronics, Inc. (g)                      9,100            249,613
                                                               ------------

TOBACCO--0.4%
  Loews Corp. - Carolina Group                    19,300          1,069,027
  Reynolds American, Inc.                          5,600            347,032
                                                               ------------
                                                                  1,416,059
                                                               ------------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
  Sprint Nextel Corp.                             54,800            939,820
                                                               ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $158,911,825)                                180,869,294
                                                               ------------

FOREIGN COMMON STOCKS(d)--0.8%

INDUSTRIAL CONGLOMERATES--0.2%
  Tyco International Ltd. (United
    States)                                       21,700            607,383
                                                               ------------

                       PHOENIX STRATEGIC ALLOCATION SERIES
            (FORMERLY PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES)


                                                 SHARES            VALUE
                                                 -------       ------------

INDUSTRIAL MACHINERY--0.6%
  Ingersoll-Rand Co. Ltd. Class A
    (United States)                               54,900       $  2,085,102
                                                               ------------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $3,017,749)                                    2,692,485
                                                               ------------

TOTAL LONG TERM INVESTMENTS--98.5%
  (Identified Cost $292,555,563)                                314,461,959
                                                               ------------

SHORT-TERM INVESTMENTS--2.0%

MONEY MARKET MUTUAL FUNDS--1.3%
  State Street Navigator Prime Plus
    (5.32% seven day effective
    yield) (j)                                   4,039,467        4,039,467
                                                               ------------


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

COMMERCIAL PAPER(k)--0.7%
  Target Corp. 5.35%, 10/2/06                    $ 2,305       $  2,304,657
                                                               ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $6,344,124)                                    6,344,124
                                                               ------------

TOTAL INVESTMENTS--100.5%
  (Identified cost $298,899,687)                                320,806,083(a)
  Other assets and liabilities, net--(0.5)%                      (1,689,382)
                                                               ------------
NET ASSETS--100.0%                                             $319,116,701
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $27,872,239 and gross depreciation of $6,156,613 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $299,090,457.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $9,856,378 or 3.1% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Corporate bonds and common stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Illiquid and Restricted. At September 30, 2006, these securities amounted to a value of $2,093,046 or 0.66% of net assets. For acquisition information, please see Note 3 "Restricted and Illiquid Securities" in the Notes to Schedules of Investments.
(g) Non-income producing.
(h) All or a portion of security is on loan.
(i) All or a portion segregated as collateral for forward currency contracts.
(j) Represents security purchased with cash collateral received for securities on loan.
(k) The rate shown is the discount rate.

                           PHOENIX MONEY MARKET SERIES
                 (FORMERLY PHOENIX-GOODWIN MONEY MARKET SERIES)

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


FACE VALUE                                                                     INTEREST      MATURITY
   (000)                              DESCRIPTION                                RATE         DATE            VALUE
---------    --------------------------------------------------------------    --------      --------     ------------
FEDERAL AGENCY SECURITIES(b)--15.9%
$3,500       FNMA                                                                2.63        11/15/06     $  3,488,979
 2,000       FHLB (c)                                                            5.00        11/16/06        1,999,209
 2,700       FHLB                                                                3.13        11/24/06        2,691,397
 1,000       FHLB (c)                                                            4.00        11/28/06          997,704
 2,000       FFCB                                                                3.78         12/1/06        1,994,838
 3,000       FHLB                                                                3.50        12/29/06        2,991,118
 3,560       FNMA                                                                3.31         1/26/07        3,537,543
   920       FHLB                                                                3.60         2/23/07          913,603
   570       FHLB                                                                3.63         2/28/07          565,971
 1,000       FHLMC                                                               4.13         4/12/07          993,933
 3,000       FHLB (c)                                                            5.07         6/14/07        3,000,000
 3,500       FHLB (c)                                                            5.08         7/30/07        3,454,468
                                                                                                          ------------

TOTAL FEDERAL AGENCY SECURITIES                                                                             26,628,763
                                                                                                          ------------



FACE VALUE                                                                     INTEREST      RESET
   (000)                              DESCRIPTION                                RATE         DATE            VALUE
---------    --------------------------------------------------------------    --------      --------     ------------
FEDERAL AGENCY SECURITIES--VARIABLE(c)--1.2%
    90       SBA (Final Maturity 1/25/21)                                        5.75         10/1/06           90,224
   354       SBA (Final Maturity 10/25/22)                                       5.75         10/1/06          351,922
   539       SBA (Final Maturity 11/25/21)                                       5.88         10/1/06          538,750
   171       SBA (Final Maturity 2/25/23)                                        5.75         10/1/06          171,423
   201       SBA (Final Maturity 2/25/23)                                        5.75         10/1/06          201,276
   286       SBA (Final Maturity 3/25/24)                                        5.63         10/1/06          285,639
    65       SBA (Final Maturity 5/25/21)                                        5.75         10/1/06           64,384
   403       SBA (Final Maturity 9/25/23)                                        5.63         10/1/06          400,122
                                                                                                          ------------

TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                                                                    2,103,740
                                                                                                          ------------


FACE VALUE                                                                     INTEREST      MATURITY
   (000)                              DESCRIPTION                                RATE         DATE            VALUE
---------    --------------------------------------------------------------    --------      --------     ------------
VARIABLE MONEY MARKET CERTIFICATES(c)--2.0%
 3,400       Bank of America Corp. (Final Maturity 11/17/06)                     5.28        11/17/06        3,400,000
                                                                                                          ------------

TOTAL VARIABLE MONEY MARKET CERTIFICATES                                                                     3,400,000
                                                                                                          ------------

                           PHOENIX MONEY MARKET SERIES
                 (FORMERLY PHOENIX-GOODWIN MONEY MARKET SERIES)


FACE VALUE                                                                     INTEREST      MATURITY
   (000)                              DESCRIPTION                                RATE         DATE            VALUE
---------    --------------------------------------------------------------    --------      --------     ------------
COMMERCIAL PAPER(d)--73.5%
$3,265       ABN-AMRO NA Finance, Inc.                                           5.25         11/6/06     $  3,247,859
 3,230       ABN-AMRO NA Finance, Inc.                                           5.25        11/24/06        3,204,564
 1,900       ABN-AMRO NA Finance, Inc.                                           5.25        11/28/06        1,883,929
 3,000       Alpine Securitization Corp.                                         5.25        10/16/06        2,993,437
 3,900       Bank of America Corp.                                               5.35        10/27/06        3,884,931
 1,100       CAFCO LLC                                                           5.36         10/3/06        1,099,672
 1,700       CAFCO LLC                                                           5.26        10/27/06        1,693,542
 2,000       CAFCO LLC                                                           5.27         11/7/06        1,989,167
 2,255       Cargill, Inc.                                                       5.23         10/2/06        2,254,672
 1,845       Cargill, Inc.                                                       5.28         10/4/06        1,844,188
 2,475       Cargill, Inc.                                                       5.26         10/5/06        2,473,554
 3,720       Ciesco LLC                                                          5.27        10/12/06        3,714,010
 1,770       Ciesco LLC                                                          5.25        10/23/06        1,764,321
 1,942       CIT Group, Inc.                                                     5.09         11/1/06        1,933,488
 3,500       CIT Group, Inc.                                                     5.26        12/15/06        3,461,646
 2,590       Clipper Receivables Co. LLC                                         5.26         10/6/06        2,588,108
   610       Clipper Receivables Co. LLC                                         5.28         10/6/06          609,553
 2,555       Clipper Receivables Co. LLC                                         5.26        10/11/06        2,551,267
 3,935       Danske Corp.                                                        5.27         11/6/06        3,914,263
 1,100       Danske Corp.                                                        5.24         12/8/06        1,089,112
 3,400       Danske Corp.                                                        5.26         1/18/07        3,345,903
 4,052       Gemini Securitization LLC                                           5.27        10/20/06        4,040,730
 1,700       Gemini Securitization LLC                                           5.26         11/2/06        1,692,052
 1,141       Gemini Securitization LLC                                           5.27         11/9/06        1,134,492
 2,995       General Electric Capital Corp.                                      5.25        11/15/06        2,975,345
 2,500       General Electric Capital Corp.                                      5.26        11/20/06        2,481,736
 2,335       George Street Finance LLC                                           5.27         10/3/06        2,334,316
 2,500       George Street Finance LLC                                           5.27        10/16/06        2,494,510
 3,500       George Street Finance LLC                                           5.27        10/23/06        3,488,728
 2,500       Govco, Inc.                                                         5.32        10/10/06        2,496,675
 1,255       Govco, Inc.                                                         5.36        10/18/06        1,251,823
 2,500       Govco, Inc.                                                         5.36        10/25/06        2,491,067
 1,000       Govco, Inc.                                                         5.27         2/26/07          978,334
 3,000       Lockhart Funding LLC                                                5.28         10/5/06        2,998,240
 2,000       Lockhart Funding LLC                                                5.34        10/13/06        1,996,440
 3,300       Lockhart Funding LLC                                                5.28        10/26/06        3,287,900
 1,770       Old Line Funding Corp.                                              5.26         10/4/06        1,769,224
 2,590       Old Line Funding Corp.                                              5.26        10/12/06        2,585,837
 1,395       Old Line Funding Corp.                                              5.27        10/25/06        1,390,099
 2,600       Old Line Funding Corp.                                              5.26        10/26/06        2,590,503
 3,000       Preferred Receivables Funding Corp.                                 5.26        10/17/06        2,992,987
 2,700       Preferred Receivables Funding Corp.                                 5.25        10/24/06        2,690,944
 2,500       Preferred Receivables Funding Corp.                                 5.27        10/31/06        2,489,021
 1,405       Private Export Funding Corp.                                        5.25        10/17/06        1,401,722

                           PHOENIX MONEY MARKET SERIES
                 (FORMERLY PHOENIX-GOODWIN MONEY MARKET SERIES)


FACE VALUE                                                                     INTEREST      MATURITY
   (000)                              DESCRIPTION                                RATE         DATE            VALUE
---------    --------------------------------------------------------------    --------      --------     ------------
$  448       Private Export Funding Corp.                                        5.34        10/24/06     $    446,472
 3,000       Private Export Funding Corp.                                        5.21         1/25/07        2,949,637
 1,155       Ranger Funding Co. LLC                                              5.26         11/3/06        1,149,431
 3,000       Ranger Funding Co. LLC                                              5.25         11/7/06        2,983,812
 1,740       Sysco Corp.                                                         5.25        10/18/06        1,735,686
 3,860       UBS Finance Delaware LLC                                            5.26         10/5/06        3,857,746
 2,000       UBS Finance Delaware LLC                                            5.27        10/18/06        1,995,023
 1,760       UBS Finance Delaware LLC                                            5.24        11/10/06        1,749,753
   784       UBS Finance Delaware LLC                                            5.22        12/22/06          774,687
                                                                                                          ------------

TOTAL COMMERCIAL PAPER                                                                                     123,236,158
                                                                                                          ------------



FACE VALUE                                                                     INTEREST      MATURITY
   (000)                              DESCRIPTION                                RATE         DATE            VALUE
---------    --------------------------------------------------------------    --------      --------     ------------
MEDIUM TERM NOTES--7.3%
 3,000       National Australia Bank Ltd. 144A (Australia) (c) (e) (f)           5.30        10/10/06(g)     3,000,000
 3,000       Nordea Bank AB 144A (Sweden) (c) (e) (f)                            5.31        10/10/06(g)     3,000,000
 5,000       HSH Nordbank AG 144A (Germany) (c) (e) (f)                          5.36        10/23/06(g)     5,000,000
 1,250       Bank of America (MBNA) Corp. (b)                                    6.25         1/17/07        1,253,043
                                                                                                          ------------

TOTAL MEDIUM TERM NOTES                                                                                     12,253,043
                                                                                                          ------------


TOTAL INVESTMENTS--99.9%
    (Identified cost $167,621,704)                                                                         167,621,704(a)
    Other assets and liabilities, net--0.1%                                                                    102,197
                                                                                                          ------------
NET ASSETS--100.0%                                                                                        $167,723,901
                                                                                                          ============

(a) Federal Income Tax Information: At September 30, 2006, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.
(b) The interest rate shown is the coupon rate.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) The rate shown is the discount rate.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30,2006, these securities amounted to a value of $11,000,000 or 6.6% of net assets.
(f) The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(g) The maturity date shown is the reset date.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
           (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES)

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

U.S. GOVERNMENT SECURITIES--1.3%

U.S. TREASURY BONDS--1.3%
  U.S. Treasury Bond 4.50%, 2/15/36              $ 3,250       $  3,114,160
                                                               ------------

TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $3,039,119)                                    3,114,160
                                                               ------------

AGENCY MORTGAGE-BACKED SECURITIES--13.4%
FNMA 4.50%, 6/1/19                                 2,050          1,980,398
FNMA 5%, '20-'35                                  11,310         10,951,139
FNMA 5.50%, '34-'35                               11,190         11,075,851
FNMA 6%, 5/1/34                                      550            553,249
FNMA 6%, 8/1/34                                    1,156          1,164,360
FNMA 6%, 3/1/36                                    2,322          2,332,323
FNMA 6.50%, 8/1/36                                 2,483          2,528,654
GNMA 6.50%, '23-'32                                1,956          2,010,001
                                                               ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $32,807,793)                                  32,595,975
                                                               ------------

MUNICIPAL BONDS--2.4%

CALIFORNIA--1.1%
  Alameda Corridor Transportation
    Authority Taxable Series C
    6.50%, 10/1/19 (MBIA Insured)                    750            817,417
  Alameda Corridor Transportation
    Authority Taxable Series C
    6.60%, 10/1/29 (MBIA Insured)                  1,750          1,965,005
                                                               ------------
                                                                  2,782,422
                                                               ------------

FLORIDA--0.6%
  University of Miami Taxable
    Series A 7.65%, 4/1/20 (MBIA
    Insured)                                       1,310          1,338,466
                                                               ------------

ILLINOIS--0.6%
  Illinois Educational Facilities
    Authority - Loyola University
    Taxable Series C 7.12%, 7/1/11
    (AMBAC Insured)                                1,330          1,437,690
                                                               ------------

SOUTH DAKOTA--0.1%
  South Dakota State Educational
    Enhancement Funding Corp.
    Taxable Series A 6.72%, 6/1/25                   300            300,246
                                                               ------------

TOTAL MUNICIPAL BONDS
  (Identified cost $5,418,323)                                    5,858,824
                                                               ------------


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

ASSET-BACKED SECURITIES--1.1%
  Bear Stearns Structured Products,
    Inc. 05-20N B 144A 8.83%,
    10/25/45(b)(c)                               $ 1,250       $  1,182,227
  Bombardier Capital Mortgage
    Securitization Corp. 99-A, A3
    5.98%, 1/15/18                                 1,068          1,002,630
  MASTR Alternative Net Interest
    Margin 06-6, N1 144A 6.328%,
    9/26/46(b)(c)                                    486            480,649
                                                               ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $2,705,160)                                    2,665,506
                                                               ------------

DOMESTIC CORPORATE BONDS--31.0%

AEROSPACE & DEFENSE--0.6%
  DRS Technologies, Inc. 6.625%,
    2/1/16                                           500            493,750
  L-3 Communications Corp. 6.125%,
    1/15/14                                          550            536,250
  L-3 Communications Corp. Series B
    6.375%, 10/15/15                                 250            244,375
  Precision Castparts Corp. 5.60%,
    12/15/13                                         150            149,161
                                                               ------------
                                                                  1,423,536
                                                               ------------

AGRICULTURAL PRODUCTS--0.1%
  Bunge Ltd. Finance Corp. 4.375%,
    12/15/08                                         200            195,342
                                                               ------------

AIR FREIGHT & LOGISTICS--0.1%
  FedEx Corp. 2.65%, 4/1/07                          150            147,974
                                                               ------------

AIRLINES--2.4%
  American Airlines, Inc. 01-1
    6.977%, 11/23/22                               1,289          1,238,412
  Continental Airlines, Inc. 98-1 A
    6.648%, 3/15/19                                  933            949,453
  JetBlue Airways Corp. 04-2 C
    8.505%, 5/15/10(c)                               644            640,485
  United Airlines, Inc. 00-2
    7.032%, 4/1/12                                 2,381          2,408,875
  United Airlines, Inc. 01-1
    6.071%, 9/1/14                                   661            660,033
                                                               ------------
                                                                  5,897,258
                                                               ------------

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
           (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------
ALTERNATIVE CARRIERS--0.1%
  PanAmSat Corp. 144A 9%, 6/15/16(b)            $    300       $    310,500
                                                               ------------

APPAREL RETAIL--0.0%
  Gap, Inc. (The) 6.90%, 9/15/07                      50             50,495
                                                               ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
  Bank of New York Co., Inc. (The)
    3.625%, 1/15/09                                  180            174,056
  Franklin Resources, Inc. 3.70%,
    4/15/08                                          125            122,028
                                                               ------------
                                                                    296,084
                                                               ------------

AUTOMOBILE MANUFACTURERS--0.4%
  DaimlerChrysler NA Holding Corp.
    6.50%, 11/15/13                                  425            435,824
  Ford Motor Co. 7.45%, 7/16/31(h)                   625            485,938
                                                               ------------
                                                                    921,762
                                                               ------------

AUTOMOTIVE RETAIL--0.3%
  Hertz Corp. 144A 8.875%, 1/1/14(b)                 600            631,500
  Hertz Corp. 144A 10.50%, 1/1/16(b)                 150            165,750
                                                               ------------
                                                                    797,250
                                                               ------------

BROADCASTING & CABLE TV--1.3%
  Comcast Corp. 4.95%, 6/15/16                       525            489,514
  COX Communications, Inc. 5.45%,
    12/15/14                                         625            603,721
  DIRECTV Holdings LLC/DIRECTV
    Financing Co., Inc. 6.375%,
    6/15/15                                        1,500          1,417,500
  Insight Midwest LP/Insight
    Capital, Inc. 10.50%, 11/1/10                    500            520,000
  Univision Communications, Inc.
    3.50%, 10/15/07                                   75             72,951
  Univision Communications, Inc.
    3.875%, 10/15/08                                 175            166,311
                                                               ------------
                                                                  3,269,997
                                                               ------------

CASINOS & GAMING--1.0%
  GTECH Holdings Corp. 4.75%,
    10/15/10                                       1,250          1,255,439
  Harrah's Operating Co., Inc.
    5.625%, 6/1/15                                   425            395,043
  MGM MIRAGE 8.50%, 9/15/10                          550            587,813

                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------
  Pokagon Gaming Authority 144A
    10.375%, 6/15/14(b)                         $    125       $    133,906
                                                               ------------
                                                                  2,372,201
                                                               ------------

CATALOG RETAIL--0.4%
  IAC/InterActiveCorp 7%,
    1/15/13(g)(h)                                    875            897,650
                                                               ------------

COMMODITY CHEMICALS--0.1%
  Lyondell Chemical Co. 8.25%,
    9/15/16                                          185            188,700
                                                               ------------

COMMUNICATIONS EQUIPMENT--0.5%
  Corning, Inc. 6.20%, 3/15/16                     1,250          1,278,627
                                                               ------------

COMPUTER HARDWARE--0.1%
  International Business Machines
    Corp. 2.375%, 11/1/06                            225            224,502
                                                               ------------

CONSUMER FINANCE--2.5%
  Capital One Bank 5.75%, 9/15/10                    125            126,829
  Ford Motor Credit Co. 8.466%,
    11/2/07(c)(h)                                    225            227,051
  Ford Motor Credit Co. 8.625%,
    11/1/10                                          650            648,071
  Ford Motor Credit Co. 9.875%,
    8/10/11                                          375            388,425
  Ford Motor Credit Co. 9.957%,
    4/15/12(c)                                        95             99,038
  General Electric Capital Corp.
    6%, 6/15/12                                    1,870          1,942,926
  GMAC LLC 7.25%, 3/2/11                           1,250          1,258,317
  GMAC LLC 6.875%, 9/15/11                           793            789,614
  HSBC Finance Corp. 4.125%,
    11/16/09                                         275            266,691
  SLM Corp. 3.95%, 8/15/08                           250            244,364
  SLM Corp. 6.44%, 1/31/14(c)                         50             47,900
                                                               ------------
                                                                  6,039,226
                                                               ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
  Convergys Corp. 4.875%, 12/15/09                 1,000            978,513
  Fiserv, Inc. 3%, 6/27/08                           150            143,618
  Western Union Co. (The) 144A
    5.93%, 10/1/16(b)                                940            947,736
                                                               ------------
                                                                  2,069,867
                                                               ------------

DISTILLERS & VINTNERS--0.1%
  Constellation Brands, Inc. 7.25%,
    9/1/16                                           220            223,575
                                                               ------------

DIVERSIFIED BANKS--0.3%
  UOB Cayman Ltd. 144A (Singapore)
    5.796%, 12/29/49(b)(c)                           700            682,938
                                                               ------------

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
           (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

DIVERSIFIED CHEMICALS--0.8%
  Cabot Corp. 144A 5.25%, 9/1/13(b)              $   750       $    731,482
  Huntsman International LLC 144A
    8.375%, 1/1/15(b)(h)                           1,250          1,268,750
  Nalco Co. 7.75%, 11/15/11                           50             51,250
                                                               ------------
                                                                  2,051,482
                                                               ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.8%
  Adesa, Inc. 7.625%, 6/15/12                        500            495,000
  ARAMARK Services, Inc. 7%, 5/1/07                  145            145,547
  ARAMARK Services, Inc. 6.375%,
    2/15/08                                          110            110,380
  Cintas Corp. 6%, 6/1/12                             50             51,968
  Mobile Mini, Inc. 9.50%, 7/1/13                    975          1,048,125
                                                               ------------
                                                                  1,851,020
                                                               ------------

DIVERSIFIED METALS & MINING--1.0%
  Freeport-McMoRan Copper & Gold,
    Inc. (Indonesia) 6.875%, 2/1/14                1,250          1,240,625
  Glencore Funding LLC 144A 6%,
    4/15/14(b)                                     1,150          1,105,305
                                                               ------------
                                                                  2,345,930
                                                               ------------

ELECTRIC UTILITIES--2.0%
  Consumers Energy Co. Series J 6%,
    2/15/14                                        1,250          1,279,506
  Entergy Gulf States, Inc. 3.60%,
    6/1/08                                         1,000            969,428
  MSW Energy Holdings LLC/MSW
    Energy Finance Co., Inc. 8.50%,
    9/1/10                                         1,000          1,035,000
  PPL Capital Funding Trust I
    Series A 4.33%, 3/1/09                         1,250          1,216,476
  Public Service Co. of Colorado
    Series A 6.875%, 7/15/09                          25             25,959
  Southern California Edison Co.
    7.625%, 1/15/10                                  100            106,853
  Southern California Edison Co.
    5%, 1/15/14                                       50             48,796
  Southern California Edison Co.
    6%, 1/15/34                                      100            102,215
  Southern California Edison Co.
    5.75%, 4/1/35                                    125            123,515
                                                               ------------
                                                                  4,907,748
                                                               ------------


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

ELECTRONIC MANUFACTURING SERVICES--0.6%
  Jabil Circuit, Inc. 5.875%,
    7/15/10                                     $  1,500       $  1,513,519
                                                               ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
  Allied Waste North America, Inc.
    6.125%, 2/15/14                                  500            468,750
  Waste Management, Inc. 7.375%,
    8/1/10                                           430            460,892
                                                               ------------
                                                                    929,642
                                                               ------------

GAS UTILITIES--0.1%
  Panhandle Eastern Pipe Line Co.
    LP 4.80%, 8/15/08                                100             98,563
  Panhandle Eastern Pipe Line Co.
    LP Series B 2.75%, 3/15/07                        75             74,085
  Southwest Gas Corp. 7.625%,
    5/15/12                                          140            151,091
                                                               ------------
                                                                    323,739
                                                               ------------

HEALTH CARE FACILITIES--0.5%
  HCA, Inc. 5.25%, 11/6/08(h)                        290            287,100
  HealthSouth Corp. 144A 10.75%,
    6/15/16(b)                                       500            513,125
  Manor Care, Inc. 6.25%, 5/1/13                     370            373,592
                                                               ------------
                                                                  1,173,817
                                                               ------------

HEALTH CARE SERVICES--0.0%
  Fresenius Medical Care Capital
    Trust IV 7.875%, 6/15/11                          25             25,781
  Quest Diagnostics, Inc. 7.50%,
    7/12/11                                           35             38,006
                                                               ------------
                                                                     63,787
                                                               ------------

HOMEBUILDING--0.0%
  K. Hovnanian Enterprises, Inc.
    6.50%, 1/15/14                                    75             69,000
                                                               ------------

HOTELS, RESORTS & CRUISE LINES--0.5%
  Royal Caribbean Cruises Ltd.
    6.875%, 12/1/13                                1,250          1,245,804
                                                               ------------

HOUSEHOLD PRODUCTS--0.1%
  Procter & Gamble Co. (The) 4.75%,
    6/15/07                                          195            194,392
                                                               ------------

HYPERMARKETS & SUPER CENTERS--0.1%
  Wal-Mart Stores, Inc. 6.875%,
    8/10/09                                          250            261,807
                                                               ------------

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
           (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

INDUSTRIAL MACHINERY--0.1%
  Kennametal, Inc. 7.20%, 6/15/12                $   225       $    238,553
                                                               ------------

INTEGRATED OIL & GAS--0.1%
  ChevronTexaco Capital Co. 3.50%,
    9/17/07                                          260            255,961
  Occidental Petroleum Corp. 4.25%,
    3/15/10                                           80             77,789
                                                               ------------
                                                                    333,750
                                                               ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
  Citizens Communications Co.
    9.25%, 5/15/11                                   500            553,750
  Verizon Global Funding Corp.
    6.875%, 6/15/12                                1,000          1,068,227
  Windstream Corp. 144A 8.625%,
    8/1/16(b)                                        500            537,500
                                                               ------------
                                                                  2,159,477
                                                               ------------

INVESTMENT BANKING & BROKERAGE--0.3%
  Jefferies Group, Inc. 5.50%,
    3/15/16                                          225            219,742
  Merrill Lynch & Co., Inc. 6.05%,
    5/16/16                                          500            517,034
                                                               ------------
                                                                    736,776
                                                               ------------

LIFE & HEALTH INSURANCE--0.5%
  Americo Life, Inc. 144A 7.875%,
    5/1/13(b)                                        200            201,117
  New York Life Insurance Co. 144A
    5.875%, 5/15/33(b)                               100            102,236
  Protective Life Secured Trust
    5.65%, 5/10/10(c)                                750            718,650
  StanCorp Financial Group, Inc.
    6.875%, 10/1/12                                  225            240,230
                                                               ------------
                                                                  1,262,233
                                                               ------------

LIFE SCIENCES TOOLS & SERVICES--0.3%
  Fisher Scientific International,
    Inc. 6.75%, 8/15/14                              725            741,313
                                                               ------------

MANAGED HEALTH CARE--0.4%
  Coventry Health Care, Inc.
    8.125%, 2/15/12                                  500            522,500
  UnitedHealth Group, Inc. 5.20%,
    1/17/07                                          130            129,905
  UnitedHealth Group, Inc. 3.30%,
    1/30/08                                          220            213,777
  UnitedHealth Group, Inc. 4.875%,
    4/1/13                                           125            121,212
                                                               ------------
                                                                    987,394
                                                               ------------


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

METAL & GLASS CONTAINERS--0.3%
  Owens-Brockway Glass Container,
    Inc. 8.875%, 2/15/09                         $   123       $    126,998
  Owens-Brockway Glass Container,
    Inc. 7.75%, 5/15/11                               50             51,625
  Plastipak Holdings, Inc. 144A
    8.50%, 12/15/15(b)                               500            507,500
                                                               ------------
                                                                    686,123
                                                               ------------

MORTGAGE REIT'S--0.4%
  iStar Financial, Inc. 144A 5.95%,
    10/15/13(b)                                    1,000          1,005,053
  iStar Financial, Inc. Series B
    5.125%, 4/1/11                                    75             73,587
                                                               ------------
                                                                  1,078,640
                                                               ------------

MOTORCYCLE MANUFACTURERS--0.0%
  Harley-Davidson, Inc. 144A
    3.625%, 12/15/08(b)                              100             96,775
                                                               ------------

MOVIES & ENTERTAINMENT--0.4%
  Time Warner, Inc. 6.875%, 5/1/12                   275            290,782
  Viacom, Inc. 144A 6.25%,
    4/30/16(b)                                       625            619,517
                                                               ------------
                                                                    910,299
                                                               ------------

MULTI-LINE INSURANCE--0.2%
  Assurant, Inc. 6.75%, 2/15/34                       75             79,165
  Farmers Insurance Exchange 144A
    8.625%, 5/1/24(b)                                 75             88,856
  Liberty Mutual Group, Inc. 144A
    5.75%, 3/15/14(b)                                200            196,682
  Liberty Mutual Group, Inc. 144A
    7%, 3/15/34(b)                                   150            149,991
  Liberty Mutual Insurance Co. 144A
    8.50%, 5/15/25(b)                                 25             29,595
                                                               ------------
                                                                    544,289
                                                               ------------

MULTI-UTILITIES--0.5%
  AmerenEnergy Generating Co.
    Series F 7.95%, 6/1/32                            40             48,420
  CMS Energy Corp. 7.75%,
    8/1/10(h)                                        100            105,500
  CMS Energy Corp. 7.50%, 1/15/09(h)                 125            129,375
  Dominion Resources, Inc. Series D
    5.125%, 12/15/09                                 100             99,347

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
           (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

  MULTI-UTILITIES--(CONTINUED)
  MidAmerican Energy Holdings Co.
    3.50%, 5/15/08                               $   200       $    194,436
  Pacific Gas & Electric Co. 3.60%,
    3/1/09                                           500            482,124
  Xcel Energy, Inc. 3.40%, 7/1/08(h)                 140            135,354
                                                               ------------
                                                                  1,194,556
                                                               ------------

OFFICE REIT'S--0.3%
  Mack-Cali Realty LP 5.125%,
    2/15/14                                          700            675,804
                                                               ------------

OIL & GAS EQUIPMENT & SERVICES--0.2%
  Cooper Cameron Corp. 2.65%,
    4/15/07                                          100             98,496

  Hornbeck Offshore Services, Inc.
    Series B 6.125%, 12/1/14                         400            375,500
                                                               ------------
                                                                    473,996
                                                               ------------

OIL & GAS EXPLORATION & PRODUCTION--1.0%
  Anadarko Petroleum Corp. 3.25%,
    5/1/08                                           345            333,485
  Chesapeake Energy Corp. 6.875%,
    1/15/16                                        1,125          1,105,312
  Denbury Resources, Inc. 7.50%,
    4/1/13                                           400            402,000
  Swift Energy Co. 7.625%, 7/15/11                   500            504,375
                                                               ------------
                                                                  2,345,172
                                                               ------------

OIL & GAS REFINING & MARKETING--0.6%
  Kern River Funding Corp. 144A
    4.893%, 4/30/18(b)                                85             82,534
  Premcor Refining Group, Inc.
    (The) 9.25%, 2/1/10                              750            793,374
  Premcor Refining Group, Inc.
    (The) 6.125%, 5/1/11                             500            510,711
                                                               ------------
                                                                  1,386,619
                                                               ------------

OIL & GAS STORAGE & TRANSPORTATION--0.9%
  AmeriGas Partners LP 7.25%,
    5/20/15                                          500            500,625
  Kaneb Pipe Line Operating
    Partnership LP 5.875%, 6/1/13                    125            125,568
  Kinder Morgan Management LLC
    5.70%, 1/5/16                                    700            646,181
  ONEOK Partners LP 6.15%, 10/1/16                   490            494,618
  Williams Cos., Inc. (The) 7.125%,
    9/1/11                                           500            515,000
                                                               ------------
                                                                  2,281,992
                                                               ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0 1%
  Citigroup, Inc. 4.875%, 5/7/15                     175            168,459



                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------


OTHER DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  OneAmerica Financial Partners,
    Inc. 144A 7%, 10/15/33(b)                    $   175       $    181,510
                                                               ------------
                                                                    349,969
                                                               ------------

PACKAGED FOODS & MEATS--1.1%
  Dean Foods Co. 6.625%, 5/15/09                     500            504,375
  Dean Foods Co. 6.90%, 10/15/17                      50             49,000
  Kellogg Co. Series B 6.60%, 4/1/11                  75             78,913
  Pilgrim's Pride Corp. 9.25%,
    11/15/13                                       1,500          1,545,000
  Tyson Foods, Inc. 6.85%, 4/1/16                    400            411,861
                                                               ------------
                                                                  2,589,149
                                                               ------------

PAPER PACKAGING--0.1%
  Sealed Air Corp. 144A 5.375%,
    4/15/08(b)                                       250            249,640
                                                               ------------

PERSONAL PRODUCTS--0.1%
  Gillette Co. (The) 4.125%, 8/30/07                 125            123,272
                                                               ------------

PROPERTY & CASUALTY INSURANCE--0.4%
  Berkley (W.R.) Corp. 5.875%,
    2/15/13                                           75             75,045
  Berkshire Hathaway Finance Corp.
    4.625%, 10/15/13                                 100             96,291
  Fund American Cos., Inc. 5.875%,
    5/15/13                                          175            172,974
  Kingsway America, Inc. 7.50%,
    2/1/14                                           125            127,394
  Markel Corp. 6.80%, 2/15/13(h)                     175            180,592
  NYMAGIC, Inc. 6.50%, 3/15/14                       150            146,600
  Progressive Corp. (The) 6.25%,
    12/1/32(h)                                        75             78,779
                                                               ------------
                                                                    877,675
                                                               ------------

PUBLISHING & PRINTING--0.1%
  Dex Media East LLC/Dex Media East
    Finance Co. 9.875%, 11/15/09                      25             26,469
  Dex Media, Inc. 8%, 11/15/13                        50             49,875
  News America, Inc. 6.625%, 1/9/08                  250            253,998
                                                               ------------
                                                                    330,342
                                                               ------------

REGIONAL BANKS--0.1%
  Citizens Banking Corp. 5.75%,
    2/1/13                                            25             25,123
  Hudson United Bank 7%, 5/15/12                      80             85,922
  Zions Bancorp. 6%, 9/15/15                         125            127,393
                                                               ------------
                                                                    238,438
                                                               ------------

RETAIL REIT'S--0.3%
  Simon Property Group LP 5.875%,
    3/1/17                                           700            707,225
                                                               ------------

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
           (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

SOFT DRINKS--0.1%
  Coca-Cola Enterprises, Inc.
    7.125%, 8/1/17                               $   133       $    150,440
                                                               ------------

SPECIALIZED CONSUMER SERVICES--0.4%
  Stewart Enterprises, Inc. 6.25%,
    2/15/13                                        1,000            930,000
                                                               ------------

SPECIALIZED REIT'S--0.7%
  Health Care REIT, Inc. 5.875%,
    5/15/15(h)                                     1,775          1,754,834
                                                               ------------

SPECIALTY STORES--0.4%
  Office Depot, Inc. 6.25%, 8/15/13                1,000          1,022,467
                                                               ------------


THRIFTS & MORTGAGE FINANCE--0.0%
  Sovereign Capital Trust I 9%,
    4/1/27                                            35             36,850
                                                               ------------

TOBACCO--0.6%
  Reynolds American, Inc. 144A
    7.30%, 7/15/15(b)                                750            770,526
  Reynolds American, Inc.144A
    7.625%, 6/1/16(b)                                600            625,385
                                                               ------------
                                                                  1,395,911
                                                               ------------

TRADING COMPANIES & DISTRIBUTORS--0.2%
  United Rentals North America,
    Inc. 6.50%, 2/15/12                              525            509,250
                                                               ------------

WIRELESS TELECOMMUNICATION SERVICES--0.8%
  Nextel Communications, Inc.
    Series F 5.95%, 3/15/14                        2,000          1,956,144
                                                               ------------

TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $75,568,363)                                  75,574,538
                                                               ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--10.7%
  Adjustable Rate Mortgage Trust
    05-3, 2A1 4.701%, 7/25/35(c)                   1,540          1,532,097
  Bear Stearns Structured Products,
    Inc. 04-15, A2  P.O. 144A 0%,
    11/27/34(b)                                      729            682,396
  Bear Stearns Structured Products,
    Inc. 05-10 144A 7.902%,
    4/26/35(b)(c)                                    568            568,380
  Chase Mortgage Finance Corp.
    06-A1, 4A1 6.072%, 9/25/36(c)                  2,390          2,395,021
  Countrywide Home Loan Mortgage
    Pass-Through Trust 04-12, 12A1
    4.742%, 8/25/34(c)                             1,854          1,835,894


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

  Countrywide Home Loan Mortgage
    Pass-Through Trust 04-13, 1A1
    5.50%, 8/25/34                               $ 1,277       $  1,273,793
  DLJ Commercial Mortgage Corp.
    98-CF2, A1B 6.24%, 11/12/31                      365            370,752
  First Horizon Asset Securities,
    Inc. 04-AR4, 2A1 4.402%,
    8/25/34(c)                                     2,597          2,580,040
  First Horizon Asset Securities,
    Inc. 05-AR1, 2A1 5.019%,
    4/25/35(c)                                     1,322          1,320,922
  GMAC Commercial Mortgage
    Securities, Inc. 97-C2, A3
    6.566%, 4/15/29                                  213            215,192
  GS Mortgage Securities Corp. II
    99-C1, A2 6.11%, 11/18/30(c)                     482            488,328
  JPMorgan Mortgage Trust 05-S3,
    1A12 6%, 1/25/36                               1,127          1,115,836
  Lehman Brothers Commercial
    Conduit Mortgage Trust 99-C2,
    A2 7.325%, 10/15/32                            2,100          2,203,043
  Master Resecuritization Trust
    04-3 144A 5%, 3/28/34(b)                         608            555,822
  MASTR Alternative Loans Trust
    05-5, 3A1 5.75%, 8/25/35                       1,112          1,108,837
  MASTR Resecuritization Trust 05-1
    144A 5%, 10/28/34(b)                             753            710,442
  Morgan Stanley Capital I 98-WF2 C
    6.77%, 7/15/30                                 1,700          1,740,646
  Residential Accredit Loans, Inc.
    05-QA4, A5 5.459%, 4/25/35(c)                  1,658          1,652,239
  Structured Asset Securities Corp.
    03-32, 1A1 5.23%, 11/25/33(c)                    969            935,984
  Structured Asset Securities Corp.
    05-1, 6A1 6%, 2/25/35                          1,843          1,835,147
  Wells Fargo Mortgage Backed
    Securities Trust 05-5, 1A1 5%,
    5/25/20                                        1,069          1,042,587
                                                               ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $26,185,975)                                  26,163,398
                                                               ------------

FOREIGN GOVERNMENT SECURITIES--19.2%

ARGENTINA--0.9%
  Republic of Argentina PIK
    Interest Capitalization 8.28%,
    12/31/33(h)                                    1,557          1,502,980

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
           (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

ARGENTINA--(CONTINUED)
  Republic of Argentina Series GDP
    0%, 12/15/35(c)                              $ 7,151       $    714,389
                                                               ------------
                                                                  2,217,369
                                                               ------------

AUSTRALIA--1.0%
  Commonwealth of Australia Series
    1106 6.75%, 11/15/06                           3,140(j)       2,341,831
                                                               ------------

BRAZIL--3.9%
  Federative Republic of Brazil
    10.50%, 7/14/14                                1,370          1,724,830
  Federative Republic of Brazil
    7.875%, 3/7/15(h)                              2,650          2,911,025
  Federative Republic of Brazil
    12.50%, 1/5/16                                 4,834(k)       2,245,477
  Federative Republic of Brazil
    7.125%, 1/20/37(h)                               125            127,937
  Federative Republic of Brazil
    11%, 8/17/40                                   1,940          2,529,275
                                                               ------------
                                                                  9,538,544
                                                               ------------

BULGARIA--0.5%
  Republic of Bulgaria RegS 8.25%,
    1/15/15(e)                                     1,000          1,178,750
                                                               ------------

CANADA--0.7%
  Federation of Canada 4.25%, 9/1/09               1,845(l)       1,666,368
                                                               ------------

COLOMBIA--0.2%
  Republic of Colombia 10%, 1/23/12                  500            585,250
                                                               ------------

EL SALVADOR--0.2%
  Republic of El Salvador 144A
    7.625%, 9/21/34(b)                               400            437,000
                                                               ------------

GERMANY--0.9%
  Federal Republic of Germany 144A
    3.25%, 4/17/09(b)                              1,808(m)       2,274,576
                                                               ------------

GUATEMALA--0.3%
  Republic of Guatemala 144A
    8.125%, 10/6/34(b)                               675            769,500
                                                               ------------

                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

INDONESIA--0.5%
  Republic of Indonesia 144A 6.75%,
    3/10/14(b)                                   $ 1,100       $  1,124,750
                                                               ------------

MEXICO--0.8%
  United Mexican States 4.625%,
    10/8/08                                           50             49,325
  United Mexican States 6.75%,
    9/27/34                                          500            530,750
  United Mexican States Series MI10
    9.50%, 12/18/14                               15,405(n)       1,504,068
                                                               ------------
                                                                  2,084,143
                                                               ------------

NEW ZEALAND--0.5%
  Commonwealth of New Zealand
    Series 1106 8%, 11/15/06                       1,804(o)       1,178,709
                                                               ------------

PHILIPPINES--1.3%
  Republic of Philippines 8%,
    1/15/16(h)                                     1,000          1,102,500
  Republic of Philippines 10.625%,
    3/16/25                                        1,025          1,370,938
  Republic of Philippines 9.50%,
    2/2/30                                           500            617,500
                                                               ------------
                                                                  3,090,938
                                                               ------------

RUSSIA--1.5%
  Russian Federation 144A 5%,
    3/31/30(b)(c)                                  2,075          2,312,338
  Russian Federation RegS 5%,
    3/31/30(c)(e)                                  1,250          1,396,488
                                                               ------------
                                                                  3,708,826
                                                               ------------

SOUTH AFRICA--0.1%
  Republic of South Africa Series
    R153 13%, 8/31/10                              1,570(p)         230,236
                                                               ------------

THAILAND--0.5%
  Kingdom of Thailand Series R042
    4.80%, 4/9/10                                 47,350(q)       1,251,623
                                                               ------------

TURKEY--1.0%
  Republic of Turkey 10.50%, 1/13/08                 500            530,000
  Republic of Turkey 9%, 6/30/11                     500            548,750
  Republic of Turkey 11.50%, 1/23/12                 750            906,075
  Republic of Turkey 7.25%, 3/15/15                  350            353,500
                                                               ------------
                                                                  2,338,325
                                                               ------------

URUGUAY--0.8%
  Republic of Uruguay 8%, 11/18/22                 1,850          1,961,000
                                                               ------------

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
           (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

VENEZUELA--3.6%
  Republic of Venezuela 9.25%,
    9/15/27(h)                                   $ 3,700       $  4,539,900
  Republic of Venezuela RegS
    5.375%, 8/7/10(e)                              1,500          1,458,750
  Republic of Venezuela RegS 7%,
    12/1/18(e)                                     2,750          2,736,250
                                                               ------------
                                                                  8,734,900
                                                               ------------

TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $44,516,965)                                  46,712,638
                                                               ------------

FOREIGN CORPORATE BONDS(d)--8.8%

AUSTRALIA--0.3%
  Commonwealth Bank of Australia
    Series TCD 6.75%, 12/1/07                      1,000(j)         750,179
                                                               ------------

CANADA--0.9%
  Catalyst Paper Corp. 7.375%,
    3/1/14                                           715            661,375
  Rogers Cable, Inc.  7.875%, 5/1/12               1,000          1,067,500
  Rogers Wireless Communications,
    Inc. 6.375%, 3/1/14                              575            575,719
                                                               ------------
                                                                  2,304,594
                                                               ------------

CHILE--0.7%
  Empresa Nacional de Electricidad
    SA 8.35%, 8/1/13                                 500            560,995
  Enersis SA 7.375%, 1/15/14                       1,000          1,064,685
                                                               ------------
                                                                  1,625,680
                                                               ------------

GERMANY--0.5%
  Deutsche Telekom International
    Finance BV 8%, 6/15/10                         1,000          1,090,894
                                                               ------------

HONG KONG--0.1%
  Hutchison Whampoa International
    Ltd. 144A 5.45%, 11/24/10(b)                     150            150,269
                                                               ------------

JAPAN--0.5%
  Resona Bank Ltd. 144A 5.85%,
    9/29/49(b)(c)                                  1,250          1,222,051
                                                               ------------

KAZAKHSTAN--1.3%
  Kazkommerts International BV 144A
    7.875%, 4/7/14(b)                              1,000          1,020,000
  Kazkommerts International BV RegS
    10.125%, 5/8/07(e)                               250            255,750


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

KAZAKHSTAN--(CONTINUED)
  Tengizchevroil Finance Co. 144A
    6.124%, 11/15/14(b)                          $ 1,000       $    990,000
  TuranAlem Finance BV 144A 7.875%,
    6/2/10(b)                                      1,000          1,016,250
                                                               ------------
                                                                  3,282,000
                                                               ------------

MALAYSIA--0.5%
  Malaysia International Shipping
    Corp. Capital Ltd. 144A 6.125%,
    7/1/14(b)                                      1,250          1,295,959
                                                               ------------

MEXICO--0.5%
  America Movil S.A. de C.V. 5.50%,
    3/1/14                                         1,000            973,119
  Pemex Project Funding Master
    Trust 6.125%, 8/15/08                            200            201,200
                                                               ------------
                                                                  1,174,319
                                                               ------------

RUSSIA--1.3%
  Gazprom International SA 144A
    7.201%, 2/1/20(b)                              1,000          1,050,000
  Gazprom OAO  144A (Gazstream SA)
    5.625%, 7/22/13(b)                               974            968,181
  Gazprom OAO (Morgan Stanley Bank
    AG) 144A 9.625%, 3/1/13(b)                       750            889,688

  OJSC Vimpel Communications 144A
    8.375%, 10/22/11(b)                              250            262,500
                                                               ------------
                                                                  3,170,369
                                                               ------------

SINGAPORE--0.5%
  Chartered Semiconductor
    Manufacturing Ltd. 5.75%, 8/3/10               1,250          1,246,115
                                                               ------------

SOUTH KOREA--0.6%
  C&M Finance Ltd. 144A 8.10%,
    2/1/16(b)                                        500            490,946
  Woori Bank 144A 6.125%,
    5/3/16(b)(c)                                   1,000          1,019,966
                                                               ------------
                                                                  1,510,912
                                                               ------------

UNITED KINGDOM--0.6%
  British Sky Broadcasting Group
    plc 6.875%, 2/23/09                              650            671,629
  Hanson Australia Funding Ltd.
    5.25%, 3/15/13                                   125            120,541
  Ineos Group Holdings plc 144A
    8.50%, 2/15/16(b)                                500            478,750

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
           (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES)

                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

UNITED KINGDOM--(CONTINUED)
  SABMiller plc 144A 6.625%,
    8/15/33(b)(h)                                $    75       $     79,137
                                                               ------------
                                                                  1,350,057
                                                               ------------

UNITED STATES--0.5%
  Nova Chemicals Corp. 8.405%,
    11/15/13(c)                                    1,218          1,248,450
                                                               ------------

TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $21,334,360)                                  21,421,848
                                                               ------------

DOMESTIC CONVERTIBLE BONDS--0.2%

COMPUTER STORAGE & PERIPHERALS--0.0%
  Candescent Technologies Corp. Cv.
    144A 8%, 11/1/25(b)(f)(r)                         50                  0
                                                               ------------

PHARMACEUTICALS--0.2%
  Par Pharmaceutical Cos., Inc. Cv.
    2.875%, 9/30/10                                  625            582,031
                                                               ------------

TOTAL DOMESTIC CONVERTIBLE BONDS
  (Identified cost $564,680)                                        582,031
                                                               ------------

CREDIT LINKED NOTES--0.5%

OTHER FOREIGN GOVERNMENT--0.5%
  Republic of Indonesia (Citigroup)
    14%, 6/15/09                                     640            595,328
  Republic of Indonesia (Citigroup)
    14%, 6/15/09                                     675            670,545
                                                               ------------

TOTAL CREDIT LINKED NOTES
  (Identified cost $1,315,000)                                    1,265,873
                                                               ------------

LOAN AGREEMENTS(c)--10.2%

AIRPORT SERVICES--0.5%
  Worldspan LP Tranche 7.41%,
    2/11/10                                        1,135          1,136,038
                                                               ------------

APPAREL RETAIL--0.3%
  Hanesbrands, Inc. Tranche B
    7.65%, 9/5/13                                    295            296,475
  HBI Branded Apparel Ltd, Inc.
    Tranche 9.15%, 4/15/14                           325            332,313
                                                               ------------
                                                                    628,788
                                                               ------------

AUTO PARTS & EQUIPMENT--0.8%
  Mark IV Tranche 1 5.414%, 6/15/13                1,100          1,105,500
  Mark IV Tranche 2 5.414%, 6/15/13                  325            331,500


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------
AUTO PARTS & EQUIPMENT--(CONTINUED)
  Tenneco Automotive, Inc. Tranche
    B 8.13%, 12/12/10                            $   470       $    470,254
                                                               ------------
                                                                  1,907,254
                                                               ------------

AUTOMOTIVE RETAIL--0.3%
  Hertz Corp. Tranche 4.88%,
    12/21/12                                          83             83,854
  Hertz Corp. Tranche B 4.88%,
    12/21/12                                         569            572,556
                                                               ------------
                                                                    656,410
                                                               ------------

BROADCASTING & CABLE TV--0.4%
  Charter Communications Operating
    LLC Tranche 7.751%, 4/28/13                      992            998,007
                                                               ------------

CASINOS & GAMING--0.3%
  MGM MIRAGE Tranche A 6.63%,
    4/25/10                                          675            675,000
                                                               ------------

COMMODITY CHEMICALS--0.1%
  Lyondell Chemical Co. Tranche B
    5.372%, 9/15/13                                  190            190,475
                                                               ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
  Solar Capital Corp. Tranche
    7.16%, 2/11/13                                 1,991          2,005,531
                                                               ------------

DEPARTMENT STORES--0.7%
  Neiman-Marcus Group, Inc. (The)
    Tranche 7.16%, 4/6/13                          1,699          1,709,988
                                                               ------------

ELECTRIC UTILITIES--0.5%
  Astoria Generating Co. LP Tranche
    6.80%, 2/23/13                                   230            231,307
  Astoria Generating Co. LP Tranche
    6.80%, 2/23/13                                   976            980,804
                                                               ------------
                                                                  1,212,111
                                                               ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
  Allied Waste North America, Inc.
    Tranche 6.89%, 1/15/12                           540            537,975
  Allied Waste North America, Inc.
    Tranche A 7.507%, 1/15/12                        210            209,213
                                                               ------------
                                                                    747,188
                                                               ------------

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
           (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

HEALTH CARE FACILITIES--0.3%
  LifePoint Hospitals, Inc. Tranche
    B 6.505%, 4/15/12                            $   744       $    739,498
                                                               ------------

HEALTH CARE SERVICES--0.4%
  Fresenius Medical Care AG & Co.
    Tranche B 6.325%, 3/31/13                        998            990,019
                                                               ------------

HOTELS, RESORTS & CRUISE LINES--0.2%
  Hilton Hotels Corp. Tranche B
    6.374%, 2/22/13                                  628            628,250
                                                               ------------

HOUSEWARES & SPECIALTIES--0.3%
  Tupperware Brands Corp. Tranche B
    6.88%, 12/1/12                                   739            735,696
                                                               ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
  NRG Energy, Inc. Tranche B
    7.023%, 2/1/13                                 1,772          1,779,745
                                                               ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
  NTELOS, Inc. Tranche B1 7.52%,
    8/24/11                                          767            768,420
                                                               ------------

OIL & GAS EXPLORATION & PRODUCTION--0.6%
  Helix Energy Solutions Group,
    Inc. Tranche 5.162%, 7/1/13                    1,500          1,499,063
                                                               ------------

PAPER PRODUCTS--1.3%
  Georgia-Pacific Corp. Tranche A
    6.88%, 12/20/10                                  741            741,551
  Georgia-Pacific Corp. Tranche B
    6.749%, 12/20/12                               1,097          1,100,679
  Georgia-Pacific Corp. Tranche C
    7.749%, 12/23/13                                 275            277,922
  NewPage Corp. Tranche B 7.66%,
    5/2/11                                         1,164          1,172,086
                                                               ------------
                                                                  3,292,238
                                                               ------------

PHOTOGRAPHIC PRODUCTS--0.3%
  Eastman Kodak Co. Tranche B
    7.13%, 10/18/12                                  748            749,995
                                                               ------------

SPECIALTY CHEMICALS--0.1%
  Johnson Diversey, Inc. Tranche B
    7.38%, 12/16/11                                  212            213,364
                                                               ------------


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

TOBACCO--0.1%
  Reynolds American, Inc. Tranche
    7.113%, 5/31/12                              $   200       $    201,875
                                                               ------------

TRADING COMPANIES & DISTRIBUTORS--0.3%
  United Rentals, Inc. Tranche
    4.88%, 2/14/11                                   623            623,150
  United Rentals, Inc. Tranche B
    7.13%, 2/14/11                                   127            126,850
                                                               ------------
                                                                    750,000
                                                               ------------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
  Cricket Communications, Inc.
    Tranche B 5.162%, 6/16/13                        625            631,250
                                                               ------------

TOTAL LOAN AGREEMENTS
  (Identified cost $24,898,295)                                  24,846,203
                                                               ------------


                                                 SHARES           VALUE
                                                 -------       ------------

DOMESTIC PREFERRED STOCKS--0.1%

SPECIALIZED REIT'S--0.0%
  Saul Centers, Inc. Series A Pfd. 8%                425             10,821
                                                               ------------

THRIFTS & MORTGAGE FINANCE--0.1%
  Chevy Chase Bank FSB Series C
    Pfd. 8%                                        3,925            105,190
  Chevy Chase Preferred Capital
    Corp. Series A Pfd. 10.375%                    1,225             65,660
                                                               ------------
                                                                    170,850
                                                               ------------

TOTAL DOMESTIC PREFERRED STOCKS
  (Identified cost $178,955)                                        181,671
                                                               ------------

DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
  AT&T Latin America Corp. Class A (s)            64,050                641
                                                               ------------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $281,820)                                            641
                                                               ------------

TOTAL LONG TERM INVESTMENTS--98.9%
  (Identified Cost $238,814,808)                                240,983,306
                                                               ------------

SHORT-TERM INVESTMENTS--3.3%

MONEY MARKET MUTUAL FUNDS--3.2%
  State Street Navigator Prime Plus
    (5.28% seven day effective
    yield) (i)                                 8,069,255          8,069,255
                                                               ------------

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
           (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)           VALUE
                                                 -------       ------------

COMMERCIAL PAPER(t)--0.1%
  Target Corp. 5.35%, 10/2/06                    $   125       $    124,981
                                                               ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $8,194,236)                                    8,194,236
                                                               ------------

Total Investments--102.2%
  (Identified cost $247,009,044)                                249,177,542(a)
  Other assets and liabilities, net--(2.2)%                      (5,442,218)
                                                               ------------
NET ASSETS--100.0%                                             $243,735,324
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,082,027 and gross depreciation of $3,025,291 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $247,120,806.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $33,967,186 or 13.9% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2006, these securities amounted to a value of $0 or 0.0 % of net assets. For acquistion information see Note 3 in the Notes to Schedules of Investments.
(g) All or a portion segregated as collateral for delayed delivery security or forward currency contract.
(h) All or a portion of security is on loan.
(i) Represents security purchased with cash collateral received for securities on loan.
(j) Par value represents Australian Dollar.
(k) Par value represents Brazilian Real.
(l) Par value represents Canadian Dollar.
(m) Par value represents Euro.
(n) Par value represents Mexican Pesos.
(o) Par value represents New Zealand Dollar.
(p) Par value represents South African Rand.
(q) Par value represents Thailand Baht.
(r) Security in default.
(s) Non-income producing.
(t) The rate shown is the discount rate.

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
         (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES)

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

U.S. GOVERNMENT SECURITIES--2.1%

U.S. TREASURY NOTES--2.1%
  U.S. Treasury Note 4.875%, 5/31/11             $   175        $   177,010
  U.S. Treasury Note 5.125%, 6/30/11                 250            255,518
  U.S. Treasury Note 4.875%, 8/15/16                 550            560,398
                                                                -----------

TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $989,229)                                        992,926
                                                                -----------

AGENCY MORTGAGE-BACKED SECURITIES--13.7%
FHLB 5.625%, 8/14/08                                 170            170,198
FHLMC 4.65%, 10/10/13                                160            154,462
FHLMC 4.50%, 12/1/18                               1,096          1,058,723
FNMA 4%, 7/1/19                                      213            201,558
FNMA 5%, '20-'35                                   1,099          1,083,487
FNMA 5.50%, '34-'35                                2,835          2,807,151
FNMA 6%, 8/1/34                                      247            248,754
FNMA 6.50%, 8/1/36                                   745            758,596
                                                                -----------

TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $6,588,991)                                    6,482,929
                                                                -----------

MUNICIPAL BONDS--2.4%

CALIFORNIA--1.1%
  Sonoma County Pension Obligation
    Taxable Series A 2.43%, 12/1/06
    (FGIC Insured)                                   250            248,915
  Ventura County Pension Obligation
    Taxable 6.58%, 11/1/06 (FSA
    Insured)                                         250            250,240
                                                                -----------
                                                                    499,155
                                                                -----------

NEW YORK--0.6%
  New York State Dormitory
    Authority Higher Education
    Taxable Series B 3.35%, 12/15/09                 315            299,266
                                                                -----------

PENNSYLVANIA--0.7%
  Philadelphia School District
    Taxable Series C 4.29%, 7/1/10
    (FSA Insured)                                    350            339,965
                                                                -----------

TOTAL MUNICIPAL BONDS
  (Identified cost $1,165,883)                                    1,138,386
                                                                -----------

ASSET-BACKED SECURITIES--9.8%
  American General Mortgage Loan
    Trust 06-1, A2 144A 5.75%,
    12/25/35(b)(c)                                   275            273,432


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

  Bombardier Capital Mortgage
    Securitization Corp. 99-A, A3
    5.98%, 1/15/18                               $   126        $   118,259
  Capital One Auto Finance Trust
    05-BSS B 4.32%, 5/15/10                          350            344,981
  Carmax Auto Owner Trust 05-1 C
    4.82%, 10/15/11                                  200            197,553
  DaimlerChrysler Auto Trust 05-A B
    3.88%, 7/8/11                                    250            244,692
  GMAC Mortgage Corp. Loan Trust
    05-HE2, A3 4.622%, 11/25/35(c)                   200            197,759
  GMAC Mortgage Corp. Loan Trust
    06-HE2, A3 6.32%, 5/25/36                        350            355,031
  Great America Leasing Receivables
    05-1, A4 144A 4.97%, 8/20/10(b)                  230            227,879
  GS Auto Loan Trust 06-1, A2
    5.47%, 2/15/09                                   500            500,885
  JPMorgan Mortgage Acquisition
    Corp. 06-CW2, AF3 5.777%,
    8/25/36(c)                                       225            226,706
  MASTR Alternative Net Interest
    Margin 06-6, N1 144A 6.328%,
    9/26/46(b)(c)                                     87             85,745
  MMCA Automobile Trust 02-1 C
    6.20%, 1/15/10                                   197            196,680
  Onyx Acceptance Grantor Trust
    03-D, A4 3.20%, 3/15/10                          177            174,949
  Renaissance Home Equity Loan
    Trust 05-3, AF3 4.814%,
    11/25/35(c)                                      625            617,927
  Renaissance Home Equity Loan
    Trust 06-1, AF2 5.533%,
    5/25/36(c)                                       240            239,213
  Residential Funding Mortgage
    Securities I, Inc. 05-SA1, 2A
    4.883%, 3/25/35(c)                               210            210,539
  Structured Asset Securities Corp.
    05-7XS, 1A2B 5.27%, 4/25/35(c)                   300            299,226
  Wachovia Auto Owner Trust 04-B,
    A4 3.44%, 3/21/11                                150            145,959

TOTAL ASSET-BACKED SECURITIES
  (Identified cost $4,681,373)                                    4,657,415
                                                                -----------

DOMESTIC CORPORATE BONDS--17.2%

AIRLINES--3.6%
  American Airlines, Inc. 01-1
    6.977%, 5/23/21                                  455            437,087

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
         (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

AIRLINES--(CONTINUED)
  Continental Airlines, Inc. 98-1 A
    6.648%, 3/15/19                              $   183        $   185,934
  JetBlue Airways Corp. 04-2 C
    8.505%, 5/15/10(c)                               429            426,990
  United Airlines, Inc. 00-2
    7.032%, 4/1/12                                   223            225,832
  United Airlines, Inc. 01-1
    6.071%, 9/1/14                                   454            453,589
                                                                -----------
                                                                  1,729,432
                                                                -----------

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
  Nuveen Investments, Inc. 5%,
    9/15/10                                           95             93,203
                                                                -----------

AUTOMOBILE MANUFACTURERS--0.4%
  DaimlerChrysler NA Holding Corp.
    6.50%, 11/15/13                                  165            169,202
                                                                -----------

AUTOMOTIVE RETAIL--0.2%
  Hertz Corp. 144A 8.875%, 1/1/14(b)                 100            105,250
                                                                -----------

BROADCASTING & CABLE TV--1.2%
  Comcast Corp. 4.95%, 6/15/16                       175            163,171
  COX Communications, Inc. 4.625%,
    6/1/13                                           250            232,376
  Echostar DBS Corp. 8.76%,
    10/1/08(c)                                        80             81,000
  PanAmSat Corp. 6.375%, 1/15/08                      75             75,188
                                                                -----------
                                                                    551,735
                                                                -----------

CASINOS & GAMING--0.5%
  GTECH Holdings Corp. 4.75%,
    10/15/10                                         250            251,088
                                                                -----------

COMMODITY CHEMICALS--0.2%
  Lyondell Chemical Co. 8%, 9/15/14                  100            101,750
                                                                -----------

CONSUMER FINANCE--1.9%
  Ford Motor Credit Co. 8.466%,
    11/2/07(c)                                        50             50,456
  Ford Motor Credit Co. 9.875%,
    8/10/11                                           80             82,864
  Ford Motor Credit Co. 9.957%,
    4/15/12(c)                                       135            140,737
  General Electric Capital Corp.
    6.125%, 2/22/11                                  125            129,690
  GMAC LLC 6.539%, 9/23/08(c)                        185            183,923
  MBNA Corp. 4.625%, 9/15/08                         100             98,884
  SLM Corp. 5.97%, 2/1/10(c)                         250            238,980
                                                                -----------
                                                                    925,534
                                                                -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
  Convergys Corp. 4.875%, 12/15/09                   250            244,628
                                                                -----------


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
  International Lease Finance Corp.
    4.75%, 1/13/12                               $   125        $   121,452
                                                                -----------

ELECTRIC UTILITIES--0.8%
  Commonwealth Edison Co. Series 102
    4.74%, 8/15/10                                   100             97,995
  Consumers Energy Co. Series H
    4.80%, 2/17/09                                   100             98,575
  Entergy Gulf States, Inc. 3.60%,
    6/1/08                                           200            193,886
                                                                -----------
                                                                    390,456
                                                                -----------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
  Allied Waste North America Series B
    8.50%, 12/1/08                                   100            105,250
                                                                -----------

LIFE SCIENCES TOOLS & SERVICES--0.3%
  Fisher Scientific International, Inc.
    6.75%, 8/15/14                                   140            143,150
                                                                -----------

MORTGAGE REIT'S--0.4%
  iStar Financial, Inc. 144A 5.95%,
    10/15/13(b)                                      200            201,011
                                                                -----------

MOVIES & ENTERTAINMENT--0.2%
  Time Warner, Inc. 6.875%, 5/1/12                   100            105,739
                                                                -----------

MULTI-LINE INSURANCE--0.4%
  ASIF Global Financing XXIII 144A
    3.90%, 10/22/08(b)                               200            195,019
                                                                -----------

OFFICE SERVICES & SUPPLIES--0.2%
  Steelcase, Inc. 6.50%, 8/15/11                     100            101,649
                                                                -----------

OIL & GAS REFINING & MARKETING--0.5%
  Premcor Refining Group, Inc.
    (The) 6.125%, 5/1/11                             225            229,820
                                                                -----------

OIL & GAS STORAGE & TRANSPORTATION--0.6%
  Kinder Morgan Management LLC
    5.35%, 1/5/11(f)                                 225            218,829
  ONEOK Partners LP 5.90%, 4/1/12                     65             65,517
                                                                -----------
                                                                    284,346
                                                                -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--0 4%
  ERAC USA Finance Co. 144A 5.30%,
    11/15/08(b)                                       85             84,735

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
         (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
  MassMutual Global Funding II 144A
    3.50%, 3/15/10(b)                            $   100        $    95,256
                                                                -----------
                                                                    179,991
                                                                -----------

PACKAGED FOODS & MEATS--0.4%
  Dean Foods Co. 6.625%, 5/15/09                     100            100,875
  Pilgrim's Pride Corp. 9.25%,
    11/15/13                                         100            103,000
                                                                -----------
                                                                    203,875
                                                                -----------

PAPER PACKAGING--0.5%
  Packaging Corporation of America
    4.375%, 8/1/08                                   250            245,393
                                                                -----------

PAPER PRODUCTS--0.4%
  Bowater, Inc. 8.39%, 3/15/10(c)                    165            168,094
                                                                -----------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0 5%
  Colonial Realty LP 4.80%, 4/1/11                   250            240,328
                                                                -----------

RETAIL REIT'S--0.6%
  Heritage Property Investment
    Trust 4.50%, 10/15/09                            100             97,597
  Simon Property Group LP 4.60%,
    6/15/10                                          125            121,980
  Simon Property Group LP 5.60%,
    9/1/11                                            55             55,409
                                                                -----------
                                                                    274,986
                                                                -----------

SPECIALTY CHEMICALS--0.3%
  Lubrizol Corp. 4.625%, 10/1/09                     125            122,624
                                                                -----------

TOBACCO--0.8%
  Philip Morris Capital Corp.
    7.50%, 7/16/09                                   200            208,360
  Reynolds American, Inc. 144A
    7.25%, 6/1/13(b)                                 150            155,104
                                                                -----------
                                                                    363,464
                                                                -----------

TRADING COMPANIES & DISTRIBUTORS--0.2%
  United Rentals North America,
    Inc. 6.50%, 2/15/12                               85             82,450
                                                                -----------

WIRELESS TELECOMMUNICATION SERVICES--0.5%
  Nextel Communications, Inc.
    Series F 5.95%, 3/15/14                          250            244,518
                                                                -----------

TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $8,211,140)                                    8,175,437
                                                                -----------


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

NON-AGENCY MORTGAGE-BACKED SECURITIES--18.6%
  Asset Securitization Corp. 96-D3,
    A1C 7.40%, 10/13/26                          $    66        $    66,932
  Bear Stearns Asset Backed
    Securities Net Interest Margin
    04-HE1N, A2 144A 5.50%,
    2/25/34(b)                                       200            193,250
  Bear Stearns Asset Backed
    Securities Net Interest Margin
    04-HE5N, A3 5%, 7/25/34                            4              3,854
  Bear Stearns Commercial Mortgage
    Securities 04-ESA J 144A
    5.817%, 5/14/16(b)                               350            352,885
  Bear Stearns Structured Products,
    Inc. 04-15, A2  P.O. 144A 0%,
    11/27/34(b)                                      143            133,466
  Bear Stearns Structured Products,
    Inc. 04-6 P.O. 0%, 2/25/34                        44             42,375
  Bear Stearns Structured Products,
    Inc. 05-10 144A 7.902%,
    4/26/35(b)(c)                                    151            151,614
  Bear Stearns Structured Products,
    Inc. 05-20N A 144A 8.885%,
    10/25/45(b)(c)                                   166            167,217
  Centex Home Equity 05-A, AF4
    4.72%, 10/25/31(c)                               250            244,962
  Chase Mortgage Finance Corp.
    04-S1 M 5.098%, 2/25/19(c)                        87             84,953
  Chase Mortgage Finance Corp.
    04-S3, 3A1 6%, 3/25/34                           399            398,135
  Chase Mortgage Finance Corp.
    06-A1, 4A1 6.072%, 9/25/36(c)                    473            474,015
  Countrywide Home Loan Mortgage
    Pass-Through Trust 04-12, 12A1
    4.742%, 8/25/34(c)                               225            223,284
  Countrywide Home Loan Mortgage
    Pass-Through Trust 04-13, 1A1
    5.50%, 8/25/34                                   213            212,299
  Crown Castle Towers LLC 05-1A,
    AFX 144A 4.643%, 6/15/35(b)                      250            244,110
  CS First Boston Mortgage
    Securities Corp. 01-CK1, A2
    6.25%, 12/18/35                                  250            251,854
  CS First Boston Mortgage
    Securities Corp. 03-8, 3A24
    5.50%, 4/25/33                                   290            285,187
  CS First Boston Mortgage
    Securities Corp. 05-12, 6A1 6%,
    1/25/36                                          198            197,023
  CS First Boston Mortgage
    Securities Corp. 98-C1 B 6.59%,
    5/17/40                                          290            296,323

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
         (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

  First Horizon Asset Securities,
    Inc. 05-AR1, 2A1 5.019%,
    4/25/35(c)                                   $   294        $   293,538
  GMAC Mortgage Corp. Loan Trust
    05-AR2, 2A 4.871%, 5/25/35(c)                    391            387,535
  GMAC Mortgage Corp. Loan Trust
    06-HE3, A2 5.75%, 10/25/36(c)                    350            350,854
  Greenwich Structured ARM Products
    05-4A, N1 144A 8.398%,
    7/27/45(b)(c)                                    141            140,129
  GSAMP Trust 05-NC1N 144A 5%,
    2/25/35(b)                                        28             28,037
  Harborview Mortgage Loan Trust
    05-15, B8 7.08%, 10/20/45(c)                     200            197,582
  Harborview Mortgage Loan Trust
    05-9, B-10 7.075%, 6/20/35(c)                    150            147,967
  JPMorgan Mortgage Trust 06-A1, B1
    5.427%, 2/25/36(c)                               249            245,630
  MASTR Alternative Loans Trust
    05-5, 3A1 5.75%, 8/25/35                         210            209,671
  MASTR Alternative Net Interest
    Margin Trust 05-CW1A, N1 144A
    6.75%, 12/26/35(b)                                86             84,805
  MASTR Resecuritzation Trust
    05-4CI, N2 144A 8.328%,
    4/26/45(b)(c)                                    120            119,888
  Residential Accredit Loans, Inc.
    05-QA4, A5 5.459%, 4/25/35(c)                    276            274,815
  Residential Funding Mortgage
    Securities II, Inc. 05-HI2, A3
    4.46%, 5/25/35                                   250            246,484
  Residential Funding Mortgage
    Security I 06-S4, A2 6%, 4/25/36                 246            247,470
  Structured Asset Securities Corp.
    03-32, 1A1 5.23%, 11/25/33(c)                    180            174,027
  Wachovia Mortgage Loan Trust LLC
    06-A, B1 5.441%, 5/20/36(c)                      250            246,839
  Wells Fargo Mortgage Backed
    Securities Trust 04-EE, 2A3
    3.989%, 12/25/34(c)                              194            188,747
  Wells Fargo Mortgage Backed
    Securities Trust 04-R, 2A1
    4.349%, 9/25/34(c)                               336            328,051
  Wells Fargo Mortgage Backed
    Securities Trust 05-14, 2A1
    5.50%, 12/25/35                                  242            234,976
  Wells Fargo Mortgage Backed
    Securities Trust 05-5, 1A1 5%,
    5/25/20                                          207            201,924
  Wells Fargo Mortgage Backed
    Securities Trust 05-AR10, 2A16
    4.11%, 6/25/35(c)                                210            205,603


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

  Wells Fargo Mortgage Backed
    Securities Trust 05-AR16, 6A3
    4.999%, 10/25/35(c)                          $   254        $   251,418
                                                                -----------

TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $8,882,670)                                    8,829,728
                                                                -----------

FOREIGN GOVERNMENT SECURITIES--16.9%

ARGENTINA--0.3%
  Republic of Argentina PIK
    Interest Capitalization 8.28%,
    12/31/33                                         139            134,195
                                                                -----------

AUSTRALIA--1.0%
  Commonwealth of Australia Series
    1106 6.75%, 11/15/06                             622(g)         463,891
                                                                -----------

BRAZIL--2.7%
  Federative Republic of Brazil
    9.25%, 10/22/10                                  215            242,412
  Federative Republic of Brazil
    10.50%, 7/14/14                                  455            572,845
  Federative Republic of Brazil
    7.875%, 3/7/15                                   135            148,298
  Federative Republic of Brazil
    12.50%, 1/5/16                                   687(h)         319,123
                                                                -----------
                                                                  1,282,678
                                                                -----------

CANADA--0.7%
  Commonwealth of Canada 3.75%,
    6/1/08                                           370(i)         329,926
                                                                -----------

CHILE--0.5%
  Republic of Chile 5.90%,
    1/28/08(c)                                       250            250,500
                                                                -----------

COLOMBIA--0.5%
  Republic of Colombia 10%, 1/23/12                  125            146,313
  Republic of Columbia 7.216%,
    11/16/15(c)                                      100            102,725
                                                                -----------
                                                                    249,038
                                                                -----------

GERMANY--1.1%
  Federal Republic of Germany 144A
    3.25%, 4/17/09(b)                                411(j)         517,063
                                                                -----------

INDONESIA--0.2%
  Republic of Indonesia 144A 6.75%,
    3/10/14(b)                                       100            102,250
                                                                -----------

MEXICO--1.8%
  United Mexican States 4.625%,
    10/8/08                                          200            197,300

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
         (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

MEXICO--(CONTINUED)
  United Mexican States 6.20%,
    1/13/09(c)                                   $   250        $   252,625
  United Mexican States 6.625%,
    3/3/15                                           100            106,250
  United Mexican States Series MI10
    9.50%, 12/18/14                                3,103(k)         302,913
                                                                -----------
                                                                    859,088
                                                                -----------

NEW ZEALAND--0.5%
  Commonwealth of New Zealand
    Series 1106 8%, 11/15/06                         333(l)         217,578
                                                                -----------

PHILIPPINES--1.5%
  Republic of Philippines 8.375%,
    3/12/09                                          200            212,250
  Republic of Philippines 8.375%,
    2/15/11                                          285            309,225
  Republic of Philippines 9%,
    2/15/13                                          150            169,313
                                                                -----------
                                                                    690,788
                                                                -----------

RUSSIA--1.3%
  Russian Federation RegS 8.25%,
    3/31/10(e)                                       476            499,384
  Russian Federation RegS 5%,
    3/31/30(c)(e)                                    115            128,477
                                                                -----------
                                                                    627,861
                                                                -----------

SOUTH AFRICA--0.1%
  Republic of South Africa Series
    R153 13%, 8/31/10                                295(m)          43,261
                                                                -----------

THAILAND--0.5%
  Kingdom of Thailand Series R042
    4.80%, 4/9/10                                  9,850(n)         260,369
                                                                -----------

TURKEY--1.6%
  Republic of Turkey 10.50%, 1/13/08                 350            371,000
  Republic of Turkey 11.75%, 6/15/10                 225            263,813
  Republic of Turkey 9%, 6/30/11                     100            109,750
                                                                -----------
                                                                    744,563
                                                                -----------

UKRAINE--0.1%
  Republic of Ukraine RegS 11%,
    3/15/07(e)                                        28             28,666
                                                                -----------

VENEZUELA--2.5%
  Republic of Venezuela RegS
    5.375%, 8/7/10(e)                              1,225          1,191,312
                                                                -----------

TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $7,839,936)                                    7,993,027
                                                                -----------


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

FOREIGN CORPORATE BONDS(d)--7.6%

BERMUDA--0.1%
  Intelsat Bermuda Ltd. 10.484%,
    1/15/12(c)                                   $    40        $    40,750
                                                                -----------

BRAZIL--0.4%
  Banco do Brasil Cayman 144A
    8.50%, 9/20/14(b)                                150            166,875
                                                                -----------

CANADA--0.2%
  Thomson Corp. (The) 4.25%, 8/15/09                 100             97,065
                                                                -----------

CHILE--0.3%
  Empresa Nacional de Electricidad
    SA 7.75%, 7/15/08                                120            124,198
                                                                -----------

GERMANY--0.5%
  Deutsche Bank AG NY Series GS
    4.66%, 3/22/12(c)                                250            237,850
                                                                -----------

HONG KONG--0.5%
  Hutchison Whampoa International
    Ltd. 144A 5.45%, 11/24/10(b)                     250            250,449
                                                                -----------

INDIA--0.9%
  ICICI Bank Ltd. 144A 5.75%,
    11/16/10(b)                                      175            174,550
  Vedanta Resources plc 144A
    6.625%, 2/22/10(b)                               250            243,655
                                                                -----------
                                                                    418,205
                                                                -----------

KAZAKHSTAN--0.5%
  Kazkommerts International BV 144A
    10.125%, 5/8/07(b)                               250            256,250
                                                                -----------

MALAYSIA--0.4%
  Malaysia International Shipping
    Corp. Capital Ltd. 144A 5%,
    7/1/09(b)                                        200            198,788
                                                                -----------

MEXICO--0.7%
  America Movil S.A. de C.V.
    6.115%, 4/27/07(c)                               250            250,000
  America Movil S.A. de C.V.
    4.125%, 3/1/09                                   100             97,001
                                                                -----------
                                                                    347,001
                                                                -----------

POLAND--0.5%
  Telekomunikacja Polska SA Finance
    BV 144A 7.75%, 12/10/08(b)                       225            235,329
                                                                -----------

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
         (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES)


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

QATAR--0.3%
  Ras Laffan Liquefied Natural Gas
    Co., Ltd. 144A 3.437%,
    9/15/09(b)                                   $   143        $   138,020
                                                                -----------

RUSSIA--0.7%
  Gazprom OAO 144A (Gazstream SA)
    5.625%, 7/22/13(b)                               225            223,778
  Gazprom RegS (Morgan Stanley AG)
    9.625%, 3/1/13(e)                                 80             94,536
                                                                -----------
                                                                    318,314
                                                                -----------

SINGAPORE--0.3%
  Chartered Semiconductor
    Manufacturing Ltd. 5.75%, 8/3/10                 150            149,534
                                                                -----------

SOUTH KOREA--0.2%
  Export-Import Bank of Korea
    4.50%, 8/12/09                                   120            117,421
                                                                -----------

UKRAINE--0.2%
  Naftogaz Ukrainy 8.125%, 9/30/09                   100             96,717
                                                                -----------

UNITED STATES--0.9%
  Amvescap plc 4.50%, 12/15/09                       250            243,736
  Nova Chemicals Corp. 8.405%,
    11/15/13(c)                                      170            174,250
                                                                -----------
                                                                    417,986
                                                                -----------

TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $3,646,443)                                    3,610,752
                                                                -----------

DOMESTIC CONVERTIBLE BONDS--0.2%

PHARMACEUTICALS--0.2%
  Par Pharmaceutical Cos., Inc. Cv
    2.875%, 9/30/10                                   85             79,156
                                                                -----------

TOTAL DOMESTIC CONVERTIBLE BONDS
  (Identified cost $71,021)                                          79,156
                                                                -----------

CREDIT LINKED NOTES--0.5%

OTHER FOREIGN GOVERNMENT--0.5%
  Republic of Indonesia 14%, 6/15/09                 120            111,624
  Republic of Indonesia (Citigroup)
    14%, 6/15/09                                     125            124,175
                                                                -----------

TOTAL CREDIT LINKED NOTES
  (Identified cost $245,000)                                        235,799
                                                                -----------


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

LOAN AGREEMENTS(c)--9.4%

AIRPORT SERVICES--0.3%
  Worldspan LP Tranche 7.30%,
    2/11/10                                      $   165        $   165,063
                                                                -----------

APPAREL RETAIL--0.3%
  Hanesbrands, Inc. Tranche B
    7.40%, 9/5/13                                     58             58,290
  HBI Branded Apparel Ltd, Inc.
    Tranche 5.40%, 4/15/14                            65             66,462
                                                                -----------
                                                                    124,752
                                                                -----------

AUTO PARTS & EQUIPMENT--0.3%
  Tenneco Automotive, Inc. Tranche
    B 8.13%, 12/12/10                                167            167,202
                                                                -----------

BROADCASTING & CABLE TV--1.2%
  Charter Communications Operating
    LLC  Tranche 7.751%, 4/28/13                     248            249,502
  DIRECTV Holdings LLC Tranche B
    4.801%, 4/13/13                                   67             66,667
  Mediacom LLC Tranche C 6.649%,
    1/31/15                                          250            248,906
                                                                -----------
                                                                    565,075
                                                                -----------

CASINOS & GAMING--0.5%
  MGM MIRAGE Tranche A 6.63%,
    4/25/10                                          240            240,000
                                                                -----------

COMMODITY CHEMICALS--0.1%
  Lyondell Chemical Co. Tranche B
    7.122%, 9/15/13                                   25             25,062
                                                                -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
  Solar Capital Corp. Tranche
    6.20%, 2/11/13                                   147            148,093
                                                                -----------

DEPARTMENT STORES--0.3%
  Neiman-Marcus Group, Inc. (The)
    Tranche 6.706%, 4/6/13                           166            167,178
                                                                -----------

DIVERSIFIED CHEMICALS--0.1%
  Huntsman Corp. Tranche B 6.679%,
    8/16/12                                           24             23,806
                                                                -----------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
  Allied Waste North America, Inc.
    Tranche 6.39%, 1/15/12                            86             85,813

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
         (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES)

                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

ENVIRONMENTAL & FACILITIES SERVICES--(CONTINUED)
  Allied Waste North America, Inc.
    Tranche A 6.39%, 1/15/12                     $    33        $    33,274
  Duratek, Inc. Tranche B 5.31%,
    6/30/16                                           14             13,704
  EnergySolutions Tranche B 5.31%,
    6/7/13                                            30             30,262
  EnviroCare Tranche C 5.31%,
    6/30/16                                            1              1,427
                                                                -----------
                                                                    164,480
                                                                -----------

FERTILIZERS & AGRICULTURAL CHEMICALS--0 3%
  Mosaic Global Holdings, Inc.
    Tranche B 4.801%, 2/21/12                        124            123,830
                                                                -----------

HEALTH CARE FACILITIES--0.3%
  LifePoint Hospitals, Inc. Tranche
    B 4.926%, 4/15/12                                158            157,243
                                                                -----------

HEALTH CARE SERVICES--0.7%
  Davita, Inc. Tranche B 5.73%,
    10/5/12                                          165            166,012
  Fresenius Medical Care AG & Co.
    Tranche B 6.325%, 3/31/13                        150            148,875
                                                                -----------
                                                                    314,887
                                                                -----------

HOTELS, RESORTS & CRUISE LINES--0.2%
  Hilton Hotels Corp. Tranche B
    6.374%, 2/22/13                                   90             90,000
                                                                -----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.0%
  Mirant North America LLC Tranche
    B 6.55%, 1/3/13                                   50             49,750
  NRG Energy, Inc. Tranche B 2.25%,
    2/1/13                                           405            407,204
                                                                -----------
                                                                    456,954
                                                                -----------

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
  NTELOS, Inc. Tranche B 5.801%,
    8/24/11                                          223            223,023
  NTELOS, Inc. Tranche B1 7.52%,
    8/24/11                                           50             50,062
                                                                -----------
                                                                    273,085
                                                                -----------

OIL & GAS EXPLORATION & PRODUCTION--0.5%
  Helix Energy Solutions Group,
    Inc. Tranche 5.162%, 7/1/13                      250            249,844
                                                                -----------


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

PAPER PRODUCTS--0.9%
  Georgia-Pacific Corp. Tranche B
    6.749%, 12/20/12                             $   200        $   200,124
  Georgia-Pacific Corp. Tranche C
    7.749%, 12/23/13                                  45             45,478
  NewPage Corp. Tranche B 6.301%,
    5/2/11                                           175            175,816
                                                                -----------
                                                                    421,418
                                                                -----------

PHOTOGRAPHIC PRODUCTS--0.4%
  Eastman Kodak Co. Tranche B
    6.424%, 10/18/12                                 216            216,176
                                                                -----------

PUBLISHING & PRINTING--0.2%
  Yell Group plc 0%, 8/30/13                          75             75,281
                                                                -----------

RESTAURANTS--0.2%
  Burger King Corp. Tranche B1
    6.27%, 6/30/12                                    83             82,984
                                                                -----------

SPECIALTY CHEMICALS--0.1%
  Johnson Diversey, Inc. Tranche B
    12%, 12/16/11                                     28             27,731
                                                                -----------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
  Cricket Communications, Inc.
    Tranche B 5.22%, 6/16/13                         113            113,625
  Crown Castle Operating Co.
    Tranche 5.271%, 6/1/14                            55             55,206
                                                                -----------
                                                                    168,831
                                                                -----------

TOTAL LOAN AGREEMENTS
  (Identified cost $4,459,638)                                    4,448,975
                                                                -----------

TOTAL LONG TERM INVESTMENTS--98.4%
  (Identified Cost $46,781,324)                                  46,644,530
                                                                -----------

SHORT-TERM INVESTMENTS--2.1%

COMMERCIAL PAPER(o)--2.1%
  Target Corp. 5.35%, 10/2/06                    $ 1,000        $   999,852
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $999,851)                                        999,852
                                                                -----------

Total Investments--100.5%
  (Identified cost $47,781,175)                                  47,644,382(a)
  Other assets and liabilities, net--(0.5)%                        (244,699)
                                                                -----------
NET ASSETS--100.0%                                              $47,399,683
                                                                ===========

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
         (FORMERLY PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES)

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $347,910 and gross depreciation of $497,680 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $47,794,152.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $5,545,839 or 11.7% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A corporate bonds is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) All or a portion segregated as collateral for forward currency contracts.
(g) Par value represents Australian Dollar.
(h) Par value represents Brazilian Real.
(i) Par value represents Canadian Dollar.
(j) Par value represents Euro.
(k) Par value represents Mexican Peso.
(l) Par value represents New Zealand Dollar.
(m) Par value represents South African Rand.
(n) Par value represents Thailand Baht.
(o) The rate shown is the discount rate.

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                                 -------        -----------

DOMESTIC COMMON STOCKS--98.5%

AIR FREIGHT & LOGISTICS--1.7%
  United Parcel Service, Inc. Class B              2,800        $   201,432
                                                                -----------

ASSET MANAGEMENT & CUSTODY BANKS--1.5%
  State Street Corp.                               2,900            180,960
                                                                -----------

COMMUNICATIONS EQUIPMENT--1.7%
  QUALCOMM, Inc.                                   5,700            207,195
                                                                -----------

COMPUTER HARDWARE--4.4%
  Diebold, Inc.                                    5,000            217,650
  International Business Machines
    Corp.                                          3,800            311,372
                                                                -----------
                                                                    529,022
                                                                -----------

DATA PROCESSING & OUTSOURCED SERVICES--2.0%
  Automatic Data Processing, Inc.                  5,000            236,700
                                                                -----------

DEPARTMENT STORES--1.7%
  Nordstrom, Inc.                                  4,700            198,810
                                                                -----------

DIVERSIFIED BANKS--4.6%
  U.S. Bancorp                                     6,000            199,320
  Wells Fargo & Co.                                9,600            347,328
                                                                -----------
                                                                    546,648
                                                                -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.9%
  Cintas Corp.                                     5,500            224,565
                                                                -----------

ELECTRIC UTILITIES--1.5%
  Southern Co. (The)                               5,300            182,638
                                                                -----------

FOOTWEAR--2.0%
  Nike, Inc. Class B                               2,800            245,336
                                                                -----------

HEALTH CARE EQUIPMENT--3.2%
  Biomet, Inc.                                     5,300            170,607
  Medtronic, Inc.                                  4,700            218,268
                                                                -----------
                                                                    388,875
                                                                -----------

HOUSEHOLD PRODUCTS--2.0%
  Procter & Gamble Co. (The)                       3,900            241,722
                                                                -----------

HYPERMARKETS & SUPER CENTERS--4.7%
  Costco Wholesale Corp.                           4,000            198,720
  Wal-Mart Stores, Inc.                            7,500            369,900
                                                                -----------
                                                                    568,620
                                                                -----------

INDUSTRIAL CONGLOMERATES--6.1%
  3M Co.                                           3,100            230,702


                                                 SHARES            VALUE
                                                 -------        -----------

INDUSTRIAL CONGLOMERATES--(CONTINUED)
  General Electric Co.                            14,200        $   501,260
                                                                -----------
                                                                    731,962
                                                                -----------

INDUSTRIAL MACHINERY--1.4%
  Illinois Tool Works, Inc.                        3,700            166,130
                                                                -----------

INTEGRATED OIL & GAS--10.0%
  Chevron Corp.                                    4,400            285,384
  ConocoPhillips                                   6,100            363,133
  Exxon Mobil Corp.                                8,200            550,220
                                                                -----------
                                                                  1,198,737
                                                                -----------

INTEGRATED TELECOMMUNICATION SERVICES--3.3%
  AT&T, Inc.                                      12,000            390,720
                                                                -----------

INVESTMENT BANKING & BROKERAGE--3.0%
  Morgan Stanley                                   5,000            364,550
                                                                -----------

LIFE & HEALTH INSURANCE--3.5%
  AFLAC, Inc.                                      4,600            210,496
  MetLife, Inc.                                    3,700            209,716
                                                                -----------
                                                                    420,212
                                                                -----------

MANAGED HEALTH CARE--1.5%
  UnitedHealth Group, Inc.                         3,600            177,120
                                                                -----------

MOVIES & ENTERTAINMENT--1.4%
  Walt Disney Co. (The)                            5,500            170,005
                                                                -----------

MULTI-LINE INSURANCE--1.7%
  American International Group,
    Inc                                            3,000            198,780
                                                                -----------

OIL & GAS EXPLORATION & PRODUCTION--0.9%
  Apache Corp.                                     1,800            113,760
                                                                -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--4 4%
  Bank of America Corp.                            6,500            348,205
  Citigroup, Inc.                                  3,600            178,812
                                                                -----------
                                                                    527,017
                                                                -----------

PERSONAL PRODUCTS--1.6%
  Avon Products, Inc.                              6,200            190,092
                                                                -----------

PHARMACEUTICALS--7.6%
  Abbott Laboratories                              4,000            194,240
  Johnson & Johnson                                8,000            519,520
  Wyeth                                            4,000            203,360
                                                                -----------
                                                                    917,120
                                                                -----------

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES


                                                 SHARES            VALUE
                                                 -------        -----------

PUBLISHING & PRINTING--1.9%
  Gannett Co., Inc.                                4,000        $   227,320
                                                                -----------

REGIONAL BANKS--1.6%
  Synovus Financial Corp.                          6,500            190,905
                                                                -----------

SEMICONDUCTORS--3.9%
  Intel Corp.                                      9,500            195,415
  Linear Technology Corp.                          8,700            270,744
                                                                -----------
                                                                    466,159
                                                                -----------

SOFT DRINKS--5.0%
  Coca-Cola Co. (The)                              7,000            312,760
  PepsiCo, Inc.                                    4,400            287,144
                                                                -----------
                                                                    599,904
                                                                -----------

SPECIALTY CHEMICALS--2.8%
  Sigma-Aldrich Corp.                              4,400            332,948
                                                                -----------

SYSTEMS SOFTWARE--2.0%
  Microsoft Corp.                                  9,000            245,970
                                                                -----------

THRIFTS & MORTGAGE FINANCE--2.0%
  Countrywide Financial Corp.                      6,800            238,272
                                                                -----------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $10,377,530)                                  11,820,206
                                                                -----------

TOTAL LONG TERM INVESTMENTS--98.5%
  (Identified Cost $10,377,530)                                  11,820,206
                                                                -----------


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

SHORT-TERM INVESTMENTS--1.6%

COMMERCIAL PAPER(b)--1.6%
  UBS Americas 5.34%, 10/2/06                    $   192        $   191,972
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $191,972)                                        191,972
                                                                -----------

TOTAL INVESTMENTS--100.1%
  (Identified cost $10,569,502)                                  12,012,178(a)
  Other assets and liabilities, net--(0.1)%                         (11,754)
                                                                -----------
NET ASSETS--100.0%                                              $12,000,424
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,698,556 and gross depreciation of $270,432 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $10,584,054.
(b) The rate shown is the discount rate.

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                                 -------        -----------

DOMESTIC COMMON STOCKS--97.1%

APPAREL, ACCESSORIES & LUXURY GOODS--3.8%
  Cherokee, Inc.                                  22,550        $   825,556
                                                                -----------

APPLICATION SOFTWARE--3.4%
  Reynolds & Reynolds Co. (The)
    Class A                                       18,825            743,776
                                                                -----------

ASSET MANAGEMENT & CUSTODY BANKS--9.4%
  American Capital Strategies Ltd.                26,650          1,051,875
  MCG Capital Corp.                               62,681          1,023,581
                                                                -----------
                                                                  2,075,456
                                                                -----------

COMMUNICATIONS EQUIPMENT--4.6%
  Inter-Tel, Inc.                                 46,740          1,009,584
                                                                -----------

DATA PROCESSING & OUTSOURCED SERVICES--4.3%
  Syntel, Inc.                                    42,000            951,300
                                                                -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.8%
  McGrath RentCorp                                33,000            844,800
                                                                -----------

ENVIRONMENTAL & FACILITIES SERVICES--4.7%
  ABM Industries, Inc.                            55,585          1,042,775
                                                                -----------

HEALTH CARE EQUIPMENT--2.3%
  Young Innovations, Inc.                         13,920            500,563
                                                                -----------

HEALTH CARE SERVICES--3.2%
  Landauer, Inc.                                  13,670            693,753
                                                                -----------

HOME FURNISHINGS--4.9%
  Tempur-Pedic International, Inc.
    (b)                                           62,300          1,069,691
                                                                -----------

INDUSTRIAL MACHINERY--8.8%
  CLARCOR, Inc.                                   33,570          1,023,550
  Lincoln Electric Holdings, Inc.                 16,745            911,765
                                                                -----------
                                                                  1,935,315
                                                                -----------

INSURANCE BROKERS--4.4%
  National Financial Partners Corp.               23,450            962,153
                                                                -----------

INTERNET SOFTWARE & SERVICES--1.7%
  Computer Service, Inc.                          13,000            382,200
                                                                -----------

OIL & GAS REFINING & MARKETING--5.2%
  World Fuel Services Corp.                       28,310          1,145,139
                                                                -----------

OIL & GAS STORAGE & TRANSPORTATION--4.6%
  Crosstex Energy, Inc.                           11,400          1,021,098
                                                                -----------


                                                 SHARES            VALUE
                                                 -------        -----------

PERSONAL PRODUCTS--2.4%
  Chattem, Inc. (b)                               15,000        $   526,800
                                                                -----------

REGIONAL BANKS--4.4%
  Cathay General Bancorp                          27,000            974,700
                                                                -----------

SPECIALIZED CONSUMER SERVICES--4.5%
  Matthews International Corp.
    Class A                                       27,020            994,606
                                                                -----------

SPECIALIZED FINANCE--2.0%
  Financial Federal Corp.                         16,500            442,200
                                                                -----------

SPECIALIZED REIT'S--4.9%
  Entertainment Properties Trust                  21,600          1,065,312
                                                                -----------

SPECIALTY CHEMICALS--3.0%
  Balchem Corp.                                   33,560            664,152
                                                                -----------

THRIFTS & MORTGAGE FINANCE--2.2%
  Washington Federal, Inc.                        21,550            483,582
                                                                -----------

TRUCKING--4.6%
  Landstar System, Inc.                           23,480          1,002,596
                                                                -----------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $17,995,504)                                  21,357,107
                                                                -----------

TOTAL LONG TERM INVESTMENTS--97.1%
  (Identified Cost $17,995,504)                                  21,357,107
                                                                -----------


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

SHORT-TERM INVESTMENTS--4.9%

COMMERCIAL PAPER(c)--4.9%
  UBS Americas 5.34%, 10/2/06                    $ 1,076        $ 1,075,840
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,075,840)                                    1,075,840
                                                                -----------

TOTAL INVESTMENTS--102.0%
  (Identified cost $19,071,344)                                  22,432,947(a)
  Other assets and liabilities, net--(2.0)%                        (442,047)
                                                                -----------
NET ASSETS--100.0%                                              $21,990,900
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,383,965 and gross depreciation of $38,490 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $19,087,472.
(b) Non-income producing.
(c) The rate shown is the discount rate.

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                                 -------        -----------
FOREIGN  COMMON STOCKS(b)--94.8%

DENMARK--1.0%
  Danske Bank A/S ADR (Diversified
    Banks)                                        85,500       $  1,679,314
                                                               ------------

FINLAND--3.4%
  Nokia Oyj Sponsored ADR
    (Communications Equipment)                   292,600          5,761,294
                                                               ------------

FRANCE--12.3%
  AXA Sponsored ADR (Multi-line
    Insurance) (d)                               108,700          4,012,117
  Sanofi-Aventis ADR
    (Pharmaceuticals) (d)                        100,596          4,473,504
  Societe Generale SA Sponsored ADR
    (Diversified Banks)                          115,400          3,669,201
  Suez SA ADR (Multi-Utilities)                   74,900          3,314,325
  Total SA Sponsored ADR
    (Integrated Oil & Gas)                        80,800          5,327,952
                                                               ------------
                                                                 20,797,099
                                                               ------------

GERMANY--1.9%
  Siemens AG Sponsored ADR
    (Industrial Conglomerates)                    36,100          3,144,310
                                                               ------------

IRELAND--2.2%
  Allied Irish Banks plc Sponsored
    ADR (Diversified Banks) (d)                   66,900          3,616,614
                                                               ------------

ITALY--4.3%
  ENI S.p.A. Sponsored ADR
    (Integrated Oil & Gas)                        55,500          3,302,805
  Sanpaolo IMI S.p.A. Sponsored ADR
    (Diversified Banks)                           93,600          3,953,664
                                                               ------------
                                                                  7,256,469
                                                               ------------

JAPAN--16.3%
  Canon, Inc. Sponsored ADR (Office
    Electronics) (d)                             116,050          6,068,254
  Hoya Corp. Sponsored ADR
    (Electronic Equipment
    Manufacturers) (d)                            45,600          1,718,714
  Mitsubishi UFJ Financial Group,
    Inc. ADR (Diversified Banks) (d)             350,900          4,495,029
  Mitsui Sumitomo Insurance Co.
    Ltd. ADR (Property & Casualty
    Insurance)                                    27,500          3,440,267
  Nissan Motor Co. Ltd Sponsored
    ADR (Automobile Manufacturers) (d)           200,000          4,492,000
  Nomura Holdings, Inc. ADR
    (Investment Banking &
    Brokerage)                                   237,500          4,175,250


                                                 SHARES            VALUE
                                                 -------        -----------

JAPAN--(CONTINUED)
  Sumitomo Mitsui Financial Group,
    Inc. ADR (Diversified Banks) (d)             294,800       $  3,096,196
                                                               ------------
                                                                 27,485,710
                                                               ------------

NETHERLANDS--5.2%
  Heinekin N.V. ADR (Brewers) (d)                237,700          5,430,471
  TNT N.V. ADR (Air Freight &
    Logistics) (d)                                90,000          3,421,800
                                                               ------------
                                                                  8,852,271
                                                               ------------

SWEDEN--2.1%
  Telefonaktiebolaget LM Ericsson
    Sponsored ADR (Communications
    Equipment) (d)                               103,400          3,562,130
                                                               ------------

SWITZERLAND--14.4%
  Credit Suisse Group Sponsored ADR
    (Diversified Capital Markets)                 54,300          3,146,685
  Nestle S.A. Sponsored ADR
    (Packaged Foods & Meats)                      65,200          5,667,530
  Novartis AG ADR (Pharmaceuticals)              120,200          7,024,488
  Swiss Reinsurance Co. Sponsored
    ADR (Reinsurance)                             46,800          3,571,720
  UBS AG (Diversified Capital
    Markets) (d)                                  55,600          3,297,636
  Zurich Financial Services AG ADR
    (Multi-line Insurance)                        68,500          1,678,428
                                                               ------------
                                                                 24,386,487
                                                               ------------

UNITED KINGDOM--29.8%
  Barclays plc Sponsored ADR
    (Diversified Banks) (d)                      101,100          5,132,847
  BP plc Sponsored ADR (Integrated
    Oil & Gas)                                    73,300          4,807,014
  Cadbury Schweppes plc Sponsored
    ADR (Packaged Foods & Meats) (d)              81,100          3,468,647
  Diageo plc Sponsored ADR
    (Distillers & Vintners)                       76,800          5,455,872
  Gallaher Group plc Sponsored ADR
    (Tobacco) (d)                                 50,100          3,275,037
  GlaxoSmithKline plc ADR
    (Pharmaceuticals) (d)                         86,600          4,609,718
  HSBC Holdings plc Sponsored ADR
    (Diversified Banks) (d)                       76,800          7,029,504
  Imperial Tobacco Group plc ADR
    (Tobacco) (d)                                 58,200          3,901,146
  Lloyds TSB Group plc Sponsored
    ADR (Diversified Banks) (d)                   41,300          1,672,650
  Tesco plc Sponsored ADR (Food
    Retail)                                      173,500          3,500,137

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES


                                                 SHARES            VALUE
                                                 -------        -----------

UNITED KINGDOM--(CONTINUED)
  Unilever plc Sponsored ADR
    (Packaged Foods & Meats) (d)                 131,340       $  3,258,545
  Vodafone Group plc Sponsored  ADR
    (Wireless Telecommunication
    Services) (d)                                184,625          4,220,525
                                                               ------------
                                                                 50,331,642
                                                               ------------

UNITED STATES--1.9%
  Royal Dutch Shell plc ADR Class A
    (Integrated Oil & Gas)                        48,654          3,216,029
                                                               ------------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $131,169,897)                                160,089,369
                                                               ------------

TOTAL LONG TERM INVESTMENTS--94.8%
  (Identified Cost $131,169,897)                                160,089,369
                                                               ------------

SHORT-TERM INVESTMENTS--25.3%

MONEY MARKET MUTUAL FUNDS--18.8%
  State Street Navigator Prime Plus
    (5.28% seven day effective
    yield) (c)                                31,712,347         31,712,347
                                                               ------------


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

U.S. TREASURY BILLS(e)--6.5%
  U.S. Treasury Bill 4.78%, 10/5/06              $    51       $     50,973
  U.S. Treasury Bill 4.795%, 10/5/06                 316            315,832
  U.S. Treasury Bill 4.81%,
    10/5/06(d)                                     4,053          4,050,834
  U.S. Treasury Bill 4.82%, 10/5/06                  209            208,888
  U.S. Treasury Bill 4.89%, 10/5/06                  112            111,939
  U.S. Treasury Bill 4.90%, 10/5/06                  156            155,915
  U.S. Treasury Bill 4.907%, 10/5/06                  81             80,956
  U.S. Treasury Bill 4.917%, 10/5/06                 734            733,599
  U.S. Treasury Bill 4.934%, 10/5/06                  94             93,948
  U.S. Treasury Bill 4.935%, 10/5/06                 270            269,852
  U.S. Treasury Bill 4.518%, 11/2/06                 209            208,161
  U.S. Treasury Bill 4.526%, 11/2/06                 215            214,135
  U.S. Treasury Bill 4.629%, 11/2/06                 141            140,420
  U.S. Treasury Bill 4.635%, 11/2/06                 133            132,452
  U.S. Treasury Bill 4.66%, 11/2/06                  157            156,349


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

U.S. TREASURY BILLS--(CONTINUED)
  U.S. Treasury Bill 4.685%, 11/2/06             $   217       $    216,096
  U.S. Treasury Bill 4.699%, 11/2/06                 248            246,964
  U.S. Treasury Bill 4.727%,
    11/2/06(d)                                     1,531          1,524,567
  U.S. Treasury Bill 4.731%, 11/2/06               1,976          1,967,690
  U.S. Treasury Bill 4.734%, 11/2/06                 163            162,314
                                                               ------------
                                                                 11,041,884
                                                               ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $42,754,231)                                  42,754,231
                                                               ------------

TOTAL INVESTMENTS--120.1%
  (Identified cost $173,924,128)                                202,843,600(a)
  Other assets and liabilities, net--(20.1)%                    (33,906,836)
                                                               ------------
NET ASSETS--100.0%                                             $168,936,764
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $30,344,019 and gross depreciation of $1,531,394 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $174,030,975.
(b) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(c) Represents security purchased with cash collateral received for securities on loan.
(d) All or a portion of security is on loan.
(e) The rate shown is the discount rate.

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES


                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Air Freight & Logistics                             2.1%
Automobile Manufacturers                            2.8
Brewers                                             3.4
Communications Equipment                            5.8
Distillers & Vintners                               3.4
Diversified Banks                                  21.5
Diversified Capital Markets                         4.0
Electronic Equipment Manufacturers                  1.1
Food Retail                                         2.2
Industrial Conglomerates                            2.0
Integrated Oil & Gas                               10.4
Investment Banking & Brokerage                      2.6
Multi-Utilities                                     2.1
Multi-line Insurance                                3.6
Office Electronics                                  3.8
Packaged Foods & Meats                              7.7
Pharmaceuticals                                    10.1
Property & Casualty Insurance                       2.1
Reinsurance                                         2.2
Tobacco                                             4.5
Wireless Telecommunication Services                 2.6
                                                  -----
                                                  100.0%
                                                  =====

                         PHOENIX-NORTHERN DOW 30 SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                                 -------        -----------

DOMESTIC COMMON STOCKS--96.7%

AEROSPACE & DEFENSE--12.1%
  Boeing Co. (The)                                13,984        $ 1,102,638
  Honeywell International, Inc.                   13,984            571,946
  United Technologies Corp.                       13,984            885,886
                                                                -----------
                                                                  2,560,470
                                                                -----------

ALUMINUM--1.9%
  Alcoa, Inc.                                     13,984            392,111
                                                                -----------

AUTOMOBILE MANUFACTURERS--2.2%
  General Motors Corp.                            13,984            465,108
                                                                -----------

COMPUTER HARDWARE--7.9%
  Hewlett-Packard Co.                             13,984            513,073
  International Business Machines Corp. (b)       13,984          1,145,849
                                                                -----------
                                                                  1,658,922
                                                                -----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--4.4%
  Caterpillar, Inc.                               13,984            920,147
                                                                -----------

CONSUMER FINANCE--3.7%
  American Express Co.                            13,984            784,223
                                                                -----------

DIVERSIFIED CHEMICALS--2.8%
  Du Pont (E.I.) de Nemours & Co.                 13,984            599,075
                                                                -----------

HOME IMPROVEMENT RETAIL--2.4%
  Home Depot, Inc. (The)                          13,984            507,200
                                                                -----------

HOUSEHOLD PRODUCTS--4.1%
  Procter & Gamble Co. (The)                      13,984            866,728
                                                                -----------

HYPERMARKETS & SUPER CENTERS--3.3%
  Wal-Mart Stores, Inc.                           13,984            689,691
                                                                -----------

INDUSTRIAL CONGLOMERATES--7.3%
  3M Co.                                          13,984          1,040,690
  General Electric Co.                            13,984            493,635
                                                                -----------
                                                                  1,534,325
                                                                -----------

INTEGRATED OIL & GAS--4.4%
  Exxon Mobil Corp.                               13,984            938,326
                                                                -----------

INTEGRATED TELECOMMUNICATION SERVICES--4.6%
  AT&T, Inc.                                      13,984            455,319
  Verizon Communications, Inc.                    13,984            519,226
                                                                -----------
                                                                    974,545
                                                                -----------


                                                 SHARES            VALUE
                                                 -------        -----------

MOVIES & ENTERTAINMENT--2.0%
  Walt Disney Co. (The)                           13,984        $   432,245
                                                                -----------

MULTI-LINE INSURANCE--4.4%
  American International Group, Inc.              13,984            926,580
                                                                -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--6 4%
  Citigroup, Inc.                                 13,984            694,585
  JPMorgan Chase & Co.                            13,984            656,689
                                                                -----------
                                                                  1,351,274
                                                                -----------

PHARMACEUTICALS--8.9%
  Johnson & Johnson                               13,984            908,121
  Merck & Co., Inc.                               13,984            585,930
  Pfizer, Inc.                                    13,984            396,586
                                                                -----------
                                                                  1,890,637
                                                                -----------

RESTAURANTS--2.6%
  McDonald's Corp.                                13,984            547,054
                                                                -----------

SEMICONDUCTORS--1.4%
  Intel Corp.                                     13,984            287,651
                                                                -----------

SOFT DRINKS--3.0%
  Coca-Cola Co. (The)                             13,984            624,805
                                                                -----------

SYSTEMS SOFTWARE--1.8%
  Microsoft Corp.                                 13,984            382,183
                                                                -----------

TOBACCO--5.1%
  Altria Group, Inc.                              13,984          1,070,475
                                                                -----------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $16,186,470)                                  20,403,775
                                                                -----------

EXCHANGE TRADED FUNDS--0.1%
  DIAMONDS Trust, Series I                           200             23,348
                                                                -----------

TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $22,567)                                          23,348
                                                                -----------

TOTAL LONG TERM INVESTMENTS--96.8%
  (Identified Cost $16,209,037)                                  20,427,123
                                                                -----------


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

SHORT-TERM INVESTMENTS--3.0%

U.S. TREASURY BILLS(c)--0.1%
   U.S. Treasury Bill 4.85%,
    2/22/07(b)                                   $    35        $    34,335
                                                                -----------

                         PHOENIX-NORTHERN DOW 30 SERIES


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

REPURCHASE AGREEMENTS--2.9%
  State Street Bank and Trust Co.
    repurchase agreement 3% dated
    9/29/06, due 10/2/06 repurchase
    price $608,152 collateralized by
    U.S. Treasury Note 7.25%,
    5/15/16 market value $625,615                  $ 608        $   608,000
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $642,321)                                        642,335
                                                                -----------

TOTAL INVESTMENTS--99.8%
  (Identified cost $16,851,358)                                  21,069,458(a)
  Other assets and liabilities, net--0.2%                            37,085
                                                                -----------
NET ASSETS--100.0%                                              $21,106,543
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,632,733 and gross depreciation of $509,649 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $17,946,374.
(b) All or a portion segregated as collateral for futures contracts.
(c) The rate shown is the discount rate.

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                                 -------        -----------

DOMESTIC COMMON STOCKS--91.1%

ADVERTISING--0.3%
  Lamar Advertising Co. Class A (b)                1,190        $    63,558
                                                                -----------

AIR FREIGHT & LOGISTICS--1.2%
  Expeditors International of
    Washington, Inc.                               2,994            133,473
  Robinson (C.H.) Worldwide, Inc.                  2,399            106,947
                                                                -----------
                                                                    240,420
                                                                -----------

APPAREL RETAIL--0.4%
  Ross Stores, Inc.                                2,020             51,328
  Urban Outfitters, Inc. (b)                       2,477             43,818
                                                                -----------
                                                                     95,146
                                                                -----------

APPLICATION SOFTWARE--4.3%
  Adobe Systems, Inc. (b)                          8,193            306,828
  Autodesk, Inc. (b)                               3,478            120,965
  BEA Systems, Inc. (b)                            5,189             78,873
  Cadence Design Systems, Inc. (b)                 4,225             71,656
  Citrix Systems, Inc. (b)                         3,148            113,989
  Intuit, Inc. (b)                                 6,222            199,664
                                                                -----------
                                                                    891,975
                                                                -----------

BIOTECHNOLOGY--9.4%
  Amgen, Inc. (b)                                  7,841            560,867
  Amylin Pharmaceuticals, Inc. (b)                 1,702             75,007
  Biogen Idec, Inc. (b)                            5,343            238,725
  Celgene Corp. (b)                                4,997            216,370
  Genzyme Corp. (b)                                4,689            316,367
  Gilead Sciences, Inc. (b)                        6,481            445,245
  MedImmune, Inc. (b)                              3,706            108,252
                                                                -----------
                                                                  1,960,833
                                                                -----------

BROADCASTING & CABLE TV--4.8%
  Comcast Corp. Class A (b)                       13,693            504,587
  Discovery Holdings Co. Class A (b)               3,419             49,439
  EchoStar Communications Corp.
    Class A (b)                                    3,040             99,529
  Liberty Global, Inc. Class A (b)                 2,955             76,062
  NTL, Inc.                                        5,127            130,379
  Sirius Satellite Radio, Inc. (b)                21,733             84,976
  XM Satellite Radio Holdings, Inc.
    Class A (b)                                    3,921             50,542
                                                                -----------
                                                                    995,514
                                                                -----------

CASINOS & GAMING--0.5%
  Wynn Resorts Ltd. (b)                            1,568            106,640
                                                                -----------


                                                 SHARES            VALUE
                                                 -------        -----------

COMMUNICATIONS EQUIPMENT--9.7%
  Cisco Systems, Inc. (b)                         31,290        $   719,670
  Comverse Technology, Inc. (b)                    3,012             64,577
  JDS Uniphase Corp. (b)                          27,701             60,665
  Juniper Networks, Inc. (b)                       5,315             91,843
  QUALCOMM, Inc.                                  28,673          1,042,264
  Tellabs, Inc. (b)                                3,667             40,191
                                                                -----------
                                                                  2,019,210
                                                                -----------

COMPUTER HARDWARE--8.2%
  Apple Computer, Inc. (b)                        17,110          1,317,983
  Dell, Inc. (b)                                  12,062            275,496
  Sun Microsystems, Inc. (b)                      21,749            108,093
                                                                -----------
                                                                  1,701,572
                                                                -----------

COMPUTER STORAGE & PERIPHERALS--1.7%
  Network Appliance, Inc. (b)                      5,592            206,960
  SanDisk Corp. (b)                                2,578            138,026
                                                                -----------
                                                                    344,986
                                                                -----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.4%
  Joy Global, Inc.                                 1,684             63,335
  PACCAR, Inc.                                     4,007            228,479
                                                                -----------
                                                                    291,814
                                                                -----------

DATA PROCESSING & OUTSOURCED SERVICES--1.9%
  CheckFree Corp. (b)                              1,246             51,485
  Fiserv, Inc. (b)                                 3,141            147,909
  Paychex, Inc.                                    5,162            190,220
                                                                -----------
                                                                    389,614
                                                                -----------

DEPARTMENT STORES--1.8%
  Sears Holdings Corp. (b)                         2,315            365,978
                                                                -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.5%
  Cintas Corp.                                     2,771            113,140
                                                                -----------

EDUCATION SERVICES--0.6%
  Apollo Group, Inc. Class A (b)                   2,506            123,395
                                                                -----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
  American Power Conversion Corp.                  2,752             60,434
                                                                -----------

FOOD RETAIL--0.6%
  Whole Foods Market, Inc.                         1,998            118,741
                                                                -----------

HEALTH CARE DISTRIBUTORS--0.3%
  Patterson Cos., Inc. (b)                         1,905             64,027
                                                                -----------

                  PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES


                                                 SHARES            VALUE
                                                 -------        -----------

HEALTH CARE EQUIPMENT--1.0%
  Biomet, Inc.                                     4,736        $   152,452
  Intuitive Surgical, Inc. (b)                       535             56,416
                                                                -----------
                                                                    208,868
                                                                -----------

HEALTH CARE SERVICES--0.9%
  Express Scripts, Inc. (b)                        1,765            133,240
  Lincare Holdings, Inc. (b)                       1,314             45,517
                                                                -----------
                                                                    178,757
                                                                -----------

HEALTH CARE SUPPLIES--0.3%
  DENTSPLY International, Inc.                     2,124             63,954
                                                                -----------

HOME ENTERTAINMENT SOFTWARE--1.4%
  Activision, Inc. (b)                             3,530             53,303
  Electronic Arts, Inc. (b)                        4,456            248,110
                                                                -----------
                                                                    301,413
                                                                -----------

HOMEFURNISHING RETAIL--1.0%
  Bed Bath & Beyond, Inc. (b)                      5,436            207,981
                                                                -----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.3%
  Monster Worldwide, Inc. (b)                      1,876             67,892
                                                                -----------

HYPERMARKETS & SUPER CENTERS--0.8%
  Costco Wholesale Corp.                           3,548            176,265
                                                                -----------

INTERNET RETAIL--1.6%
  Amazon.com, Inc. (b)                             4,022            129,187
  Expedia, Inc. (b)                                4,727             74,119
  IAC/InterActiveCorp. (b)                         4,474            128,672
                                                                -----------
                                                                    331,978
                                                                -----------

INTERNET SOFTWARE & SERVICES--7.8%
  Akamai Technologies, Inc. (b)                    2,157            107,828
  eBay, Inc. (b)                                  15,138            429,314
  Google, Inc. Class A (b)                         1,914            769,237
  VeriSign, Inc. (b)                               3,292             66,498
  Yahoo!, Inc. (b)                                 9,543            241,247
                                                                -----------
                                                                  1,614,124
                                                                -----------

IT CONSULTING & OTHER SERVICES--0.7%
  Cognizant Technology Solutions
    Corp. Class A (b)                              1,987            147,157
                                                                -----------

OIL & GAS DRILLING--0.3%
  Patterson-UTI Energy, Inc.                       2,410             57,262
                                                                -----------

PHARMACEUTICALS--0.4%
  Sepracor, Inc. (b)                               1,540             74,598
                                                                -----------

RESTAURANTS--2.5%
  Starbucks Corp. (b)                             15,113            514,598
                                                                -----------


                                                 SHARES            VALUE
                                                 -------        -----------

SEMICONDUCTOR EQUIPMENT--2.2%
  Applied Materials, Inc.                         11,400        $   202,122
  KLA-Tencor Corp.                                 3,444            153,155
  Lam Research Corp. (b)                           2,091             94,785
                                                                -----------
                                                                    450,062
                                                                -----------

SEMICONDUCTORS--8.0%
  Altera Corp. (b)                                 7,317            134,486
  Broadcom Corp. Class A (b)                       6,175            187,350
  Intel Corp.                                     29,105            598,690
  Linear Technology Corp.                          5,801            180,527
  Maxim Integrated Products, Inc.                  6,423            180,294
  Microchip Technology, Inc.                       2,548             82,606
  NVIDIA Corp. (b)                                 5,000            147,950
  Xilinx, Inc.                                     6,514            142,982
                                                                -----------
                                                                  1,654,885
                                                                -----------

SPECIALTY CHEMICALS--0.3%
  Sigma-Aldrich Corp.                                929             70,297
                                                                -----------

SPECIALTY STORES--1.1%
  PetSmart, Inc.                                   1,995             55,361
  Staples, Inc.                                    6,991            170,091
                                                                -----------
                                                                    225,452
                                                                -----------

SYSTEMS SOFTWARE--11.0%
  Microsoft Corp. (c)                             49,310          1,347,642
  Oracle Corp. (b)                                31,423            557,444
  Red Hat, Inc. (b)                                2,660             56,073
  Symantec Corp. (b)                              14,812            315,200
                                                                -----------
                                                                  2,276,359
                                                                -----------

TECHNOLOGY DISTRIBUTORS--0.3%
  CDW Corp.                                        1,181             72,844
                                                                -----------

TRADING COMPANIES & DISTRIBUTORS--0.4%
  Fastenal Co.                                     2,075             80,033
                                                                -----------

WIRELESS TELECOMMUNICATION SERVICES--0.9%
  Millicom International Cellular S.A. (b)         1,407             57,574
  NII Holdings, Inc. (b)                           2,137            132,836
                                                                -----------
                                                                    190,410
                                                                -----------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $14,345,142)                                  18,912,186
                                                                -----------

FOREIGN  COMMON STOCKS(d)--5.7%

COMMUNICATIONS EQUIPMENT--1.6%
  Research In Motion Ltd. (United
    States) (b)                                    2,691            276,258

                  PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES


                                                 SHARES            VALUE
                                                 -------        -----------

COMMUNICATIONS EQUIPMENT--(CONTINUED)
  Telefonaktiebolaget LM Ericsson
    Sponsored ADR (Sweden)                         1,500        $    51,675
                                                                -----------
                                                                    327,933
                                                                -----------

CONSUMER ELECTRONICS--0.7%
  Garmin Ltd. (United States)                      2,875            140,242
                                                                -----------

ELECTRONIC MANUFACTURING SERVICES--0.5%
  Flextronics International Ltd.
    (Singapore) (b)                                8,972            113,406
                                                                -----------

PHARMACEUTICALS--1.5%
  Teva Pharmaceutical Industries
    Ltd. Sponsored ADR (United
    States)                                        8,852            301,765
                                                                -----------

SEMICONDUCTORS--1.1%
  ATI Technologies, Inc. (Canada) (b)              3,563             76,426
  Marvell Technology Group Ltd.
    (Japan) (b)                                    8,055            156,026
                                                                -----------
                                                                    232,452
                                                                -----------

SYSTEMS SOFTWARE--0.3%
  Check Point Software Technologies
    Ltd. (United States) (b)                       3,386             64,503
                                                                -----------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $738,728)                                      1,180,301
                                                                -----------

EXCHANGE TRADED FUNDS--0.5%
  Nasdaq-100 Shares Index Tracking
    Stock                                          2,428             98,698
                                                                -----------

TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $92,867)                                          98,698
                                                                -----------

TOTAL LONG TERM INVESTMENTS--97.3%
  (Identified Cost $15,176,737)                                  20,191,185
                                                                -----------


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

SHORT-TERM INVESTMENTS--2.8%

U.S. TREASURY BILLS(e)--0.5%
  U.S. Treasury Bill 4.85%,
    2/22/07(c)                                     $ 100        $    98,101
                                                                -----------


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

REPURCHASE AGREEMENTS--2.3%
  State Street Bank and Trust Co.
    repurchase agreement 3% dated
    9/29/06, due 10/2/06 repurchase
    price $485,121, collateralized
    by U.S. Treasury Note 7.125%,
    5/15/16 market value $499,228.                 $ 485        $   485,000
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $583,060)                                        583,101
                                                                -----------

TOTAL INVESTMENTS--100.1%
  (Identified cost $15,759,797)                                  20,774,286(a)
  Other assets and liabilities, net--(0.1)%                         (24,248)
                                                                -----------
NET ASSETS--100.0%                                              $20,750,038
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,183,488 and gross depreciation of $765,556 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $18,356,354.
(b) Non-income producing.
(c) All or a portion segregated as collateral for futures contracts.
(d) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) The rate shown is the discount rate.

         PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                                 -------         ----------

EXCHANGE TRADED FUNDS--100.1%
  Consumer Discretionary Select
    Sector SPDR Fund                              13,960         $  487,204
  Consumer Staples Select Sector
    SPDR Fund                                     28,850            732,213
  Energy Select Sector SPDR Fund                  15,384            821,506
  Financial Select Sector SPDR Fund               37,619          1,303,498
  Health Care Select Sector SPDR
    Fund                                          12,320            407,915
  Industrial Select Sector SPDR
    Fund                                          24,360            812,163
  iShares Dow Jones US
    Telecommunications Sector Index
    Fund                                           8,910            246,629
  iShares Lehman 1-3 Year Treasury
    Bond Fund                                      5,098            409,573
  iShares MSCI Emerging Markets
    Index Fund                                     2,500            241,925
  iShares MSCI Japan Index Fund                   60,120            814,025
  iShares S&P Europe 350 Index Fund                5,885            568,432
  iShares S&P Latin America 40
    Index Fund                                     1,140            162,085
  Materials Select Sector SPDR Fund                7,700            243,628
  Technology Select Sector SPDR
    Fund                                          29,565            650,430
  Utilities Select Sector SPDR Fund                7,130            242,349
                                                                 ----------

TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $7,958,370)                                    8,143,575
                                                                 ----------

TOTAL LONG TERM INVESTMENTS--100.1%
  (Identified Cost $7,958,370)                                    8,143,575
                                                                 ----------


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------         ----------

SHORT-TERM INVESTMENTS--1.9%

COMMERCIAL PAPER(b)--1.9%
  UBS Finance Delaware LLC 5.34%,
    10/2/06                                      $   155         $  154,977
                                                                 ----------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $154,977)                                        154,977
                                                                 ----------

TOTAL INVESTMENTS--102.0%
  (Identified cost $8,113,347)                                    8,298,552(a)
  Other assets and liabilities, net--(2.0)%                        (159,098)
                                                                 ----------
NET ASSETS--100.0%                                               $8,139,454
                                                                 ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $184,292 and gross depreciation of $39,705 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $8,153,965.
(b) The rate shown is the discount rate.

               PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                                 -------        -----------

EXCHANGE TRADED FUNDS--99.5%
  Consumer Discretionary Select
    Sector SPDR Fund                              13,448        $   469,335
  Consumer Staples Select Sector
    SPDR Fund                                     25,946            658,510
  Energy Select Sector SPDR Fund                  14,189            757,693
  Financial Select Sector SPDR Fund               35,356          1,225,085
  Health Care Select Sector SPDR
    Fund                                           8,554            283,223
  Industrial Select Sector SPDR
    Fund                                          22,530            751,150
  iShares Dow Jones US
    Telecommunications Sector Index
    Fund                                          10,320            285,658
  iShares GS $ InvesTop Corporate
    Bond Fund                                      1,763            188,341
  iShares Lehman 1-3 Year Treasury
    Bond Fund                                     18,781          1,508,866
  iShares Lehman 20+ Year Treasury
    Bond Fund                                      2,106            188,255
  iShares Lehman 7-10 Year Treasury
    Bond Fund                                      3,400            282,472
  iShares MSCI Emerging Markets
    Index Fund                                     1,930            186,766
  iShares MSCI Japan Index Fund                   62,480            845,979
  iShares S&P Europe 350 Index Fund                5,840            564,086
  iShares S&P Latin America 40
    Index Fund                                     1,330            189,099
  Materials Select Sector SPDR Fund                8,866            280,520
  Technology Select Sector SPDR
    Fund                                          21,374            470,228
  Utilities Select Sector SPDR Fund                8,250            280,418
                                                                -----------

TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $9,218,885)                                    9,415,684
                                                                -----------

TOTAL LONG TERM INVESTMENTS--99.5%
  (Identified Cost $9,218,885)                                    9,415,684
                                                                -----------


                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------

SHORT-TERM INVESTMENTS--12.8%

Federal Agency Securities(b)--12.8%
  FHLB 4.50%, 10/2/06                            $ 1,210        $ 1,209,849
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,209,849)                                    1,209,849
                                                                -----------

TOTAL INVESTMENTS--112.3%
  (Identified cost $10,428,734)                                  10,625,533(a)
  Other assets and liabilities, net--(12.3)%                     (1,160,763)
                                                                -----------
NET ASSETS--100.0%                                              $ 9,464,770
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $139,804 and gross depreciation of $24,405 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $10,510,134.
(b) The rate shown is the discount rate.

          PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                                 -------         ----------

EXCHANGE TRADED FUNDS--97.8%
  Consumer Discretionary Select
    Sector SPDR Fund                               6,912         $  241,229
  Consumer Staples Select Sector
    SPDR Fund                                     14,286            362,579
  Energy Select Sector SPDR Fund                   7,978            426,025
  Financial Select Sector SPDR Fund               17,480            605,682
  Health Care Select Sector SPDR
    Fund                                           3,669            121,480
  Industrial Select Sector SPDR
    Fund                                          12,667            422,318
  iShares Dow Jones US
    Telecommunications Sector Index
    Fund                                           4,420            122,346
  iShares GS $ InvesTop Corporate
    Bond Fund                                      1,705            182,145
  iShares Lehman 1-3 Year Treasury
    Bond Fund                                     18,862          1,515,373
  iShares Lehman 20+ Year Treasury
    Bond Fund                                      3,393            303,300
  iShares Lehman 7-10 Year Treasury
    Bond Fund                                      2,914            242,095
  iShares MSCI Emerging Markets
    Index Fund                                     1,240            119,995
  iShares MSCI Japan Index Fund                   35,690            483,243
  iShares S&P Europe 350 Index Fund                3,130            302,327
  iShares S&P Latin America 40
    Index Fund                                       850            120,853
  Materials Select Sector SPDR Fund                3,793            120,010
  Technology Select Sector SPDR
    Fund                                          10,990            241,780
  Utilities Select Sector SPDR Fund                3,530            119,985
                                                                 ----------

TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $5,907,006)                                    6,052,765
                                                                 ----------

TOTAL INVESTMENTS--97.8%
  (Identified cost $5,907,006)                                    6,052,765(a)
  Other assets and liabilities, net--2.2%                           138,804
                                                                 ----------
NET ASSETS--100.0%                                               $6,191,569
                                                                 ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $127,590 and gross depreciation of $15,442 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $5,940,617.

              PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                                 -------         ----------

EXCHANGE TRADED FUNDS--104.0%
  Consumer Discretionary Select
    Sector SPDR Fund                               1,580         $   55,142
  Consumer Staples Select Sector
    SPDR Fund                                      4,100            104,058
  Energy Select Sector SPDR Fund                   2,354            125,704
  Financial Select Sector SPDR Fund                4,696            162,716
  Industrial Select Sector SPDR
    Fund                                           3,241            108,055
  iShares Dow Jones US
    Telecommunications Sector Index
    Fund                                           1,950             53,976
  iShares GS $ InvesTop Corporate
    Bond Fund                                        985            105,228
  iShares Lehman 1-3 Year Treasury
    Bond Fund                                     11,725            941,986
  iShares Lehman 20+ Year Treasury
    Bond Fund                                      2,089            186,736
  iShares Lehman 7-10 Year Treasury
    Bond Fund                                      4,443            369,124
  iShares MSCI Emerging Markets
    Index Fund                                       550             53,224
  iShares MSCI Japan Index Fund                   11,410            154,491
  iShares S&P Europe 350 Index Fund                  830             80,170
  Materials Select Sector SPDR Fund                1,647             52,111
  Technology Select Sector SPDR
    Fund                                           1,249             27,478
  Utilities Select Sector SPDR Fund                1,520             51,665
                                                                 ----------

TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $2,589,273)                                    2,631,864
                                                                 ----------

TOTAL INVESTMENTS--104.0%
  (Identified cost $2,589,273)                                    2,631,864(a)
  Other assets and liabilities, net--(4.0)%                        (101,953)
                                                                 ----------
NET ASSETS--100.0%                                               $2,529,911
                                                                 ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $42,171 and gross depreciation of $8,120 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $2,597,813.

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS--92.7%

AEROSPACE & DEFENSE--1.0%
  Goodrich Corp.                                  31,000       $  1,256,120
                                                               ------------

AGRICULTURAL PRODUCTS--1.1%
  Corn Products International, Inc.               40,000          1,301,600
                                                               ------------

AIRLINES--2.3%
  Alaska Air Group, Inc. (b)                      36,900          1,403,676
  Continental Airlines, Inc. Class B (b)          48,900          1,384,359
                                                               ------------
                                                                  2,788,035
                                                               ------------

APPAREL RETAIL--1.5%
  Charming Shoppes, Inc. (b)                      36,300            518,364
  Payless ShoeSource, Inc. (b)                    55,000          1,369,500
                                                               ------------
                                                                  1,887,864
                                                               ------------

APPAREL, ACCESSORIES & LUXURY GOODS--1.4%
  Liz Claiborne, Inc.                             17,800            703,278
  VF Corp.                                        14,900          1,086,955
                                                               ------------
                                                                  1,790,233
                                                               ------------

APPLICATION SOFTWARE--0.5%
  Intergraph Corp. (b)                            15,700            673,216
                                                               ------------

AUTO PARTS & EQUIPMENT--2.5%
  ArvinMeritor, Inc.                              93,500          1,331,440
  TRW Automotive Holdings Corp. (b)               70,800          1,704,156
                                                               ------------
                                                                  3,035,596
                                                               ------------

AUTOMOTIVE RETAIL--1.0%
  AutoNation, Inc. (b)                            58,061          1,213,475
                                                               ------------

BREWERS--1.2%
  Molson Coors Brewing Co. Class B                21,500          1,481,350
                                                               ------------

COMMODITY CHEMICALS--0.5%
  Celanese Corp. Series A                         33,800            605,020
                                                               ------------

COMMUNICATIONS EQUIPMENT--2.5%
  Andrew Corp. (b)                               131,600          1,214,668
  CommScope, Inc. (b)                             55,500          1,823,730
                                                               ------------
                                                                  3,038,398
                                                               ------------

CONSTRUCTION & ENGINEERING--0.5%
  Quanta Services, Inc. (b)                       40,300            679,458
                                                               ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.5%
  Terex Corp. (b)                                 41,700          1,885,674
                                                               ------------


                                                 SHARES            VALUE
                                                 -------        -----------

CONSTRUCTION MATERIALS--0.6%
  Texas Industries, Inc.                          14,100       $    734,046
                                                               ------------

DATA PROCESSING & OUTSOURCED SERVICES--1.4%
  CSG Systems International, Inc.
    (b)                                           67,800          1,791,954
                                                               ------------

DEPARTMENT STORES--1.4%
  Saks, Inc.                                      99,500          1,719,360
                                                               ------------

DIVERSIFIED CHEMICALS--1.0%
  Ashland, Inc.                                   19,400          1,237,332
                                                               ------------

DRUG RETAIL--1.1%
  Longs Drug Stores Corp.                         29,100          1,338,891
                                                               ------------

ELECTRIC UTILITIES--3.3%
  Allegheny Energy, Inc. (b)                      62,000          2,490,540
  Northeast Utilities                             66,700          1,552,109
                                                               ------------
                                                                  4,042,649
                                                               ------------

ELECTRICAL COMPONENTS & EQUIPMENT--3.9%
  Acuity Brands, Inc.                             39,500          1,793,300
  Cooper Industries Ltd. Class A                  25,300          2,156,066
  Genlyte Group, Inc. (The) (b)                   11,600            825,920
                                                               ------------
                                                                  4,775,286
                                                               ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.1%
  AVX Corp.                                       22,400            396,256
  Checkpoint Systems, Inc. (b)                    43,800            723,138
  Vishay Intertechnology, Inc. (b)               103,400          1,451,736
                                                               ------------
                                                                  2,571,130
                                                               ------------

ELECTRONIC MANUFACTURING SERVICES--0.9%
  Sanmina-SCI Corp. (b)                          167,000            624,580
  Solectron Corp. (b)                            154,400            503,344
                                                               ------------
                                                                  1,127,924
                                                               ------------

FOOD DISTRIBUTORS--1.6%
  Performance Food Group Co. (b)                  70,200          1,971,918
                                                               ------------

GENERAL MERCHANDISE STORES--1.0%
  Big Lots, Inc. (b)                              59,900          1,186,619
                                                               ------------

HEALTH CARE FACILITIES--0.5%
  Universal Health Services, Inc.
    Class B                                       10,000            599,300
                                                               ------------

HOME FURNISHINGS--0.9%
  Furniture Brands International,
    Inc.                                          59,700          1,136,688
                                                               ------------

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                 SHARES            VALUE
                                                 -------       ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.4%
  Constellation Energy Group, Inc.                30,000       $  1,776,000
                                                               ------------

INDUSTRIAL MACHINERY--3.9%
  Briggs & Stratton Corp.                         39,400          1,085,470
  Harsco Corp.                                    15,300          1,188,045
  Mueller Industries, Inc.                        12,500            439,625
  SPX Corp.                                       38,800          2,073,472
                                                               ------------
                                                                  4,786,612
                                                               ------------

INTEGRATED OIL & GAS--1.5%
  Hess Corp.                                      44,400          1,839,048
                                                               ------------

INVESTMENT BANKING & BROKERAGE--1.0%
  Edwards (A.G.), Inc.                            23,200          1,236,096
                                                               ------------

LEISURE FACILITIES--1.9%
  Vail Resorts, Inc. (b)                          58,400          2,337,168
                                                               ------------

LIFE & HEALTH INSURANCE--1.3%
  StanCorp Financial Group, Inc.                  36,200          1,615,606
                                                               ------------

LIFE SCIENCES TOOLS & SERVICES--1.3%
  PerkinElmer, Inc.                               82,000          1,552,260
                                                               ------------

METAL & GLASS CONTAINERS--2.2%
  Owens-Illinois, Inc. (b)                        86,000          1,326,120
  Silgan Holdings, Inc.                           38,400          1,442,304
                                                               ------------
                                                                  2,768,424
                                                               ------------

MULTI-UTILITIES--2.0%
  Puget Energy, Inc.                              54,200          1,231,966
  Wisconsin Energy Corp.                          29,800          1,285,572
                                                               ------------
                                                                  2,517,538
                                                               ------------

OFFICE REIT'S--1.2%
  Digital Realty Trust, Inc.                      47,900          1,500,228
                                                               ------------

OFFICE SERVICES & SUPPLIES--1.9%
  IKON Office Solutions, Inc.                    125,300          1,684,032
  United Stationers, Inc. (b)                     13,300            618,583
                                                               ------------
                                                                  2,302,615
                                                               ------------

OIL & GAS DRILLING--0.9%
  Rowan Cos., Inc.                                18,700            591,481
  TODCO (b)                                       16,200            560,520
                                                               ------------
                                                                  1,152,001
                                                               ------------

OIL & GAS EQUIPMENT & SERVICES--1.3%
  Hanover Compressor Co. (b)                      88,400          1,610,648
                                                               ------------

OIL & GAS EXPLORATION & PRODUCTION--0.5%
  Plains Exploration & Production
    Co. (b)                                       14,600            626,486
                                                               ------------


                                                 SHARES            VALUE
                                                 -------       ------------

PHARMACEUTICALS--0.8%
  Endo Pharmaceuticals Holdings,
    Inc. (b)                                      21,200       $    690,060
  King Pharmaceuticals, Inc. (b)                  18,000            306,540
                                                               ------------
                                                                    996,600
                                                               ------------

PROPERTY & CASUALTY INSURANCE--1.4%
  Old Republic International Corp.                78,500          1,738,775
                                                               ------------

PUBLISHING & PRINTING--0.6%
  Reader's Digest Association, Inc.
    (The)                                         53,400            692,064
                                                               ------------

REGIONAL BANKS--4.5%
  Central Pacific Financial Corp.                 36,000          1,316,880
  Trustmark Corp.                                 38,634          1,214,266
  UnionBanCal Corp.                               23,500          1,431,150
  Whitney Holding Corp.                           45,500          1,627,535
                                                               ------------
                                                                  5,589,831
                                                               ------------

RESIDENTIAL REIT'S--1.0%
  Mid-America Apartment
    Communities, Inc.                             20,000          1,224,400
                                                               ------------

RESTAURANTS--2.8%
  Jack in the Box, Inc. (b)                       31,400          1,638,452
  Papa John's International, Inc. (b)             49,600          1,791,056
                                                               ------------
                                                                  3,429,508
                                                               ------------

SEMICONDUCTORS--1.2%
  Zoran Corp. (b)                                 89,100          1,432,728
                                                               ------------

SPECIALIZED REIT'S--2.1%
  FelCor Lodging Trust, Inc.                      97,500          1,954,875
  Strategic Hotels & Resorts, Inc.                30,500            606,340
                                                               ------------
                                                                  2,561,215
                                                               ------------

SPECIALTY CHEMICALS--1.4%
  Albemarle Corp.                                 14,300            776,919
  Cytec Industries, Inc.                          11,100            617,049
  Lubrizol Corp. (The)                             7,000            320,110
                                                               ------------
                                                                  1,714,078
                                                               ------------

SPECIALTY STORES--0.7%
  Office Depot, Inc. (b)                          22,800            905,160
                                                               ------------

STEEL--3.3%
  Chaparral Steel Co. (b)                         28,200            960,492
  Commercial Metals Co.                           27,500            559,075
  Quanex Corp.                                    16,900            512,915
  Reliance Steel & Aluminum Co.                   25,400            816,356
  Steel Dynamics, Inc.                            24,200          1,220,890
                                                               ------------
                                                                  4,069,728
                                                               ------------

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                 SHARES            VALUE
                                                 -------       ------------

TECHNOLOGY DISTRIBUTORS--1.4%
  Arrow Electronics, Inc. (b)                     40,500       $  1,110,915
  Tech Data Corp. (b)                             18,000            657,540
                                                               ------------
                                                                  1,768,455
                                                               ------------

THRIFTS & MORTGAGE FINANCE--5.3%
  Astoria Financial Corp.                         51,750          1,594,935
  Provident Financial Services,
    Inc.                                          87,500          1,619,625
  Radian Group, Inc.                              29,500          1,770,000
  Webster Financial Corp.                         33,700          1,587,607
                                                               ------------
                                                                  6,572,167
                                                               ------------

TOBACCO--1.4%
  Universal Corp.                                 46,500          1,698,645
                                                               ------------

TRADING COMPANIES & DISTRIBUTORS--1.6%
  GATX Corp.                                      49,100          2,031,267
                                                               ------------

TRUCKING--3.7%
  Con-Way, Inc.                                   32,900          1,474,578
  Laidlaw International, Inc.                     59,400          1,623,402
  Ryder System, Inc.                              29,100          1,503,888
                                                               ------------
                                                                  4,601,868
                                                               ------------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $98,497,256)                                 114,516,355
                                                               ------------

FOREIGN COMMON STOCKS(c)--6.8%

ELECTRONIC MANUFACTURING SERVICES--0.9%
  Celestica, Inc. (Canada) (b)                   106,105          1,139,568
                                                               ------------

PROPERTY & CASUALTY INSURANCE--1.4%
  Aspen Insurance Holdings Ltd.
    (United States)                               66,100          1,707,363
                                                               ------------

REINSURANCE--4.5%
  Arch Capital Group Ltd. (United
    States) (b)                                   37,500          2,380,875
  PartnerRe Ltd. (United States)                   6,700            452,719
  Platinum Underwriters Holdings
    Ltd. (United States)                          64,000          1,973,120


                                                 SHARES            VALUE
                                                 -------       ------------

REINSURANCE--(CONTINUED)
  RenaissanceRe Holdings Ltd.
    (United States)                               13,500       $    750,600
                                                               ------------
                                                                  5,557,314
                                                               ------------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $7,682,202)                                    8,404,245
                                                               ------------

TOTAL LONG TERM INVESTMENTS--99.5%
  (Identified Cost $106,179,458)                                122,920,600
                                                               ------------

SHORT-TERM INVESTMENTS--1.1%

MONEY MARKET MUTUAL FUNDS--1.1%
  SSgA Money Market Fund (4.95%
    seven day effective yield)                 1,350,538          1,350,538
                                                               ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,350,538)                                    1,350,538
                                                               ------------

TOTAL INVESTMENTS--100.6%
  (Identified cost $107,529,996)                                124,271,138(a)
  Other assets and liabilities, net--(0.6)%                        (743,248)
                                                               ------------
NET ASSETS--100.0%                                             $123,527,890
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $21,374,369 and gross depreciation of $4,633,227 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $107,529,996.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                                 -------        -----------

DOMESTIC COMMON STOCKS--92.2%

AIRLINES--2.2%
  Alaska Air Group, Inc. (b)                      28,000        $ 1,065,120
  Continental Airlines, Inc. Class B (b)          22,400            634,144
                                                                -----------
                                                                  1,699,264
                                                                -----------

APPAREL RETAIL--1.5%
  Charming Shoppes, Inc. (b)                      22,372            319,472
  Payless ShoeSource, Inc. (b)                    33,400            831,660
                                                                -----------
                                                                  1,151,132
                                                                -----------

APPAREL, ACCESSORIES & LUXURY GOODS--1.5%
  Phillips-Van Heusen Corp.                       27,600          1,152,852
                                                                -----------

APPLICATION SOFTWARE--0.5%
  Intergraph Corp. (b)                             9,200            394,496
                                                                -----------

AUTO PARTS & EQUIPMENT--2.2%
  ArvinMeritor, Inc.                              56,800            808,832
  TRW Automotive Holdings Corp. (b)               36,600            880,962
                                                                -----------
                                                                  1,689,794
                                                                -----------

AUTOMOTIVE RETAIL--1.1%
  Sonic Automotive, Inc.                          36,250            837,013
                                                                -----------

COMMUNICATIONS EQUIPMENT--3.3%
  ADC Telecommunications, Inc. (b)                12,142            182,130
  Andrew Corp. (b)                                79,300            731,939
  Black Box Corp.                                 12,800            498,176
  CommScope, Inc. (b)                             33,500          1,100,810
                                                                -----------
                                                                  2,513,055
                                                                -----------

CONSTRUCTION & ENGINEERING--1.0%
  Granite Construction, Inc.                       7,400            394,790
  Quanta Services, Inc. (b)                       22,000            370,920
                                                                -----------
                                                                    765,710
                                                                -----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.5%
  Accuride Corp. (b)                              84,875            934,474
  Terex Corp. (b)                                 21,500            972,230
                                                                -----------
                                                                  1,906,704
                                                                -----------

CONSTRUCTION MATERIALS--0.6%
  Texas Industries, Inc.                           8,500            442,510
                                                                -----------

DATA PROCESSING & OUTSOURCED SERVICES--1.4%
  CSG Systems International, Inc. (b)             41,100          1,086,273
                                                                -----------


                                                 SHARES            VALUE
                                                 -------        -----------

DEPARTMENT STORES--1.4%
  Saks, Inc.                                      60,500        $ 1,045,440
                                                                -----------

DRUG RETAIL--1.1%
  Longs Drug Stores Corp.                         17,800            818,978
                                                                -----------

ELECTRIC UTILITIES--1.3%
  Northeast Utilities                             43,850          1,020,389
                                                                -----------

ELECTRICAL COMPONENTS & EQUIPMENT--3.4%
  Acuity Brands, Inc.                             23,300          1,057,820
  C&D Technologies, Inc.                          77,000            546,700
  Genlyte Group, Inc. (The) (b)                   13,800            982,560
                                                                -----------
                                                                  2,587,080
                                                                -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.4%
  AVX Corp.                                       13,600            240,584
  Checkpoint Systems, Inc. (b)                    26,100            430,911
  GSi Group, Inc. (b)                             29,000            271,150
  Vishay Intertechnology, Inc. (b)                63,400            890,136
                                                                -----------
                                                                  1,832,781
                                                                -----------

ELECTRONIC MANUFACTURING SERVICES--1.8%
  CTS Corp.                                       76,100          1,048,658
  Sanmina-SCI Corp. (b)                           85,500            319,770
                                                                -----------
                                                                  1,368,428
                                                                -----------

FOOD DISTRIBUTORS--1.2%
  Performance Food Group Co. (b)                  33,900            952,251
                                                                -----------

FOOD RETAIL--0.9%
  Pathmark Stores, Inc. (b)                       71,200            708,440
                                                                -----------

GENERAL MERCHANDISE STORES--1.0%
  Big Lots, Inc. (b)                              37,100            734,951
                                                                -----------

HEALTH CARE EQUIPMENT--2.1%
  CONMED Corp. (b)                                30,000            633,300
  Datascope Corp.                                 29,900          1,000,753
                                                                -----------
                                                                  1,634,053
                                                                -----------

HEALTH CARE FACILITIES--0.9%
  Universal Health Services, Inc.
    Class B                                       10,900            653,237
                                                                -----------

HOME FURNISHINGS--0.9%
  Furniture Brands International,
    Inc.                                           36,300            691,152
                                                                -----------

INDUSTRIAL MACHINERY--2.7%
  Briggs & Stratton Corp.                         26,800            738,340
  Columbus McKinnon Corp. (b)                     45,800            825,774

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                 SHARES            VALUE
                                                 -------        -----------

INDUSTRIAL MACHINERY--(CONTINUED)
  Robbins & Myers, Inc.                           14,400        $   445,248
  Wolverine Tube, Inc. (b)                        28,800             87,264
                                                                -----------
                                                                  2,096,626
                                                                -----------

INTEGRATED TELECOMMUNICATION SERVICES--1.5%
  Eschelon Telecom, Inc. (b)                      15,300            259,947
  General Communication, Inc. Class A (b)         70,500            873,495
                                                                -----------
                                                                  1,133,442
                                                                -----------

INVESTMENT BANKING & BROKERAGE--1.0%
  Edwards (A.G.), Inc.                            14,100            751,248
                                                                -----------

LEISURE FACILITIES--1.6%
  Six Flags, Inc. (b)                             35,000            183,050
  Vail Resorts, Inc. (b)                          25,800          1,032,516
                                                                -----------
                                                                  1,215,566
                                                                -----------

LIFE & HEALTH INSURANCE--1.4%
  StanCorp Financial Group, Inc.                  23,400          1,044,342
                                                                -----------

LIFE SCIENCES TOOLS & SERVICES--1.1%
  PerkinElmer, Inc.                               44,000            832,920
                                                                -----------

METAL & GLASS CONTAINERS--1.3%
  Silgan Holdings, Inc.                           26,400            991,584
                                                                -----------

MULTI-LINE INSURANCE--0.4%
  American National Insurance Co.                  2,700            312,930
                                                                -----------

MULTI-UTILITIES--1.0%
  Puget Energy, Inc.                              33,900            770,547
                                                                -----------

OFFICE SERVICES & SUPPLIES--1.3%
  IKON Office Solutions, Inc.                     75,200          1,010,688
                                                                -----------

OIL & GAS DRILLING--0.5%
  TODCO (b)                                       10,000            346,000
                                                                -----------

OIL & GAS EQUIPMENT & SERVICES--2.0%
  Bristow Group, Inc. (b)                          5,400            185,760
  Hanover Compressor Co. (b)                      53,600            976,592
  Oil States International, Inc. (b)              14,200            390,500
                                                                -----------
                                                                  1,552,852
                                                                -----------

OIL & GAS EXPLORATION & PRODUCTION--0.7%
  Plains Exploration & Production
    Co. (b)                                       12,500            536,375
                                                                -----------

PACKAGED FOODS & MEATS--1.9%
  J & J Snack Foods Corp.                         14,000            435,400
  Premium Standard Farms, Inc.                    55,400          1,055,370
                                                                -----------
                                                                  1,490,770
                                                                -----------


                                                 SHARES            VALUE
                                                 -------        -----------

PAPER PACKAGING--0.5%
  Rock-Tenn Co. Class A                           18,300        $   362,340
                                                                -----------

PAPER PRODUCTS--0.7%
  Schweitzer-Mauduit International,
    Inc.                                          27,525            522,425
                                                                -----------

PROPERTY & CASUALTY INSURANCE--3.0%
  American Physicians Capital, Inc. (b)           22,300          1,078,874
  Harleysville Group, Inc.                        34,400          1,203,656
                                                                -----------
                                                                  2,282,530
                                                                -----------

PUBLISHING & PRINTING--0.2%
  Reader's Digest Association, Inc.
    (The)                                         13,800            178,848
                                                                -----------

REGIONAL BANKS--5.9%
  AmericanWest Bancorp                            16,500            350,625
  Banner Corp.                                    18,600            763,344
  Central Pacific Financial Corp.                 22,900            837,682
  Community Bank System, Inc.                     17,600            390,016
  First Indiana Corp.                             23,000            598,230
  Trustmark Corp.                                 31,500            990,045
  Whitney Holding Corp.                           15,600            558,012
                                                                -----------
                                                                  4,487,954
                                                                -----------

RESIDENTIAL REIT'S--1.0%
  Mid-America Apartment
    Communities, Inc.                             12,400            759,128
                                                                -----------

RESTAURANTS--2.7%
  Jack in the Box, Inc. (b)                       18,500            965,330
  Papa John's International, Inc. (b)             29,900          1,079,689
                                                                -----------
                                                                  2,045,019
                                                                -----------

SEMICONDUCTORS--1.6%
  Lattice Semiconductor Corp. (b)                 62,900            428,978
  Zoran Corp. (b)                                 50,300            808,824
                                                                -----------
                                                                  1,237,802
                                                                -----------

SPECIALIZED CONSUMER SERVICES--1.3%
  Steiner Leisure Ltd. (b)                        23,200            975,560
                                                                -----------

SPECIALIZED REIT'S--3.9%
  Digital Realty Trust, Inc.                      29,600            927,072
  Equity Inns, Inc.                               47,700            759,384
  FelCor Lodging Trust, Inc.                      45,800            918,290
  Strategic Hotels & Resorts, Inc.                18,500            367,780
                                                                -----------
                                                                  2,972,526
                                                                -----------

SPECIALTY CHEMICALS--1.1%
  Albemarle Corp.                                  8,000            434,640
  Cytec Industries, Inc.                           7,200            400,248
                                                                -----------
                                                                    834,888
                                                                -----------

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES


                                                 SHARES            VALUE
                                                 -------        -----------

STEEL--3.8%
  Chaparral Steel Co. (b)                         17,000        $   579,020
  Commercial Metals Co.                           41,600            845,728
  Quanex Corp.                                    10,300            312,605
  Reliance Steel & Aluminum Co.                   15,200            488,528
  Steel Dynamics, Inc.                            14,100            711,345
                                                                -----------
                                                                  2,937,226
                                                                -----------

TECHNOLOGY DISTRIBUTORS--0.5%
  Global Imaging Systems, Inc. (b)                18,400            406,088
                                                                -----------

THRIFTS & MORTGAGE FINANCE--3.8%
  Astoria Financial Corp.                         33,750          1,040,175
  Provident Financial Services,
    Inc                                           50,300            931,053
  Webster Financial Corp.                         19,900            937,489
                                                                -----------
                                                                  2,908,717
                                                                -----------

TOBACCO--1.2%
  Universal Corp.                                 25,500            931,515
                                                                -----------

TRADING COMPANIES & DISTRIBUTORS--1.5%
  GATX Corp.                                      27,800          1,150,086
                                                                -----------

TRUCKING--4.9%
  Arkansas Best Corp.                             15,000            645,450
  Con-Way, Inc.                                   17,900            802,278
  Dollar Thrifty Automotive Group,
    Inc. (b)                                      34,000          1,515,380
  Laidlaw International, Inc.                     28,800            787,104
                                                                -----------
                                                                  3,750,212
                                                                -----------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $61,032,494)                                  70,514,737
                                                                -----------

FOREIGN COMMON STOCKS(c)--6.3%

BROADCASTING & CABLE TV--0.3%
  Corus Entertainment, Inc. Class B
    (Canada)                                       6,000            229,200
                                                                -----------

ELECTRONIC MANUFACTURING SERVICES--0.9%
  Celestica, Inc. (Canada) (b)                    60,660            651,488
                                                                -----------

PROPERTY & CASUALTY INSURANCE--1.4%
  Aspen Insurance Holdings Ltd.
    (United States)                               40,700          1,051,281
                                                                -----------

REINSURANCE--3.7%
  Arch Capital Group Ltd. (United
    States) (b)                                   23,100          1,466,619


                                                 SHARES            VALUE
                                                 -------        -----------

REINSURANCE--(CONTINUED)
  PartnerRe Ltd. (United States)                   2,900        $   195,953
  Platinum Underwriters Holdings
    Ltd. (United States)                          38,400          1,183,872
                                                                -----------
                                                                  2,846,444
                                                                -----------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $4,410,791)                                    4,778,413
                                                                -----------

TOTAL LONG TERM INVESTMENTS--98.5%
  (Identified Cost $65,443,285)                                  75,293,150
                                                                -----------

SHORT-TERM INVESTMENTS--1.5%

MONEY MARKET MUTUAL FUNDS--1.5%
  SSgA Money Market Fund (4.95%
    seven day effective yield)                 1,170,928          1,170,928
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,170,928)                                    1,170,928
                                                                -----------

TOTAL INVESTMENTS--100.0%
  (Identified cost $66,614,213)                                  76,464,078(a)
  Other assets and liabilities, net--0.0%                            14,841
                                                                -----------
NET ASSETS--100.0%                                              $76,478,919
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,828,935 and gross depreciation of 2,979,070 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $66,614,213.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                (FORMERLY PHOENIX-ENGEMANN VALUE EQUITY SERIES)

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES           VALUE
                                                 -------       ------------

DOMESTIC COMMON STOCKS--83.8%

AIRLINES--0.3%
  Southwest Airlines Co.                          21,500       $    358,190
                                                               ------------

ALUMINUM--2.0%
  Alcoa, Inc.                                     76,400          2,142,256
                                                               ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.1%
  Bank of New York Co., Inc. (The)                33,500          1,181,210
                                                               ------------

BREWERS--0.6%
  Anheuser-Busch Cos., Inc.                       13,200            627,132
                                                               ------------

BROADCASTING & CABLE TV--4.3%
  Clear Channel Communications,
    Inc                                           63,088          1,820,089
  Comcast Corp. Class A (b)                       53,800          1,982,530
  Liberty Media Corp. Series A (b)                 7,895            659,785
                                                               ------------
                                                                  4,462,404
                                                               ------------

CATALOG RETAIL--0.8%
  Liberty Media Corp. (b)                         39,375            802,462
                                                               ------------

COMMUNICATIONS EQUIPMENT--0.5%
  Cisco Systems, Inc. (b)                         25,000            575,000
                                                               ------------

COMPUTER HARDWARE--2.0%
  Dell, Inc. (b)                                  47,900          1,094,036
  Hewlett-Packard Co.                              9,800            359,562
  International Business Machines
    Corp.                                          7,500            614,550
                                                               ------------
                                                                  2,068,148
                                                               ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
  Affiliated Computer Services,
    Inc. Class A (b)                               6,000            311,160
  First Data Corp.                                16,200            680,400
                                                               ------------
                                                                    991,560
                                                               ------------

DEPARTMENT STORES--0.5%
  Federated Department Stores, Inc.               12,600            544,446
                                                               ------------

DIVERSIFIED BANKS--4.1%
  U.S. Bancorp                                    13,100            435,182
  Wachovia Corp.                                  37,000          2,064,600
  Wells Fargo & Co.                               50,800          1,837,944
                                                               ------------
                                                                  4,337,726
                                                               ------------

DIVERSIFIED CHEMICALS--2.2%
  Du Pont (E.I.) de Nemours & Co.                 54,600          2,339,064
                                                               ------------


                                                 SHARES           VALUE
                                                 -------       ------------

ELECTRIC UTILITIES--0.9%
  American Electric Power Co., Inc.               20,300       $    738,311
  FirstEnergy Corp.                                3,600            201,096
                                                               ------------
                                                                    939,407
                                                               ------------

HEALTH CARE DISTRIBUTORS--0.8%
  Cardinal Health, Inc.                           12,900            848,046
                                                               ------------

HEALTH CARE EQUIPMENT--0.6%
  Boston Scientific Corp. (b)                     41,500            613,785
                                                               ------------

HOME IMPROVEMENT RETAIL--0.3%
  Lowe's Cos., Inc.                                9,300            260,958
                                                               ------------

HOUSEHOLD PRODUCTS--1.8%
  Kimberly-Clark Corp.                            29,600          1,934,656
                                                               ------------

HYPERMARKETS & SUPER CENTERS--2.2%
  Wal-Mart Stores, Inc.                           46,000          2,268,720
                                                               ------------

INDUSTRIAL CONGLOMERATES--0.6%
  General Electric Co.                            16,800            593,040
                                                               ------------

INTEGRATED TELECOMMUNICATION SERVICES--6.9%
  AT&T, Inc.                                      97,600          3,177,856
  Embarq Corp.                                     4,370            211,377
  Verizon Communications, Inc.                   102,500          3,805,825
                                                               ------------
                                                                  7,195,058
                                                               ------------

INVESTMENT BANKING & BROKERAGE--1.0%
  Merrill Lynch & Co., Inc.                       13,900          1,087,258
                                                               ------------

LIFE & HEALTH INSURANCE--1.8%
  AFLAC, Inc.                                     10,600            485,056
  MetLife, Inc.                                   12,400            702,832
  Torchmark Corp.                                 10,400            656,344
                                                               ------------
                                                                  1,844,232
                                                               ------------

MOVIES & ENTERTAINMENT--5.1%
  News Corp. Class B                              41,300            852,432
  Time Warner, Inc.                              102,700          1,872,221
  Viacom, Inc. Class B (b)                        39,100          1,453,738
  Walt Disney Co. (The)                           38,100          1,177,671
                                                               ------------
                                                                  5,356,062
                                                               ------------

MULTI-LINE INSURANCE--1.5%
  American International Group, Inc.              14,000            927,640
  Genworth Financial, Inc. Class A                 8,500            297,585

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                (FORMERLY PHOENIX-ENGEMANN VALUE EQUITY SERIES)

                                                 SHARES           VALUE
                                                 -------       ------------

MULTI-LINE INSURANCE--(CONTINUED)
  Hartford Financial Services
    Group, Inc. (The)                              3,700       $    320,975
                                                               ------------
                                                                  1,546,200
                                                               ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--8 0%
  Bank of America Corp.                           69,900          3,744,543
  Citigroup, Inc.                                 69,900          3,471,933
  JPMorgan Chase & Co.                            25,100          1,178,696
                                                               ------------
                                                                  8,395,172
                                                               ------------

PACKAGED FOODS & MEATS--1.5%
  Kraft Foods, Inc. Class A                       42,700          1,522,682
                                                               ------------

PAPER PRODUCTS--3.6%
  International Paper Co.                        109,500          3,791,985
                                                               ------------

PHARMACEUTICALS--10.2%
  Abbott Laboratories                             25,300          1,228,568
  Bristol-Myers Squibb Co.                       108,800          2,711,296
  Lilly (Eli) & Co.                               23,400          1,333,800
  Pfizer, Inc.                                    62,600          1,775,336
  Schering-Plough Corp.                           87,100          1,924,039
  Wyeth                                           34,700          1,764,148
                                                               ------------
                                                                 10,737,187
                                                               ------------

PROPERTY & CASUALTY INSURANCE--3.4%
  Berkshire Hathaway, Inc. Class A (b)                 7            670,600
  Chubb Corp. (The)                               36,500          1,896,540
  St. Paul Travelers Cos., Inc. (The)             20,100            942,489
                                                               ------------
                                                                  3,509,629
                                                               ------------

PUBLISHING & PRINTING--0.4%
  Gannett Co., Inc.                                7,600            431,908
                                                               ------------

REGIONAL BANKS--1.7%
  PNC Financial Services Group,
    Inc. (The)                                    17,800          1,289,432
  SunTrust Banks, Inc.                             5,900            455,952
                                                               ------------
                                                                  1,745,384
                                                               ------------

SEMICONDUCTOR EQUIPMENT--0.4%
  KLA-Tencor Corp.                                10,200            453,594
                                                               ------------

SEMICONDUCTORS--1.2%
  Intel Corp.                                     61,600          1,267,112
                                                               ------------

SOFT DRINKS--1.7%
  Coca-Cola Co. (The)                             39,600          1,769,328
                                                               ------------

SPECIALTY CHEMICALS--0.7%
  Rohm and Haas Co.                               15,300            724,455
                                                               ------------


                                                 SHARES           VALUE
                                                 -------       ------------

SYSTEMS SOFTWARE--0.7%
  McAfee, Inc. (b)                                13,700       $    335,102
  Microsoft Corp.                                 14,600            399,018
                                                               ------------
                                                                    734,120
                                                               ------------

THRIFTS & MORTGAGE FINANCE--4.5%
  Fannie Mae                                       8,500            475,235
  Freddie Mac                                     63,200          4,192,056
                                                               ------------
                                                                  4,667,291
                                                               ------------

TOBACCO--1.4%
  Altria Group, Inc.                              19,100          1,462,105
                                                               ------------

WIRELESS TELECOMMUNICATION SERVICES--1.6%
  Sprint Nextel Corp.                             99,600          1,708,140
                                                               ------------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $80,648,194)                                  87,837,112
                                                               ------------

FOREIGN COMMON STOCKS(c)--8.3%

DIVERSIFIED BANKS--0.2%
  Barclays plc Sponsored ADR
    (United Kingdom)                               4,100            208,157
                                                               ------------

INTEGRATED OIL & GAS--0.6%
  Total SA Sponsored ADR (France)                  8,900            586,866
                                                               ------------

PACKAGED FOODS & MEATS--2.1%
  Cadbury Schweppes plc Sponsored
    ADR (United Kingdom)                          11,700            500,409
  Unilever N.V. NY Registered
    Shares (Netherlands)                          69,200          1,698,168
                                                               ------------
                                                                  2,198,577
                                                               ------------

PHARMACEUTICALS--5.4%
  GlaxoSmithKline plc ADR (United
    Kingdom)                                      54,900          2,922,327
  Roche Holding AG Sponsored ADR
    (Switzerland)                                 20,200          1,741,394
  Sanofi-Aventis ADR (France)                     22,800          1,013,916
                                                               ------------
                                                                  5,677,637
                                                               ------------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $8,383,919)                                    8,671,237
                                                               ------------

TOTAL LONG TERM INVESTMENTS--92.1%
  (Identified Cost $89,032,113)                                  96,508,349
                                                               ------------

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                (FORMERLY PHOENIX-ENGEMANN VALUE EQUITY SERIES)

                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------       ------------

SHORT-TERM INVESTMENTS--7.9%

FEDERAL AGENCY SECURITIES(d)--7.9%
  FHLB 4.75%, 10/2/06                            $ 8,300       $  8,298,905
                                                               ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $8,298,905)                                    8,298,905
                                                               ------------

TOTAL INVESTMENTS--100.0%
  (Identified cost $97,331,018)                                 104,807,254(a)
  Other assets and liabilities, net--0.0%                           (16,579)
                                                               ------------
NET ASSETS--100.0%                                             $104,790,675
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,370,753 and gross depreciation of $2,246,019 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $97,682,520.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
              (FORMERLY ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES)

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                                 SHARES            VALUE
                                                 -------        -----------

DOMESTIC COMMON STOCKS--98.8%

ADVERTISING--0.2%
  Interpublic Group of Cos., Inc. (The) (b)        3,614        $    35,779
  Omnicom Group, Inc.                              1,409            131,882
                                                                -----------
                                                                    167,661
                                                                -----------

AEROSPACE & DEFENSE--2.4%
  Boeing Co. (The)                                 6,517            513,865
  General Dynamics Corp.                           3,300            236,511
  Goodrich Corp.                                   1,030             41,736
  Honeywell International, Inc.                    6,714            274,603
  L-3 Communications Holdings, Inc.                1,009             79,035
  Lockheed Martin Corp.                            2,920            251,295
  Northrop Grumman Corp.                           2,825            192,298
  Raytheon Co.                                     3,679            176,629
  Rockwell Collins, Inc.                           1,400             76,776
  United Technologies Corp.                        8,293            525,361
                                                                -----------
                                                                  2,368,109
                                                                -----------

AGRICULTURAL PRODUCTS--0.2%
  Archer-Daniels-Midland Co.                       5,376            203,643
                                                                -----------

AIR FREIGHT & LOGISTICS--0.9%
  FedEx Corp.                                      2,512            273,004
  United Parcel Service, Inc. Class B              8,863            637,604
                                                                -----------
                                                                    910,608
                                                                -----------

AIRLINES--0.1%
  Southwest Airlines Co.                           6,445            107,374
                                                                -----------

ALUMINUM--0.2%
  Alcoa, Inc.                                      7,108            199,308
                                                                -----------

APPAREL RETAIL--0.3%
  Gap, Inc. (The)                                  4,415             83,664
  Limited Brands, Inc.                             2,780             73,642
  TJX Cos., Inc. (The)                             3,685            103,291
                                                                -----------
                                                                    260,597
                                                                -----------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
  Coach, Inc. (b)                                  3,000            103,200
  Hanesbrands, Inc. (b)                                1                  6
  Jones Apparel Group, Inc.                          925             30,007
  Liz Claiborne, Inc.                                846             33,425
  VF Corp.                                           728             53,108
                                                                -----------
                                                                    219,746
                                                                -----------


                                                 SHARES            VALUE
                                                 -------        -----------

APPLICATION SOFTWARE--0.4%
  Adobe Systems, Inc. (b)                          4,749        $   177,850
  Autodesk, Inc. (b)                               1,900             66,082
  Citrix Systems, Inc. (b)                         1,510             54,677
  Compuware Corp. (b)                              3,054             23,791
  Intuit, Inc. (b)                                 2,802             89,916
  Parametric Technology Corp. (b)                    915             15,976
                                                                -----------
                                                                    428,292
                                                                -----------

ASSET MANAGEMENT & CUSTODY BANKS--1.1%
  Ameriprise Financial, Inc.                       1,999             93,753
  Bank of New York Co., Inc. (The)                 6,257            220,622
  Federated Investors, Inc. Class B                  743             25,121
  Franklin Resources, Inc.                         1,367            144,560
  Janus Capital Group, Inc.                        1,694             33,406
  Legg Mason, Inc.                                 1,080            108,929
  Mellon Financial Corp.                           3,373            131,884
  Northern Trust Corp.                             1,530             89,398
  State Street Corp.                               2,710            169,104
  T. Rowe Price Group, Inc.                        2,145            102,638
                                                                -----------
                                                                  1,119,415
                                                                -----------

AUTO PARTS & EQUIPMENT--0.1%
  Johnson Controls, Inc.                           1,610            115,501
                                                                -----------

AUTOMOBILE MANUFACTURERS--0.3%
  Ford Motor Co.                                  15,422            124,764
  General Motors Corp.                             4,640            154,326
                                                                -----------
                                                                    279,090
                                                                -----------

AUTOMOTIVE RETAIL--0.1%
  AutoNation, Inc. (b)                             1,257             26,271
  AutoZone, Inc. (b)                                 440             45,452
                                                                -----------
                                                                     71,723
                                                                -----------

BIOTECHNOLOGY--1.3%
  Amgen, Inc. (b)                                  9,597            686,474
  Biogen Idec, Inc. (b)                            2,817            125,864
  Genzyme Corp. (b)                                2,143            144,588
  Gilead Sciences, Inc. (b)                        3,746            257,350
  MedImmune, Inc. (b)                              1,963             57,339
                                                                -----------
                                                                  1,271,615
                                                                -----------

BREWERS--0.3%
  Anheuser-Busch Cos., Inc.                        6,310            299,788

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
              (FORMERLY ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES)

                                                 SHARES            VALUE
                                                 -------        -----------

BREWERS--(CONTINUED)
  Molson Coors Brewing Co. Class B                   374        $    25,769
                                                                -----------
                                                                    325,557
                                                                -----------

BROADCASTING & CABLE TV--1.1%
  CBS Corp. Class B                                6,400            180,288
  Clear Channel Communications,
    Inc.                                           4,069            117,391
  Comcast Corp. Class A (b)                       17,159            632,309
  Scripps (E.W.) Co. (The) Class A                   680             32,593
  Univision Communications, Inc.
    Class A (b)                                    2,057             70,637
                                                                -----------
                                                                  1,033,218
                                                                -----------

BUILDING PRODUCTS--0.2%
  American Standard Cos., Inc.                     1,440             60,437
  Masco Corp.                                      3,264             89,499
                                                                -----------
                                                                    149,936
                                                                -----------

CASINOS & GAMING--0.2%
  Harrah's Entertainment, Inc.                     1,524            101,239
  International Game Technology                    2,783            115,495
                                                                -----------
                                                                    216,734
                                                                -----------

COAL & CONSUMABLE FUELS--0.1%
  Consol Energy, Inc.                              1,503             47,690
                                                                -----------

COMMERCIAL PRINTING--0.1%
  Donnelley (R.R.) & Sons Co.                      1,773             58,438
                                                                -----------

COMMUNICATIONS EQUIPMENT--2.8%
  ADC Telecommunications, Inc. (b)                   961             14,415
  Andrew Corp. (b)                                   509              4,698
  Avaya, Inc. (b)                                  3,747             42,866
  CIENA Corp. (b)                                    692             18,865
  Cisco Systems, Inc. (b)                         50,051          1,151,173
  Comverse Technology, Inc. (b)                    1,656             35,505
  Corning, Inc. (b)                               12,789            312,179
  JDS Uniphase Corp. (b)                          13,814             30,253
  Juniper Networks, Inc. (b)                       4,640             80,179
  Lucent Technologies, Inc. (b)                   36,748             85,990
  Motorola, Inc.                                  20,088            502,200
  QUALCOMM, Inc.                                  13,544            492,324
  Tellabs, Inc. (b)                                3,671             40,234
                                                                -----------
                                                                  2,810,881
                                                                -----------

COMPUTER & ELECTRONICS RETAIL--0.2%
  Best Buy Co., Inc.                               3,333            178,516
  Circuit City Stores, Inc.                        1,156             29,027
  RadioShack Corp.                                 1,113             21,481
                                                                -----------
                                                                    229,024
                                                                -----------


                                                 SHARES            VALUE
                                                 -------        -----------

COMPUTER HARDWARE--3.0%
  Apple Computer, Inc. (b)                         6,973        $   537,130
  Dell, Inc. (b)                                  18,625            425,395
  Hewlett-Packard Co.                             22,457            823,947
  International Business Machines
    Corp.                                         12,477          1,022,366
  NCR Corp. (b)                                    1,477             58,312
  Sun Microsystems, Inc. (b)                      28,772            142,997
                                                                -----------
                                                                  3,010,147
                                                                -----------

COMPUTER STORAGE & PERIPHERALS--0.5%
  EMC Corp. (b)                                   18,845            225,763
  Lexmark International, Inc. Class
    A (b)                                            822             47,396
  Network Appliance, Inc. (b)                      3,053            112,992
  QLogic Corp. (b)                                 1,306             24,683
  SanDisk Corp. (b)                                1,607             86,039
                                                                -----------
                                                                    496,873
                                                                -----------

CONSTRUCTION & ENGINEERING--0.1%
  Fluor Corp.                                        720             55,361
                                                                -----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.7%
  Caterpillar, Inc.                                5,376            353,741
  Cummins, Inc.                                      430             51,269
  Deere & Co.                                      1,896            159,093
  Navistar International Corp. (b)                   500             12,910
  PACCAR, Inc.                                     2,040            116,321
                                                                -----------
                                                                    693,334
                                                                -----------

CONSTRUCTION MATERIALS--0.1%
  Vulcan Materials Co.                               791             61,896
                                                                -----------

CONSUMER ELECTRONICS--0.1%
  Harman International Industries,
    Inc.                                             540             45,058
                                                                -----------

CONSUMER FINANCE--0.9%
  American Express Co.                             9,961            558,613
  Capital One Financial Corp.                      2,510            197,436
  SLM Corp.                                        3,362            174,757
                                                                -----------
                                                                    930,806
                                                                -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
  Affiliated Computer Services,
    Inc. Class A (b)                                 980             50,823
  Automatic Data Processing, Inc.                  4,555            215,634
  Computer Sciences Corp. (b)                      1,408             69,161
  Convergys Corp. (b)                              1,140             23,541
  Electronic Data Systems Corp.                    4,244            104,063
  First Data Corp.                                 6,270            263,340
  Fiserv, Inc. (b)                                 1,429             67,291
  Paychex, Inc.                                    2,775            102,259

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
              (FORMERLY ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES)

                                                 SHARES            VALUE
                                                 -------        -----------

DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
  Sabre Holdings Corp. Class A                     1,081        $    25,284
                                                                -----------
                                                                    921,396
                                                                -----------

DEPARTMENT STORES--0.7%
  Dillard's, Inc. Class A                            500             16,365
  Federated Department Stores, Inc.                4,456            192,544
  Kohl's Corp. (b)                                 2,684            174,245
  Nordstrom, Inc.                                  1,873             79,228
  Penney (J.C.) Co., Inc.                          1,838            125,701
  Sears Holdings Corp. (b)                           682            107,817
                                                                -----------
                                                                    695,900
                                                                -----------

DISTILLERS & VINTNERS--0.1%
  Brown-Forman Corp. Class B                         644             49,362
  Constellation Brands, Inc. Class A (b)           1,729             49,761
                                                                -----------
                                                                     99,123
                                                                -----------

DISTRIBUTORS--0.1%
  Genuine Parts Co.                                1,410             60,813
                                                                -----------

DIVERSIFIED BANKS--2.3%
  Comerica, Inc.                                   1,330             75,704
  U.S. Bancorp                                    14,571            484,049
  Wachovia Corp.                                  13,032            727,185
  Wells Fargo & Co.                               27,608            998,857
                                                                -----------
                                                                  2,285,795
                                                                -----------

DIVERSIFIED CHEMICALS--0.8%
  Ashland, Inc.                                      519             33,102
  Dow Chemical Co. (The)                           7,866            306,617
  Du Pont (E.I.) de Nemours & Co.                  7,558            323,785
  Eastman Chemical Co.                               670             36,193
  Hercules, Inc. (b)                                 920             14,508
  PPG Industries, Inc.                             1,360             91,229
                                                                -----------
                                                                    805,434
                                                                -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
  Cintas Corp.                                     1,120             45,730
  Equifax, Inc.                                    1,038             38,105
                                                                -----------
                                                                     83,835
                                                                -----------

DIVERSIFIED METALS & MINING--0.2%
  Freeport-McMoRan Copper & Gold,
    Inc. Class B (Indonesia)                       1,611             85,802
  Phelps Dodge Corp.                               1,672            141,618
                                                                -----------
                                                                    227,420
                                                                -----------

DIVERSIFIED REIT'S--0.1%
  Vornado Realty Trust                               999            108,891
                                                                -----------


                                                 SHARES            VALUE
                                                 -------        -----------

DRUG RETAIL--0.6%
  CVS Corp.                                        6,735        $   216,328
  Walgreen Co.                                     8,265            366,884
                                                                -----------
                                                                    583,212
                                                                -----------

EDUCATION SERVICES--0.1%
  Apollo Group, Inc. Class A (b)                   1,140             56,134
                                                                -----------

ELECTRIC UTILITIES--1.5%
  Allegheny Energy, Inc. (b)                       1,340             53,828
  American Electric Power Co., Inc.                3,230            117,475
  Edison International                             2,671            111,220
  Entergy Corp.                                    1,708            133,617
  Exelon Corp.                                     5,489            332,304
  FirstEnergy Corp.                                2,704            151,045
  FPL Group, Inc.                                  3,316            149,220
  Pinnacle West Capital Corp.                        810             36,491
  PPL Corp.                                        3,124            102,780
  Progress Energy, Inc.                            2,077             94,254
  Southern Co. (The)                               6,086            209,724
                                                                -----------
                                                                  1,491,958
                                                                -----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
  American Power Conversion Corp.                  1,390             30,525
  Cooper Industries Ltd. Class A                     751             64,000
  Emerson Electric Co.                             3,343            280,344
  Rockwell Automation, Inc.                        1,442             83,780
                                                                -----------
                                                                    458,649
                                                                -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
  Agilent Technologies, Inc. (b)                   3,351            109,544
  Symbol Technologies, Inc.                        2,082             30,939
  Tektronix, Inc.                                    680             19,672
                                                                -----------
                                                                    160,155
                                                                -----------

ELECTRONIC MANUFACTURING SERVICES--0.1%
  Jabil Circuit, Inc.                              1,514             43,255
  Molex, Inc.                                      1,160             45,205
  Sanmina-SCI Corp. (b)                            4,369             16,340
  Solectron Corp. (b)                              7,498             24,444
                                                                -----------
                                                                    129,244
                                                                -----------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
  Allied Waste Industries, Inc. (b)                2,080             23,442
  Waste Management, Inc.                           4,431            162,529
                                                                -----------
                                                                    185,971
                                                                -----------

FERTILIZERS & AGRICULTURAL CHEMICALS--0 2%
  Monsanto Co.                                     4,450            209,194
                                                                -----------

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
              (FORMERLY ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES)

                                                 SHARES            VALUE
                                                 -------        -----------

FOOD DISTRIBUTORS--0.2%
  Sysco Corp.                                      5,071        $   169,625
                                                                -----------

FOOD RETAIL--0.4%
  Kroger Co. (The)                                 5,924            137,081
  Safeway, Inc.                                    3,645            110,626
  SUPERVALU, Inc.                                  1,735             51,443
  Whole Foods Market, Inc.                         1,150             68,344
                                                                -----------
                                                                    367,494
                                                                -----------

FOOTWEAR--0.1%
  Nike, Inc. Class B                               1,570            137,563
                                                                -----------

FOREST PRODUCTS--0.1%
  Louisiana-Pacific Corp.                            863             16,199
  Weyerhaeuser Co.                                 2,010            123,675
                                                                -----------
                                                                    139,874
                                                                -----------

GAS UTILITIES--0.0%
  Nicor, Inc.                                        360             15,394
  Peoples Energy Corp.                               310             12,601
                                                                -----------
                                                                     27,995
                                                                -----------

GENERAL MERCHANDISE STORES--0.5%
  Big Lots, Inc. (b)                                 893             17,690
  Dollar General Corp.                             2,558             34,866
  Family Dollar Stores, Inc.                       1,250             36,550
  Target Corp.                                     7,040            388,960
                                                                -----------
                                                                    478,066
                                                                -----------

GOLD--0.2%
  Newmont Mining Corp.                             3,687            157,619
                                                                -----------

HEALTH CARE DISTRIBUTORS--0.5%
  AmerisourceBergen Corp.                          1,653             74,716
  Cardinal Health, Inc.                            3,325            218,585
  McKesson Corp.                                   2,454            129,375
  Patterson Cos., Inc. (b)                         1,139             38,282
                                                                -----------
                                                                    460,958
                                                                -----------

HEALTH CARE EQUIPMENT--1.5%
  Bard (C.R.), Inc.                                  840             63,000
  Baxter International, Inc.                       5,349            243,166
  Becton, Dickinson & Co.                          2,006            141,764
  Biomet, Inc.                                     2,007             64,605
  Boston Scientific Corp. (b)                      9,658            142,842
  Hospira, Inc. (b)                                1,287             49,254
  Medtronic, Inc.                                  9,423            437,604
  St. Jude Medical, Inc. (b)                       2,891            102,023
  Stryker Corp.                                    2,433            120,652


                                                 SHARES            VALUE
                                                 -------        -----------

HEALTH CARE EQUIPMENT--(CONTINUED)
  Zimmer Holdings, Inc. (b)                        1,990        $   134,325
                                                                -----------
                                                                  1,499,235
                                                                -----------

HEALTH CARE FACILITIES--0.3%
  HCA, Inc.                                        3,476            173,418
  Health Management Associates,
    Inc. Class A                                   1,970             41,173
  Manor Care, Inc.                                   600             31,368
  Tenet Healthcare Corp. (b)                       3,864             31,453
                                                                -----------
                                                                    277,412
                                                                -----------

HEALTH CARE SERVICES--0.6%
  Caremark Rx, Inc.                                3,500            198,345
  Express Scripts, Inc. (b)                        1,129             85,229
  Laboratory Corporation of America
    Holdings (b)                                   1,030             67,537
  Medco Health Solutions, Inc. (b)                 2,410            144,865
  Quest Diagnostics, Inc.                          1,320             80,731
                                                                -----------
                                                                    576,707
                                                                -----------

HEALTH CARE SUPPLIES--0.0%
  Bausch & Lomb, Inc.                                441             22,107
                                                                -----------

HEALTH CARE TECHNOLOGY--0.0%
  IMS Health, Inc.                                 1,652             44,009
                                                                -----------

HOME ENTERTAINMENT SOFTWARE--0.1%
  Electronic Arts, Inc. (b)                        2,514            139,979
                                                                -----------

HOME FURNISHINGS--0.0%
  Leggett & Platt, Inc.                            1,481             37,069
                                                                -----------

HOME IMPROVEMENT RETAIL--1.0%
  Home Depot, Inc. (The)                          16,923            613,797
  Lowe's Cos., Inc.                               12,527            351,508
  Sherwin-Williams Co. (The)                         924             51,541
                                                                -----------
                                                                  1,016,846
                                                                -----------

HOMEBUILDING--0.2%
  Centex Corp.                                       970             51,041
  Horton (D.R.), Inc.                              2,233             53,480
  KB Home                                            644             28,207
  Lennar Corp. Class A                             1,130             51,133
  Pulte Homes, Inc.                                1,736             55,309
                                                                -----------
                                                                    239,170
                                                                -----------

HOMEFURNISHING RETAIL--0.1%
  Bed Bath & Beyond, Inc. (b)                      2,314             88,534
                                                                -----------

HOTELS, RESORTS & CRUISE LINES--0.5%
  Carnival Corp.                                   3,648            171,565

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
              (FORMERLY ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES)

                                                 SHARES            VALUE
                                                 -------        -----------

HOTELS, RESORTS & CRUISE LINES--(CONTINUED)
  Hilton Hotels Corp.                              3,163        $    88,090
  Marriott International, Inc.
    Class A                                        2,817            108,849
  Starwood Hotels & Resorts
    Worldwide, Inc.                                1,786            102,141
  Wyndham Worldwide Corp. (b)                      1,650             46,151
                                                                -----------
                                                                    516,796
                                                                -----------

HOUSEHOLD APPLIANCES--0.2%
  Black & Decker Corp. (The)                         607             48,165
  Snap-on, Inc.                                      470             20,938
  Stanley Works (The)                                663             33,051
  Whirlpool Corp.                                    641             53,915
                                                                -----------
                                                                    156,069
                                                                -----------

HOUSEHOLD PRODUCTS--2.2%
  Clorox Co. (The)                                 1,240             78,120
  Colgate-Palmolive Co.                            4,234            262,931
  Kimberly-Clark Corp.                             3,757            245,558
  Procter & Gamble Co. (The)                      26,032          1,613,463
                                                                -----------
                                                                  2,200,072
                                                                -----------

HOUSEWARES & SPECIALTIES--0.2%
  Fortune Brands, Inc.                             1,237             92,911
  Newell Rubbermaid, Inc.                          2,270             64,286
                                                                -----------
                                                                    157,197
                                                                -----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.1%
  Monster Worldwide, Inc. (b)                      1,052             38,072
  Robert Half International, Inc.                  1,410             47,898
                                                                -----------
                                                                     85,970
                                                                -----------

HYPERMARKETS & SUPER CENTERS--1.2%
  Costco Wholesale Corp.                           3,830            190,274
  Wal-Mart Stores, Inc.                           20,167            994,637
                                                                -----------
                                                                  1,184,911
                                                                -----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
  AES Corp. (The) (b)                              5,423            110,575
  Constellation Energy Group, Inc.                 1,473             87,202
  Dynegy, Inc. Class A (b)                         3,101             17,179
  TXU Corp.                                        3,783            236,513
                                                                -----------
                                                                    451,469
                                                                -----------

INDUSTRIAL CONGLOMERATES--3.6%
  3M Co.                                           6,176            459,618
  General Electric Co.                            84,641          2,987,827
  Textron, Inc.                                    1,035             90,563
                                                                -----------
                                                                  3,538,008
                                                                -----------


                                                 SHARES            VALUE
                                                 -------        -----------

INDUSTRIAL GASES--0.3%
  Air Products and Chemicals, Inc.                 1,810        $   120,130
  Praxair, Inc.                                    2,643            156,360
                                                                -----------
                                                                    276,490
                                                                -----------

INDUSTRIAL MACHINERY--0.6%
  Danaher Corp.                                    1,940            133,220
  Dover Corp.                                      1,660             78,750
  Eaton Corp.                                      1,230             84,685
  Illinois Tool Works, Inc.                        3,445            154,680
  ITT Corp.                                        1,514             77,623
  Pall Corp.                                       1,023             31,519
  Parker-Hannifin Corp.                              986             76,642
                                                                -----------
                                                                    637,119
                                                                -----------

INDUSTRIAL REIT'S--0.1%
  ProLogis                                         2,010            114,691
                                                                -----------

INSURANCE BROKERS--0.2%
  AON Corp.                                        2,578             87,317
  Marsh & McLennan Cos., Inc.                      4,513            127,041
                                                                -----------
                                                                    214,358
                                                                -----------

INTEGRATED OIL & GAS--6.0%
  Chevron Corp.                                   18,021          1,168,842
  ConocoPhillips                                  13,510            804,250
  Exxon Mobil Corp.                               48,742          3,270,588
  Hess Corp.                                       1,978             81,929
  Marathon Oil Corp.                               2,937            225,855
  Murphy Oil Corp.                                 1,532             72,847
  Occidental Petroleum Corp.                       7,064            339,849
                                                                -----------
                                                                  5,964,160
                                                                -----------

INTEGRATED TELECOMMUNICATION SERVICES--2.9%
  AT&T, Inc.                                      31,846          1,036,906
  BellSouth Corp.                                 14,888            636,462
  CenturyTel, Inc.                                   954             37,845
  Citizens Communications Co.                      2,630             36,925
  Embarq Corp.                                     1,223             59,156
  Qwest Communications
    International, Inc. (b)                       13,122            114,424
  Verizon Communications, Inc.                    23,766            882,432
  Windstream Corp.                                 3,870             51,045
                                                                -----------
                                                                  2,855,195
                                                                -----------

INTERNET RETAIL--0.1%
  Amazon.com, Inc. (b)                             2,576             82,741
                                                                -----------

INTERNET SOFTWARE & SERVICES--1.3%
  eBay, Inc. (b)                                   9,632            273,164
  Google, Inc. Class A (b)                         1,747            702,119

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
              (FORMERLY ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES)

                                                 SHARES            VALUE
                                                 -------        -----------

INTERNET SOFTWARE & SERVICES--(CONTINUED)
  VeriSign, Inc. (b)                               2,010        $    40,602
  Yahoo!, Inc. (b)                                10,192            257,654
                                                                -----------
                                                                  1,273,539
                                                                -----------

INVESTMENT BANKING & BROKERAGE--2.5%
  Bear Stearns Cos., Inc. (The)                      987            138,279
  Charles Schwab Corp. (The)                       8,479            151,774
  E*TRADE Financial Corp. (b)                      3,500             83,720
  Goldman Sachs Group, Inc. (The)                  3,539            598,693
  Lehman Brothers Holdings, Inc.                   4,405            325,353
  Merrill Lynch & Co., Inc.                        7,268            568,503
  Morgan Stanley                                   8,789            640,806
                                                                -----------
                                                                  2,507,128
                                                                -----------

IT CONSULTING & OTHER SERVICES--0.0%
  Unisys Corp. (b)                                 2,819             15,956
                                                                -----------

LEISURE PRODUCTS--0.1%
  Brunswick Corp.                                    760             23,704
  Hasbro, Inc.                                     1,341             30,508
  Mattel, Inc.                                     3,099             61,050
                                                                -----------
                                                                    115,262
                                                                -----------

LIFE & HEALTH INSURANCE--1.2%
  AFLAC, Inc.                                      4,069            186,198
  Lincoln National Corp.                           2,354            146,136
  MetLife, Inc.                                    6,230            353,117
  Principal Financial Group, Inc.
    (The)                                          2,208            119,850
  Prudential Financial, Inc.                       3,976            303,170
  Torchmark Corp.                                    820             51,750
  UnumProvident Corp.                              2,808             54,447
                                                                -----------
                                                                  1,214,668
                                                                -----------

LIFE SCIENCES TOOLS & SERVICES--0.3%
  Applera Corp. - Applied
    Biosystems Group                               1,494             49,466
  Fisher Scientific International,
    Inc. (b)                                       1,020             79,805
  Millipore Corp. (b)                                440             26,972
  PerkinElmer, Inc.                                1,030             19,498
  Thermo Electron Corp. (b)                        1,292             50,815
  Waters Corp. (b)                                   840             38,035
                                                                -----------
                                                                    264,591
                                                                -----------

MANAGED HEALTH CARE--1.4%
  Aetna, Inc.                                      4,491            177,619
  CIGNA Corp.                                        909            105,735
  Coventry Health Care, Inc. (b)                   1,303             67,131
  Humana, Inc. (b)                                 1,350             89,221
  UnitedHealth Group, Inc.                        11,044            543,365


                                                 SHARES            VALUE
                                                 -------        -----------

MANAGED HEALTH CARE--(CONTINUED)
  WellPoint, Inc. (b)                              5,082        $   391,568
                                                                -----------
                                                                  1,374,639
                                                                -----------

METAL & GLASS CONTAINERS--0.1%
  Ball Corp.                                         860             34,787
  Pactiv Corp. (b)                                 1,131             32,143
                                                                -----------
                                                                     66,930
                                                                -----------

MOTORCYCLE MANUFACTURERS--0.1%
  Harley-Davidson, Inc.                            2,150            134,912
                                                                -----------

MOVIES & ENTERTAINMENT--1.8%
  News Corp. Class A                              19,158            376,455
  Time Warner, Inc.                               33,345            607,879
  Viacom, Inc. Class B (b)                         5,817            216,276
  Walt Disney Co. (The)                           17,137            529,705
                                                                -----------
                                                                  1,730,315
                                                                -----------

MULTI-LINE INSURANCE--1.9%
  American International Group,
    Inc.                                          21,307          1,411,802
  Genworth Financial, Inc. Class A                 3,731            130,623
  Hartford Financial Services
    Group, Inc. (The)                              2,495            216,441
  Loews Corp.                                      3,748            142,049
                                                                -----------
                                                                  1,900,915
                                                                -----------

MULTI-UTILITIES--1.4%
  Ameren Corp.                                     1,688             89,110
  CenterPoint Energy, Inc.                         2,560             36,659
  CMS Energy Corp. (b)                             1,817             26,237
  Consolidated Edison, Inc.                        2,021             93,370
  Dominion Resources, Inc.                         2,893            221,286
  DTE Energy Co.                                   1,457             60,480
  Duke Energy Corp.                               10,273            310,245
  KeySpan Corp.                                    1,440             59,242
  NiSource, Inc.                                   2,240             48,698
  PG&E Corp.                                       2,854            118,869
  Public Service Enterprise Group,
    Inc.                                           2,064            126,296
  Sempra Energy                                    2,142            107,635
  TECO Energy, Inc.                                1,713             26,808
  Xcel Energy, Inc.                                3,329             68,744
                                                                -----------
                                                                  1,393,679
                                                                -----------

OFFICE ELECTRONICS--0.1%
  Xerox Corp. (b)                                  8,020            124,791
                                                                -----------

OFFICE REIT'S--0.2%
  Boston Properties, Inc.                            937             96,830

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
              (FORMERLY ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES)

                                                 SHARES            VALUE
                                                 -------        -----------

OFFICE REIT'S--(CONTINUED)
  Equity Office Properties Trust                   2,871        $   114,151
                                                                -----------
                                                                    210,981
                                                                -----------

OFFICE SERVICES & SUPPLIES--0.1%
  Avery Dennison Corp.                               774             46,571
  Pitney Bowes, Inc.                               1,816             80,576
                                                                -----------
                                                                    127,147
                                                                -----------

OIL & GAS DRILLING--0.3%
  Noble Corp.                                      1,125             72,203
  Rowan Cos., Inc.                                   910             28,783
  Transocean, Inc. (b)                             2,583            189,153
                                                                -----------
                                                                    290,139
                                                                -----------

OIL & GAS EQUIPMENT & SERVICES--1.4%
  Baker Hughes, Inc.                               2,697            183,935
  BJ Services Co.                                  2,453             73,909
  Halliburton Co.                                  8,454            240,516
  National Oilwell Varco, Inc. (b)                 1,438             84,195
  Schlumberger Ltd.                                9,708            602,187
  Smith International, Inc.                        1,500             58,200
  Weatherford International Ltd. (b)               2,837            118,360
                                                                -----------
                                                                  1,361,302
                                                                -----------

OIL & GAS EXPLORATION & PRODUCTION--0.9%
  Anadarko Petroleum Corp.                         3,767            165,108
  Apache Corp.                                     2,699            170,577
  Chesapeake Energy Corp.                          3,102             89,896
  Devon Energy Corp.                               3,616            228,350
  EOG Resources, Inc.                              1,989            129,384
  XTO Energy, Inc.                                 2,999            126,348
                                                                -----------
                                                                    909,663
                                                                -----------

OIL & GAS REFINING & MARKETING--0.3%
  Sunoco, Inc.                                     1,069             66,481
  Valero Energy Corp.                              5,025            258,637
                                                                -----------
                                                                    325,118
                                                                -----------

OIL & GAS STORAGE & TRANSPORTATION--0.3%
  El Paso Corp.                                    5,706             77,830
  Kinder Morgan, Inc.                                878             92,058
  Williams Cos., Inc. (The)                        4,890            116,724
                                                                -----------
                                                                    286,612
                                                                -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--5 4%
  Bank of America Corp.                           37,107          1,987,822
  Citigroup, Inc.                                 40,535          2,013,373


                                                 SHARES            VALUE
                                                 -------        -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
  JPMorgan Chase & Co.                            28,462        $ 1,336,576
                                                                -----------
                                                                  5,337,771
                                                                -----------

PACKAGED FOODS & MEATS--0.9%
  Campbell Soup Co.                                1,891             69,022
  ConAgra Foods, Inc.                              4,188            102,522
  Dean Foods Co. (b)                               1,094             45,970
  General Mills, Inc.                              2,893            163,744
  Heinz (H.J.) Co.                                 2,720            114,050
  Hershey Foods Co.                                1,440             76,968
  Kellogg Co.                                      2,049            101,466
  McCormick & Co., Inc.                            1,081             41,056
  Sara Lee Corp.                                   6,232            100,148
  Tyson Foods, Inc. Class A                        2,066             32,808
  Wrigley (Wm.) Jr. Co.                            1,798             82,816
                                                                -----------
                                                                    930,570
                                                                -----------

PAPER PACKAGING--0.1%
  Bemis Co., Inc.                                    860             28,260
  Sealed Air Corp.                                   660             35,719
  Temple-Inland, Inc.                                900             36,090
                                                                -----------
                                                                    100,069
                                                                -----------

PAPER PRODUCTS--0.2%
  International Paper Co.                          3,727            129,066
  MeadWestvaco Corp.                               1,480             39,235
                                                                -----------
                                                                    168,301
                                                                -----------

PERSONAL PRODUCTS--0.2%
  Alberto-Culver Co.                                 640             32,378
  Avon Products, Inc.                              3,670            112,522
  Estee Lauder Cos., Inc. (The)
    Class A                                        1,059             42,709
                                                                -----------
                                                                    187,609
                                                                -----------

PHARMACEUTICALS--6.8%
  Abbott Laboratories                             12,526            608,263
  Allergan, Inc.                                   1,240            139,636
  Barr Pharmaceuticals, Inc. (b)                     880             45,707
  Bristol-Myers Squibb Co.                        16,124            401,810
  Forest Laboratories, Inc. (b)                    2,607            131,940
  Johnson & Johnson                               23,982          1,557,391
  King Pharmaceuticals, Inc. (b)                   1,993             33,941
  Lilly (Eli) & Co.                                8,063            459,591
  Merck & Co., Inc.                               17,842            747,580
  Mylan Laboratories, Inc.                         1,728             34,785
  Pfizer, Inc.                                    59,782          1,695,417
  Schering-Plough Corp.                           12,145            268,283
  Watson Pharmaceuticals, Inc. (b)                   840             21,983

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
              (FORMERLY ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES)

                                                 SHARES            VALUE
                                                 -------        -----------

PHARMACEUTICALS--(CONTINUED)
  Wyeth                                           11,033        $   560,918
                                                                -----------
                                                                  6,707,245
                                                                -----------

PHOTOGRAPHIC PRODUCTS--0.1%
  Eastman Kodak Co.                                2,355             52,752
                                                                -----------

PROPERTY & CASUALTY INSURANCE--1.2%
  Allstate Corp. (The)                             5,161            323,749
  Ambac Financial Group, Inc.                        860             71,165
  Chubb Corp. (The)                                3,360            174,586
  Cincinnati Financial Corp.                       1,420             68,245
  MBIA, Inc.                                       1,100             67,584
  Progressive Corp. (The)                          6,331            155,363
  SAFECO Corp.                                       960             56,573
  St. Paul Travelers Cos., Inc.
    (The)                                          5,665            265,632
                                                                -----------
                                                                  1,182,897
                                                                -----------

PUBLISHING & PRINTING--0.4%
  Dow Jones & Co., Inc.                              533             17,877
  Gannett Co., Inc.                                1,938            110,137
  McGraw-Hill Cos., Inc. (The)                     2,885            167,417
  Meredith Corp.                                     319             15,736
  New York Times Co. (The) Class A                 1,180             27,116
  Tribune Co.                                      1,563             51,141
                                                                -----------
                                                                    389,424
                                                                -----------

RAILROADS--0.7%
  Burlington Northern Santa Fe
    Corp.                                          2,968            217,970
  CSX Corp.                                        3,630            119,173
  Norfolk Southern Corp.                           3,393            149,461
  Union Pacific Corp.                              2,208            194,304
                                                                -----------
                                                                    680,908
                                                                -----------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0 0%
  Realogy Corp. (b)                                1,753             39,758
                                                                -----------

REGIONAL BANKS--2.0%
  AmSouth Bancorp                                  2,808             81,544
  BB&T Corp.                                       4,403            192,763
  Commerce Bancorp, Inc.                           1,529             56,130
  Compass Bancshares, Inc.                         1,060             60,399
  Fifth Third Bancorp                              4,574            174,178
  First Horizon National Corp.                     1,016             38,618
  Huntington Bancshares, Inc.                      1,948             46,616
  KeyCorp                                          3,307            123,814
  M&T Bank Corp.                                     637             76,415
  Marshall & Ilsley Corp.                          2,085            100,455
  National City Corp.                              4,959            181,500
  North Fork Bancorporation, Inc.                  3,819            109,376
  PNC Financial Services Group,
    Inc. (The)                                     2,410            174,580


                                                 SHARES            VALUE
                                                 -------        -----------

REGIONAL BANKS--(CONTINUED)
  Regions Financial Corp.                          3,728        $   137,153
  SunTrust Banks, Inc.                             3,000            231,840
  Synovus Financial Corp.                          2,657             78,036
  Zions Bancorp                                      870             69,435
                                                                -----------
                                                                  1,932,852
                                                                -----------

RESIDENTIAL REIT'S--0.3%
  Apartment Investment & Management
    Co. Class A                                      790             42,984
  Archstone-Smith Trust                            1,757             95,651
  Equity Residential                               2,380            120,380
                                                                -----------
                                                                    259,015
                                                                -----------

RESTAURANTS--0.9%
  Darden Restaurants, Inc.                         1,198             50,879
  McDonald's Corp.                                10,055            393,352
  Starbucks Corp. (b)                              6,199            211,076
  Wendy's International, Inc.                        965             64,655
  Yum! Brands, Inc.                                2,220            115,551
                                                                -----------
                                                                    835,513
                                                                -----------

RETAIL REIT'S--0.2%
  Kimco Realty Corp.                               1,776             76,137
  Simon Property Group, Inc.                       1,813            164,294
                                                                -----------
                                                                    240,431
                                                                -----------

SEMICONDUCTOR EQUIPMENT--0.3%
  Applied Materials, Inc.                         11,376            201,696
  KLA-Tencor Corp.                                 1,632             72,575
  Novellus Systems, Inc. (b)                       1,010             27,937
  Teradyne, Inc. (b)                               1,615             21,253
                                                                -----------
                                                                    323,461
                                                                -----------

SEMICONDUCTORS--2.4%
  Advanced Micro Devices, Inc. (b)                 3,984             99,002
  Altera Corp. (b)                                 2,946             54,148
  Analog Devices, Inc.                             2,893             85,025
  Broadcom Corp. Class A (b)                       3,845            116,657
  Freescale Semiconductor, Inc.
    Class B (b)                                    3,326            126,421
  Intel Corp.                                     47,292            972,796
  Linear Technology Corp.                          2,470             76,866
  LSI Logic Corp. (b)                              3,090             25,400
  Maxim Integrated Products, Inc.                  2,629             73,796
  Micron Technology, Inc. (b)                      5,984            104,122
  National Semiconductor Corp.                     2,441             57,437
  NVIDIA Corp. (b)                                 2,890             85,515
  PMC-Sierra, Inc. (b)                             1,714             10,181
  Texas Instruments, Inc.                         12,566            417,820

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
              (FORMERLY ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES)

                                                 SHARES            VALUE
                                                 -------        -----------

SEMICONDUCTORS--(CONTINUED)
  Xilinx, Inc.                                     2,787        $    61,175
                                                                -----------
                                                                  2,366,361
                                                                -----------

SOFT DRINKS--1.7%
  Coca-Cola Co. (The)                             16,709            746,558
  Coca-Cola Enterprises, Inc.                      2,260             47,076
  Pepsi Bottling Group, Inc. (The)                 1,114             39,547
  PepsiCo, Inc.                                   13,517            882,119
                                                                -----------
                                                                  1,715,300
                                                                -----------

SPECIALIZED CONSUMER SERVICES--0.1%
  Block (H&R), Inc.                                2,637             57,328
                                                                -----------

SPECIALIZED FINANCE--0.4%
  Chicago Mercantile Exchange
    Holdings, Inc.                                   290            138,692
  CIT Group, Inc.                                  1,630             79,267
  Moody's Corp.                                    1,941            126,903
                                                                -----------
                                                                    344,862
                                                                -----------

SPECIALIZED REIT'S--0.1%
  Plum Creek Timber Co., Inc.                      1,469             50,005
  Public Storage, Inc.                               994             85,474
                                                                -----------
                                                                    135,479
                                                                -----------

SPECIALTY CHEMICALS--0.2%
  Ecolab, Inc.                                     1,460             62,517
  International Flavors &
    Fragrances, Inc.                                 640             25,306
  Rohm and Haas Co.                                1,177             55,731
  Sigma-Aldrich Corp.                                540             40,862
                                                                -----------
                                                                    184,416
                                                                -----------

SPECIALTY STORES--0.3%
  Office Depot, Inc. (b)                           2,323             92,223
  OfficeMax, Inc.                                    608             24,770
  Staples, Inc.                                    5,957            144,934
  Tiffany & Co.                                    1,133             37,615
                                                                -----------
                                                                    299,542
                                                                -----------

STEEL--0.2%
  Allegheny Technologies, Inc.                       825             51,307
  Nucor Corp.                                      2,528            125,111
  United States Steel Corp.                        1,009             58,199
                                                                -----------
                                                                    234,617
                                                                -----------

SYSTEMS SOFTWARE--2.9%
  BMC Software, Inc. (b)                           1,681             45,757
  CA, Inc.                                         3,367             79,764
  Microsoft Corp.                                 70,816          1,935,401
  Novell, Inc. (b)                                 2,780             17,014


                                                 SHARES            VALUE
                                                 -------        -----------

SYSTEMS SOFTWARE--(CONTINUED)
  Oracle Corp. (b)                                33,071        $   586,679
  Symantec Corp. (b)                               8,110            172,581
                                                                -----------
                                                                  2,837,196
                                                                -----------

THRIFTS & MORTGAGE FINANCE--1.6%
  Countrywide Financial Corp.                      5,018            175,831
  Fannie Mae                                       7,936            443,702
  Freddie Mac                                      5,665            375,759
  Golden West Financial Corp.                      2,179            168,328
  MGIC Investment Corp.                              692             41,499
  Sovereign Bancorp, Inc.                          2,940             63,239
  Washington Mutual, Inc.                          7,900            343,413
                                                                -----------
                                                                  1,611,771
                                                                -----------

TIRES & RUBBER--0.0%
  Goodyear Tire & Rubber Co. (The) (b)             1,454             21,083
                                                                -----------

TOBACCO--1.5%
  Altria Group, Inc.                              17,164          1,313,904
  Reynolds American, Inc.                          1,410             87,378
  UST, Inc.                                        1,310             71,827
                                                                -----------
                                                                  1,473,109
                                                                -----------

TRADING COMPANIES & DISTRIBUTORS--0.0%
  Grainger (W.W.), Inc.                              610             40,882
                                                                -----------

TRUCKING--0.0%
  Ryder System, Inc.                                 508             26,253
                                                                -----------

WIRELESS TELECOMMUNICATION SERVICES--0.6%
  ALLTEL Corp.                                     3,182            176,601
  Sprint Nextel Corp.                             24,494            420,072
                                                                -----------
                                                                    596,673
                                                                -----------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $81,332,015)                                  97,708,002
                                                                -----------

FOREIGN COMMON STOCKS(c)--0.9%

INDUSTRIAL CONGLOMERATES--0.5%
  Tyco International Ltd. (United
    States)                                       16,860            471,912
                                                                -----------

INDUSTRIAL MACHINERY--0.1%
  Ingersoll-Rand Co. Ltd. Class A
    (United States)                                2,638            100,191
                                                                -----------

OIL & GAS DRILLING--0.1%
  Nabors Industries Ltd. (United
    States) (b)                                    2,591             77,082
                                                                -----------

PROPERTY & CASUALTY INSURANCE--0.2%
  ACE Ltd. (United States)                         2,666            145,910

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
              (FORMERLY ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES)

                                                 SHARES            VALUE
                                                 -------        -----------

PROPERTY & CASUALTY INSURANCE--(CONTINUED)
  XL Capital Ltd. Class A (United
    States)                                        1,470        $   100,989
                                                                -----------
                                                                    246,899
                                                                -----------

TOTAL FOREIGN COMMON STOCKS
  (Identified cost $605,993)                                        896,084
                                                                -----------

RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
  Seagate Technology Tax Refund
    Rights (d)                                     7,900                  0
                                                                -----------

TOTAL RIGHTS
  (Identified cost $0)                                                    0
                                                                -----------

TOTAL LONG TERM INVESTMENTS--99.7%
  (Identified Cost $81,938,008)                                  98,604,086
                                                                -----------



                                                  PAR
                                                 VALUE
                                                  (000)            VALUE
                                                 -------        -----------
SHORT-TERM INVESTMENTS--0.4%

REPURCHASE AGREEMENTS--0.4%
  State Street Bank and Trust Co.
    repurchase agreement 1.50% dated
    9/30/06, due 10/2/06, repurchase
    price $341,043 collateralized by
    U.S. Treasury Note 7.125%,
    5/15/16 market value $353,883                  $ 341        $   341,000
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $341,000)                                        341,000
                                                                -----------

Total Investments--100.1%
  (Identified cost $82,279,008)                                  98,945,086(a)
  Other assets and liabilities, net--(0.1)%                         (89,174)
                                                                -----------
NET ASSETS--100.0%                                              $98,855,912
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,879,393 and gross depreciation of $1,658,834 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $86,724,527.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2006, this security amounted to a value of $0 or 0 % of net assets. For aquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Phoenix Edge Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

   A. SECURITY VALUATION

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold. At September 30, 2006, the total value of these securities represented approximately the following percentage of net assets:

   Series                                          Percentage of Net Assets
   ------                                          ------------------------

   Multi-Sector Fixed Income Bond                             3.2%

   Multi-Sector Short Term Bond                               4.9%

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     Money Market Series uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the series attempts to maintain a constant net asset value of $10 per share.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)


   B. SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the series is notified. Interest income is recorded on the accrual basis. Each series amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   C. FOREIGN CURRENCY TRANSLATION

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

   D. FOREIGN SECURITY COUNTRY DETERMINATION

     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

   E. FORWARD CURRENCY CONTRACTS

     Certain series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

     At September 30, 2006, the series' had entered into forward currency contracts as follows:


                                                                                                   Net
                                                                                               Unrealized
                                                                  Settlement                  Appreciation
                        Contract to Receive    in Exchange For       Date          Value      (Depreciation)
                        -------------------    ---------------       ----          -----      --------------
Strategic Allocation       JPY 38,433,150        USD 338,803        11/9/06     $  327,336     $  (11,467)

                           JPY 40,555,200        USD 356,695       11/16/06        345,629        (11,066)
                                                                                               ----------
                                                                                               $  (22,533)
                                                                                               ==========


Multi-Sector Fixed
Income                    JPY 139,794,450       USD 1,233,680       11/7/06     $1,190,331     $  (43,349)

                           JPY 71,375,850        USD 629,206        11/9/06        607,910        (21,296)

                           JPY 69,523,200        USD 611,478       11/14/06        592,507        (18,971)

                          JPY 266,935,000       USD 2,500,000      11/16/06      2,275,513       (224,487)
                                                                                               ----------
                                                                                               $ (308,103)
                                                                                               ==========

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)



Multi-Sector Short
Term Bond
                           JPY 13,550,640        USD 120,155       10/13/06       $114,964       $ (5,191)

                           JPY 42,683,625        USD 369,917       10/24/06        362,749         (7,168)

                           JPY 26,862,895        USD 237,064        11/7/06        228,734         (8,330)

                           JPY 10,980,900         USD 96,801        11/9/06         93,525         (3,276)

                           JPY 14,484,000        USD 127,391       11/14/06        123,439         (3,952)
                                                                                                 --------
                                                                                                 $(27,917)
                                                                                                 ========

 JPY    Japanese Yen      USD   United States Dollar


   F. REIT INVESTMENTS

     With respect to the Duff & Phelps Real Estate Securities Series, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

   G. FUTURES CONTRACTS

     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded.

     At September 30, 2006, the series' had entered into futures contracts as follows:



                                                                   Value of       Market       Net Unrealized
                                                  Number of        Contracts      Value of      Appreciation
                          Expiration Date         Contracts       When Opened    Contracts     (Depreciation)
                          ---------------         ---------       -----------    ---------     --------------

Northern Dow 30

             Dow Jones
    Industrial Average
                 Index       December '06              6            $688,580      $704,940       $16,360

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)



Northern Nasdaq-100
Index(R)

     Nasdaq-100 Index(R)     December '06             17            $546,031      $568,225       $22,194

   H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

       Certain series may engage in when-issued or delayed delivery transactions. Each series records when-issued and delayed delivery securities on the trade date. Each series maintains collateral for the securities purchased.

   I. SECURITY LENDING

     Certain series loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Series. Under the terms of the agreement, the series receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the series net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

   J. REPURCHASE AGREEMENTS

     A repurchase agreement is a transaction where a series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

   K. LOAN AGREEMENTS

     Certain series may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The series' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the series may be subject to the credit risk of both the

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)


   borrower and the lender that is selling the loan agreement. When the series purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.


   NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a series' ability to repatriate such amounts.

     At September 30, 2006, the series held securities in specific countries as detailed below:

                                                                 Percentage of
   Series                               Country                Total Net Assets
   ------                               -------                ----------------
   Aberdeen International               Japan                          27%
   Lazard International Equity Select   United Kingdom                 30


     Certain series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a series, positive or negative, than if a series did not concentrate its investments in such sectors.

     At September 30, 2006, the series held securities in specific sectors as detailed below:

                                                                 Percentage of
   Series                               Sector                 Total Net Assets
   ------                               -------                ----------------
   Capital Growth                       Information Technology         29%
   Mid Cap Growth                       Information Technology         25
   Strategic Theme                      Information Technology         25
   Aberdeen International               Financials                     31
   AIM Growth                           Information Technology         26
   Small-Cap Growth                     Information Technology         33
   Kayne Small-Cap Quality Value        Financials                     28
   Lazard International Equity Select   Financials                     36
   Northern Nasdaq-100 Index(R)         Information Technology         62
   Sanford Bernstein Mid-Cap Value      Financials                     25
   Sanford Bernstein Small-Cap Value    Financials                     27
   Van Kampen Comstock                  Financials                     30

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

   NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

     Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)


   investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each series' Schedule of Investments.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At September 30, 2006, the series held the following restricted securities:


                                                                                Market           % of
                                            Acquisition       Acquisition       Value at         Net Assets
                                            Date              Cost              9/30/06          at 9/30/06
                                            ------------      ------------      ----------       ----------

Alger-Small-Cap Growth
      Autobytel, Inc.                          6/20/03        $   20,288        $   18,109           0.1%

Van Kampen Equity 500 Index
      Seagate Technology
      Tax Refund Rights                       11/20/00                 0                 0           0.0%

Strategic Allocation
      ITW Cupids Financial
      Trust I 144A
      6.55%, 12/31/11                          4/18/02         1,996,980         2,078,794           0.6%

Multi-Sector Fixed Income
      Candescent Technologies
      Corp. Cv. 144A
      8%, 5/1/03                                3/6/00            40,000                 0           0.0%

     Each series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


   NOTE 4--MERGERS

     The Board approved the following mergers (subject to shareholder approval) and advisor and subadvisors for several series during the first nine months of 2006. The mergers are as follows: Phoenix-AIM Growth Series into Phoenix Capital Growth Series (previously known as Phoenix-Engemann Capital Growth Series); Phoenix-Kayne Rising Dividends Series into Phoenix-Engemann Growth and Income Series; Phoenix-Lazard International Equity Select Series into Phoenix-Aberdeen International Series; Phoenix Strategic Theme Series into Phoenix Mid-Cap Growth Series; Phoenix-Northern Dow 30 Series and Phoenix-Northern NASDAQ-100 Index(R) Series into Phoenix-Alliance/Bernstein Enhanced Index Series (which will change its name to Phoenix-Van Kampen Equity 500 Index Series); and Phoenix-Kayne Small-Cap Quality Value Series and Phoenix Small-Cap Growth Series (previously known as Phoenix-Engemann Small-Cap Growth Series)into Phoenix-Alger Small Cap Growth Series.

     The new advisors and subadvisors are as follows: PVA replaced PIC as the advisor to the Phoenix-S&P Dynamic Asset Allocation Series with Standard & Poor's Investment Advisory Services LLC as the subadvisor; Van Kampen will be replacing AllianceBernstein, L.P. (previously Alliance Capital Management, L.P.) after September 30, 2006 as the advisor to Phoenix-

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)


   Alliance/Bernstein Enhanced Index Series, with a name change to Phoenix-Van Kampen Equity 500 Index Series; PVA replaced Engemann as advisor and appointed Van Kampen as subadvisor on behalf of Phoenix-Van Kampen Comstock Series (previously known as Phoenix-Engemann Value Equity Series); and Harris Investment Management, Inc. will be replacing Engemann as the new subadvisor of the current Phoenix Capital Growth Series (previously known as Phoenix-Engemann Capital Growth Series) after September 30, 2006.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Phoenix Edge Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date     November 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date     November 27, 2006
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By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (principal financial officer)

Date     November 27, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.